[LOGO]      ACCESSOR FUNDS, INC.


                                  ANNUAL REPORT

                          AUDITED      DECEMBER 31, 2000


                                  EQUITY FUNDS
                                     Growth
                                      Value
                                Small to Mid Cap
                              International Equity

                               FIXED-INCOME FUNDS
                                 High Yield Bond
                            Intermediate Fixed-Income
                         Short-Intermediate Fixed-Income
                               Mortgage Securities
                              U.S. Government Money

                                ALLOCATION FUNDS
                           Accessor Income Allocation
                       Accessor Income & Growth Allocation
                          Accessor Balanced Allocation
                       Accessor Growth & Income Allocation
                           Accessor Growth Allocation
                      Accessor Aggressive Growth Allocation



                                    ACCESSOR
                                    ------

                               TABLE OF CONTENTS


Letter To Our Shareholders.....................................................2

Management's Discussion and Analysis...........................................4

Schedule of Investments
   Growth Fund................................................................15
   Value Fund.................................................................19
   Small to Mid Cap Fund......................................................23
   International Equity Fund..................................................31
   High Yield Bond Fund.......................................................35
   Intermediate Fixed-Income Fund.............................................38
   Short-Intermediate Fixed-Income Fund.......................................41
   Mortgage Securities Fund...................................................44
   U.S. Government Money Fund.................................................50
   Accessor Allocation Funds..................................................51

Statements of Assets & Liabilites.............................................54

Statements of Operations......................................................59

Statements of Changes in Net Assets...........................................64

Notes to Financial Statements.................................................70

Financial Highlights..........................................................81

                           LETTER TO OUR SHAREHOLDERS



February 28, 2000


Dear Shareholder:

It is our pleasure to provide you with the 2000 Annual Report for the Accessor Funds. It explains in detail how your investments performed last year and covers several important issues, including fees and portfolio management. We would like to take this opportunity to thank you for your investment in the Funds and to examine what makes the Accessor Funds special.

BENEFITS OF THE ACCESSOR FUNDS

   With three domestic equity, one international equity, four fixed-income, and a money market investment option, shareholders in the Accessor Funds have a wide range of risk and potential return alternatives to structure an investment solution designed to meet their specific needs. Our nine Funds offer more than just a broad spectrum of equity and fixed-income investment choices, we believe that they also offer a better way of managing mutual fund assets. Each of the Funds, except the U.S. Government Money Fund, is run by an external money manager specializing in that Fund's asset class. Each money manager is governed by strict investment mandates to run their Fund in a style-pure fashion. This means the Growth Fund should only invest in growth stocks, and so on. The mandate helps to ensure that shareholders invest in their intended asset class. Also, after five calendar quarters, money managers are paid partially on a performance fee basis. The performance component of the fee is based on the money manager's performance compared to an unmanaged index of securities with similar risk and investment characteristics. We believe using asset class specialists, providing a pure fund mandate and compensating with performance incentive fees offers the best chance for above average performance. For a complete description of the fee structure, the manager and money managers, and the indices, please refer to the Prospectuses and Statement of Additional Information of Accessor Funds. If you have any questions about this report, please call our Shareholder Services Department at 800-759-3504. We are happy to help you.

NEW FUND OFFERINGS

   In May 2000, we expanded the Accessor Funds family by adding the HIGH YIELD BOND FUND in accordance with our desire to provide our shareholders access to all major asset classes. Previously, we only offered bond funds whose credit quality was primarily investment grade. We think that with the increased credit risk that this new Fund bears there is an opportunity to earn significantly higher return over the long term.
   At the end of 2000, we added six new Funds to the Accessor Funds- the ACCESSOR ALLOCATION FUNDS. These Funds are designed as a solution for investors that use a number of funds to meet their investment goals. For investors who invest a smaller sum of money, or who invest small amounts at regular intervals, it can be difficult to achieve the desired blend across all types of funds due to time constraints, account minimums, transactions costs, accounting and tax reporting burdens or a combination of the above. In addition, as different asset classes move in and out of favor, an investor is hard pressed to keep his or her plan in line. The investor needs to re-allocate every so often due to changes in the market as well as every time new money is invested. Each re-allocation can be a burden to implement.
   Finally comes the issue of performance measurement. It is vital for investors to know their return and the risk they are taking to earn that return. Managing a portfolio comprised of a number of investments, each with


                                   ACCESSOR 2

                           LETTER TO OUR SHAREHOLDERS



cash flows in and out, distributions, and fluctuating value, can be quite complicated and time consuming. Measuring the return and risk of such a portfolio compounds the problem significantly.

BENEFITS OF THE ALLOCATION FUNDS

   The ACCESSOR ALLOCATION FUNDS provide solutions to many of these problems. Each Accessor Allocation Fund is a fund of funds. A fund of funds is a mutual fund that invests its assets in other mutual funds. Each of the Accessor Allocation Funds packages some or all of the nine Accessor Funds in one investment vehicle. This provides investors with the ability to seek a rate of return consistent with their tolerance for risk in a single investment. Other benefits include:

   * Investors can meet the minimum required investment much easier with a fund of funds than among a number of individual funds.
   * The time allocated to make such investments, maintain accounting records and conduct transactions may also fall dramatically since the number of investments is reduced to one.
   * As investors add or remove money from their account, only one transaction is required, and that transaction will not change the underlying allocation and therefore does not change the investor's targeted risk.
   * As assets change in value, the re-allocation to the desired goal is accomplished for the investor with possibly a lower tax burden, and almost no reporting burden. As an added benefit, the allocation is managed professionally, with a layer of money management that would otherwise be lost.
   * As for performance measurement, the Accessor Allocation Funds have daily public pricing and returns are calculated every month by Accessor. Ratings and returns, like those provided by Morningstar, will be available on the Internet daily once the Allocation Funds have sufficient history.

   We are pleased to be able to offer the Accessor Allocation Funds to address the needs of this group of investors and to simplify the process of diversification.
   In closing, on behalf of everyone at Accessor, I'd like to thank you again for your confidence in us. We take the responsibility of managing your money very seriously. We continue to work toward delivering style -pure funds that offer superior performance at below-average risk.

Sincerely yours,

/s/ Ravindra Deo

Ravindra Deo
Treasurer


                                   ACCESSOR 3

                                  GROWTH FUND

   The Growth Fund ("Fund") seeks capital growth through investing primarily in equity securities with greater than average growth characteristics selected from the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"). The Fund is designed to have risk characteristics similar to its benchmark, the S&P 500/BARRA Growth Index ("Index"). The money manager of the Fund was Geewax Terker & Company from the beginning of the year until March 16, 2000, when Chicago Equity Partners took on that role.
   Chicago Equity Partners attempts to add value over the benchmark through a disciplined process of investing in the stocks that they believe have the greatest chance of outperforming their peers within their industry sector. Chicago Equity Partners does not shift the Fund's assets from sector to sector, rather, sector weights are intended to be in-line with the benchmark. Added-value is expected to be primarily derived from Chicago Equity Partner's model, which ranks stocks from most attractive to least attractive.
   The Growth Fund is available in two classes of shares. The Advisor Class Shares commenced operations on August 24, 1992. The Investor Class Shares of the Fund were first issued on July 1, 1998.
   For the Advisor Class Shares, the total return for the year ended December 31, 2000 was -23.58%, as compared to -22.08% for the S&P 500/BARRA Growth Index. The Investor Class Shares had a total return of -23.99% for the year ended December 31, 2000.
   On an absolute basis, it was a bad year for the Fund and the large-cap growth market overall. Relative to the Index, however, the Fund did not perform too poorly. The primary reason for the losses of both the Fund and the Index was the correction that occurred in large, blue-chip technology companies such as Microsoft, Intel, Cisco, and Dell. Throughout the late 1990s these types of companies grew to be a very large component of the S&P 500 Index, dominating the stock market. When they started losing value, the impact on the Fund and the overall stock market was considerable, contributing to much of 2000's declines. As money flowed away from the technology sector, it flowed into other sectors such as finance, utilities, and health care. The Fund and the Index benefited from their exposure to these economic sectors. The Fund is designed to track the broad market; when the market has a down year, as it did in 2000, the Fund will more than likely have a down year.


                               PERFORMANCE SUMMARY

PERFORMANCE DATA QUOTED IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. PERFORMANCE IN THE GRAPH IS FOR THE ADVISOR CLASS SHARES ONLY. INVESTOR CLASS SHARES HAVE HIGHER EXPENSES WHICH WILL CAUSE PERFORMANCE TO BE LOWER THAN ADVISOR CLASS SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.


                    GROWTH OF $10,000 - ADVISOR CLASS SHARES

                                 GROWTH FUND VS.
                      UNMANAGED S&P 500/BARRA GROWTH INDEX

                            8/31/92 THROUGH 12/31/00

                               [PLOT POINTS CHART]

  DATE         10,000 IN FUND     10,000 IN INDEX
31-Aug-92          10,000             10,000
30-Sep-92          10,089             10,118
30-Oct-92          10,345             10,270
30-Nov-92          10,933             10,679
31-Dec-92          10,892             10,763
29-Jan-93          11,017             10,633
26-Feb-93          10,909             10,547
31-Mar-93          11,446             10,695
30-Apr-93          11,087             10,202
28-May-93          11,438             10,565
30-Jun-93          11,378             10,475
31-Jul-93          11,114             10,259
31-Aug-93          11,701             10,634
30-Sep-93          11,726             10,471
29-Oct-93          12,179             10,861
30-Nov-93          12,222             10,853
31-Dec-93          12,440             10,929
31-Jan-94          12,615             11,163
28-Feb-94          12,413             10,963
31-Mar-94          11,969             10,456
30-Apr-94          12,039             10,504
31-May-94          12,259             10,675
30-Jun-94          12,059             10,447
29-Jul-94          12,342             10,781
31-Aug-94          12,996             11,356
30-Sep-94          12,810             11,194
31-Oct-94          12,996             11,455
30-Nov-94          12,659             11,079
31-Dec-94          12,936             11,271
31-Jan-95          13,233             11,550
28-Feb-95          13,710             12,001
31-Mar-95          14,118             12,376
28-Apr-95          14,650             12,698
31-May-95          15,281             13,153
30-Jun-95          15,747             13,656
31-Jul-95          16,273             14,092
31-Aug-95          16,137             14,046
29-Sep-95          16,710             14,739
31-Oct-95          16,937             14,857
30-Nov-95          17,410             15,392
29-Dec-95          17,375             15,566
31-Jan-96          18,051             16,161
29-Feb-96          18,388             16,308
29-Mar-96          18,283             16,241
30-Apr-96          18,709             16,556
31-May-96          18,981             17,165
28-Jun-96          19,053             17,379
31-Jul-96          18,123             16,578
30-Aug-96          18,509             16,823
30-Sep-96          19,557             17,991
31-Oct-96          20,063             18,381
29-Nov-96          21,512             19,754
31-Dec-96          20,821             19,298
31-Jan-97          22,304             20,809
28-Feb-97          22,431             20,984
31-Mar-97          21,419             19,987
30-Apr-97          22,938             21,600
30-May-97          24,275             22,881
30-Jun-97          25,557             24,041
31-Jul-97          27,497             25,945
29-Aug-97          25,751             24,220
30-Sep-97          27,051             25,455
31-Oct-97          26,142             24,689
28-Nov-97          27,554             26,028
31-Dec-97          27,741             26,348
30-Jan-98          28,732             27,234
27-Feb-98          30,815             29,126
31-Mar-98          32,201             30,633
30-Apr-98          32,150             30,889
29-May-98          31,777             30,270
30-Jun-98          34,297             32,427
31-Jul-98          34,256             32,408
31-Aug-98          29,573             28,192
30-Sep-98          31,871             30,078
30-Oct-98          34,188             32,600
30-Nov-98          36,687             34,809
30-Dec-98          40,682             37,456
31-Jan-99          43,668             39,744
28-Feb-99          41,838             38,186
31-Mar-99          44,386             40,035
30-Apr-99          43,849             39,958
31-May-99          42,034             38,793
30-Jun-99          44,703             41,571
31-Jul-99          43,116             40,255
31-Aug-99          43,073             40,814
30-Sep-99          42,293             40,119
31-Oct-99          45,376             42,893
30-Nov-99          46,847             44,728
31-Dec-99          51,199             48,039
31-Jan-00          47,712             44,839
29-Feb-00          48,995             45,780
31-Mar-00          52,920             50,014
30-Apr-00          50,279             47,538
31-May-00          47,956             45,600
30-Jun-00          51,918             49,280
31-Jul-00          50,152             47,087
31-Aug-00          53,192             49,814
30-Sep-00          48,064             44,952
31-Oct-00          46,223             43,782
30-Nov-00          40,690             39,128
31-Dec-00          39,128             40,482


                   ADVISOR CLASS HISTORICAL RATE OF RETURN(1)
                             PERIODS ENDING 12/31/00

            ONE YEAR.........................................-23.58%
            FIVE YEARS........................................17.63%
            SINCE INCEPTION(2)................................17.88%


                   INVESTOR CLASS HISTORICAL RATE OF RETURN(1)
                             PERIODS ENDING 12/31/00

           ONE YEAR.........................................-23.99%
           SINCE INCEPTION(3).................................4.39%


(1)Annualized.
(2)Since inception rate of return assumes initial investment on August 24, 1992. Comparison with the S&P 500/BARRA Growth Index assumes initial investment on August 31, 1992.
(3)The inception date of the Investor Class is July 1, 1998.


                                   ACCESSOR 4

                                   VALUE FUND

   The Value Fund ("Fund") seeks capital growth and some generation of current income by investing primarily in value-oriented equity securities selected from the stocks which make up the S&P 500 Index. The Fund is designed to have risk characteristics similar to its benchmark, the S&P 500/BARRA Value Index ("Index"). Martingale Asset Management L.P. ("Martingale") was the money manager of the Fund through year-end. Martingale utilized an investment process that attempted to identify stocks with good potential for growth that were also selling at prices that were cheap relative to the stocks' peers.
   The Value Fund is available in two classes of shares. The Advisor Class Shares commenced operations on August 24, 1992. The Investor Class Shares of the Fund were first issued on July 1, 1998.
   For the Advisor Class Shares, the total return for the year ended December 31, 2000 was +2.38%, as compared to +6.08% for the S&P 500/BARRA Value Index. The Investor Class Shares had a total return of +1.88% for the year ended December 31, 2000.
   Relative to growth-oriented stocks, value-oriented stocks fared very well in the year 2000. On an absolute basis, the return of the Index and the return of the Fund were mediocre. Relative to the Index, the Fund's performance was disappointing.
   Value sectors made a comeback during most of 2000, while growth sectors declined. Beginning in late March, investors rotated out of growth industries and into value industries. The Utilities sector of the S&P 500 was up 54.3% for the year, Health Care was up 34.4%, and the Financial sector was up 23.8%. Meanwhile Technology slumped -40.0% for the year and Communication Services, the other technology oriented sector, declined -39.7%. The Fund trailed the Index primarily due to investors' tendency to discriminate between sectors (i.e., investing in Utilities but not Technology) but not within sectors. This increased demand for stocks in value sectors while stocks in growth sectors were sold-off. While this kind of change is favorable to the value market, it has not been conducive to valuation models such as those utilized by Martingale, which were calibrated to distinguish between stocks within sectors, but not between sectors or industries.
   On January 10th, 2001, Martingale was replaced by Wellington Management Company as the money manager. Accessor Capital Management ("Accessor Capital") believes that Wellington Management Company's investment process will add value over the long run. Please contact Accessor Capital if you have questions regarding the change.


                               PERFORMANCE SUMMARY

PERFORMANCE DATA QUOTED IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. PERFORMANCE IN THE GRAPH IS FOR THE ADVISOR CLASS SHARES ONLY. INVESTOR CLASS SHARES HAVE HIGHER EXPENSES WHICH WILL CAUSE PERFORMANCE TO BE LOWER THAN ADVISOR CLASS SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.


                    GROWTH OF $10,000 - ADVISOR CLASS SHARES

                                 VALUE FUND VS.
                       UNMANAGED S&P 500/BARRA VALUE INDEX

                            8/31/92 THROUGH 12/31/00

                               [PLOT POINTS CHART]

   DATE     10,000 IN FUND    10,000 IN INDEX
31-Aug-92       10,000             10,000
30-Sep-92       10,056             10,110
30-Oct-92        9,973             10,027
30-Nov-92       10,331             10,300
31-Dec-92       10,539             10,493
29-Jan-93       10,841             10,775
26-Feb-93       11,176             11,146
31-Mar-93       11,462             11,454
30-Apr-93       11,318             11,408
28-May-93       11,503             11,621
30-Jun-93       11,645             11,775
31-Jul-93       11,730             11,921
31-Aug-93       12,120             12,388
30-Sep-93       12,044             12,383
29-Oct-93       12,146             12,450
30-Nov-93       11,942             12,227
31-Dec-93       12,087             12,435
31-Jan-94       12,577             13,014
28-Feb-94       12,163             12,543
31-Mar-94       11,739             12,028
30-Apr-94       11,828             12,282
31-May-94       11,918             12,485
30-Jun-94       11,654             12,140
29-Jul-94       11,970             12,550
31-Aug-94       12,285             12,905
30-Sep-94       11,920             12,451
31-Oct-94       12,137             12,722
30-Nov-94       11,702             12,207
31-Dec-94       11,850             12,357
31-Jan-95       12,123             12,692
28-Feb-95       12,597             13,184
31-Mar-95       12,928             13,547
28-Apr-95       13,304             13,993
31-May-95       13,963             14,615
30-Jun-95       13,995             14,726
31-Jul-95       14,382             15,235
31-Aug-95       14,557             15,364
29-Sep-95       14,958             15,899
31-Oct-95       14,866             15,651
30-Nov-95       15,542             16,471
29-Dec-95       15,791             16,927
31-Jan-96       16,256             17,433
29-Feb-96       16,455             17,597
29-Mar-96       16,758             18,009
30-Apr-96       17,017             18,191
31-May-96       17,247             18,465
28-Jun-96       17,142             18,376
31-Jul-96       16,437             17,601
30-Aug-96       17,029             18,086
30-Sep-96       17,760             18,861
31-Oct-96       18,466             19,500
29-Nov-96       19,922             20,992
31-Dec-96       19,571             20,650
31-Jan-97       20,630             21,599
28-Feb-97       20,751             21,757
31-Mar-97       19,847             21,013
30-Apr-97       20,809             21,801
30-May-97       22,160             23,168
30-Jun-97       22,920             24,053
31-Jul-97       25,040             25,977
29-Aug-97       24,106             24,803
30-Sep-97       25,673             26,256
31-Oct-97       24,777             25,290
28-Nov-97       25,493             26,254
31-Dec-97       26,018             26,837
30-Jan-98       25,844             26,506
27-Feb-98       27,699             28,494
31-Mar-98       29,392             29,938
30-Apr-98       29,630             30,292
29-May-98       29,230             29,866
30-Jun-98       29,130             30,093
31-Jul-98       28,195             29,439
31-Aug-98       23,588             24,705
30-Sep-98       24,690             26,206
30-Oct-98       26,961             28,259
30-Nov-98       28,320             29,731
30-Dec-98       29,371             30,775
31-Jan-99       29,665             31,397
28-Feb-99       28,798             30,721
31-Mar-99       29,510             31,652
30-Apr-99       32,121             34,381
31-May-99       31,871             33,773
30-Jun-99       33,349             35,070
31-Jul-99       31,935             33,992
31-Aug-99       30,760             33,131
30-Sep-99       29,321             31,834
31-Oct-99       31,062             33,631
30-Nov-99       30,655             33,434
31-Dec-99       31,391             34,690
31-Jan-00       29,891             33,587
29-Feb-00       27,813             31,488
31-Mar-00       31,048             34,771
30-Apr-00       31,126             34,539
31-May-00       31,126             34,647
30-Jun-00       29,467             33,278
31-Jul-00       29,929             33,944
31-Aug-00       32,521             36,219
30-Sep-00       32,287             36,211
31-Oct-00       32,781             36,887
30-Nov-00       30,909             34,999
31-Dec-00       32,142             36,800


                   ADVISOR CLASS HISTORICAL RATE OF RETURN(1)
                             PERIODS ENDED 12/31/00

           ONE YEAR...........................................2.38%
           FIVE YEARS........................................15.27%
           SINCE INCEPTION(2)................................15.07%


                   INVESTOR CLASS HISTORICAL RATE OF RETURN(1)
                             PERIODS ENDED 12/31/00

           ONE YEAR...........................................1.88%
           SINCE INCEPTION(3).................................2.81%


(1)Annualized.

(2)Since inception rate of return assumes initial investment on August 24, 1992. Comparison with the S&P 500/BARRA Value Index assumes initial investment on August 31, 1992.

(3)The inception date of the Investor Class is July 1, 1998.


                                   ACCESSOR 5

                             SMALL TO MID CAP FUND

   The Small to Mid Cap Fund ("Fund") seeks capital growth through investing primarily in equity securities of small to medium capitalization issuers. The Fund is designed to have risk characteristics similar to the overall small- to mid-cap marketplace, as defined by its benchmark, the Wilshire 4500 Index ("Index"). By a vote of the shareholders, the investment objective of the Fund was changed to include mid-cap stocks, effective September 1995. The performance for periods prior to October 1995 shows performance of the Fund before the restatement of the investment objective. The BARRA Institutional Small Index was used and is provided in the first graph only for comparative depiction of the prior period. The money manager of the Fund is Symphony Asset Management L.L.C. ("Symphony").
   Symphony uses sophisticated quantitative tools to select stocks and construct funds. Its investment process combines screens on liquidity, profitability, valuation, and other characteristics of the stocks in the Wilshire 4500 Index, as well as earnings estimates of Wall Street analysts (Symphony gives more weight to those analysts who they believe from past experience give more accurate forecasts). Information on corporate insider transactions is also considered. This strategy has proven to be especially suited for small to mid cap stocks as a vast quantity of information can be quickly and efficiently processed on thousands of stocks. In addition, the money manager tries to enhance performance by controlling the transaction costs via electronic trading networks.
   The Small to Mid Cap Fund is available in two classes of shares. The Advisor Class Shares commenced operations on August 24, 1992. The Investor Class Shares of the Fund were first issued on June 24, 1998.
   For the Advisor Class Shares, the total return for the year ended December 31, 2000 was -18.22%, as compared to -15.77% for the Index. The Investor Class Shares had a total return of -18.60% for the year ended December 31, 2000. On an absolute basis, it was a bad year for the Fund and the small- to mid-cap market overall. Relative to the Index, the Fund did not perform too poorly.
   The attitude of investors towards the emerging companies of the small- to mid-cap marketplace reversed itself in 2000. Early in the year investors were very optimistic about the opportunities of such companies and did not focus much on downside risk. After the sharp downturn in March and April, most investors became quite adverse about owning the type of companies that were once viewed in such a positive light. Late in the year, investor fears about a slowing economy also put a serious crimp in growth-oriented firms' ability to raise capital. However, other segments of the small- and mid-cap marketplace fared much better as investors rotated away from the growth-oriented sectors into the value- or core-type sectors. The Fund recovered in the later half of the year relative to the Index, after underperforming during the very volatile and unpredictable early part of the year. When, during second quarter 2000, the market returned to what the money manager considered a more rational state of mind, the Fund made up ground against the Index. The Fund's rational investment philosophy tends to work well during rational markets. The Fund remains factor-neutral to the Index and seeks to add value on the basis of superior stock selection; this is the same philosophy that the Fund has always employed and that the money manager believes has worked well throughout its history.


                                   ACCESSOR 6

                               PERFORMANCE SUMMARY

PERFORMANCE DATA QUOTED IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. PERFORMANCE IN THE FOLLOWING GRAPHS IS FOR THE ADVISOR CLASS SHARES ONLY. INVESTOR CLASS SHARES HAVE HIGHER EXPENSES WHICH WILL CAUSE PERFORMANCE TO BE LOWER THAN THAT SHOWN HERE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.


                    GROWTH OF $10,000 - ADVISOR CLASS SHARES

                            SMALL TO MID CAP FUND VS.
                    UNMANAGED BARRA INSTITUTIONAL SMALL INDEX

                             8/31/92 THROUGH 9/30/95

                               [PLOT POINTS CHART]

  DATE       10,000 IN FUND      10,000 IN INDEX
31-Aug-92        10,000              10,000
30-Sep-92        10,096              10,196
30-Oct-92        10,408              10,458
30-Nov-92        11,091              11,208
31-Dec-92        11,452              11,597
29-Jan-93        11,765              11,967
26-Feb-93        11,587              11,785
31-Mar-93        11,986              12,204
30-Apr-93        11,538              11,781
28-May-93        11,960              12,179
30-Jun-93        12,027              12,269
30-Jul-93        12,171              12,488
31-Aug-93        12,620              13,046
30-Sep-93        12,842              13,394
29-Oct-93        13,037              13,787
30-Nov-93        12,664              13,308
31-Dec-93        13,101              13,722
31-Jan-94        13,499              14,077
28-Feb-94        13,304              13,949
31-Mar-94        12,630              13,200
29-Apr-94        12,692              13,165
31-May-94        12,452              13,059
30-Jun-94        12,113              12,734
29-Jul-94        12,300              12,984
31-Aug-94        12,957              13,676
30-Sep-94        12,904              13,676
31-Oct-94        12,877              13,625
30-Nov-94        12,335              13,107
30-Dec-94        12,568              13,320
31-Jan-95        12,505              13,278
28-Feb-95        12,880              13,808
31-Mar-95        13,124              14,101
28-Apr-95        13,401              14,382
31-May-95        13,615              14,632
30-Jun-95        14,319              15,453
31-Jul-95        15,314              16,428
31-Aug-95        15,538              16,815
29-Sep-95        15,916              17,227


                    GROWTH OF $10,000 - ADVISOR CLASS SHARES

                              SMALL TO MID CAP VS.
                  UNMANAGED SMALL TO MID CAP COMPOSITE INDEX(2)

                            8/31/92 THROUGH 12/31/00

                               [PLOT POINTS CHART]

   DATE      10,000 IN FUND      10,000 IN INDEX
31-Aug-92        10,000              10,000
30-Sep-92        10,096              10,196
30-Oct-92        10,408              10,458
30-Nov-92        11,091              11,208
31-Dec-92        11,452              11,597
29-Jan-93        11,765              11,967
26-Feb-93        11,587              11,785
31-Mar-93        11,986              12,204
30-Apr-93        11,538              11,781
28-May-93        11,960              12,179
30-Jun-93        12,027              12,269
30-Jul-93        12,171              12,488
31-Aug-93        12,620              13,046
30-Sep-93        12,842              13,394
29-Oct-93        13,037              13,787
30-Nov-93        12,664              13,308
31-Dec-93        13,101              13,722
31-Jan-94        13,499              14,077
28-Feb-94        13,304              13,949
31-Mar-94        12,630              13,200
29-Apr-94        12,692              13,165
31-May-94        12,452              13,059
30-Jun-94        12,113              12,734
29-Jul-94        12,300              12,984
31-Aug-94        12,957              13,676
30-Sep-94        12,904              13,676
31-Oct-94        12,877              13,625
30-Nov-94        12,335              13,107
30-Dec-94        12,568              13,320
31-Jan-95        12,505              13,278
28-Feb-95        12,880              13,808
31-Mar-95        13,124              14,101
28-Apr-95        13,401              14,382
31-May-95        13,615              14,632
30-Jun-95        14,319              15,453
31-Jul-95        15,314              16,428
31-Aug-95        15,538              16,815
29-Sep-95        15,916              17,227
31-Oct-95        15,386              16,766
30-Nov-95        16,131              17,478
29-Dec-95        16,586              17,698
31-Jan-96        16,520              17,880
29-Feb-96        17,207              18,462
29-Mar-96        17,439              18,744
30-Apr-96        18,259              19,616
31-May-96        18,673              20,234
28-Jun-96        18,270              19,599
31-Jul-96        17,170              18,127
30-Aug-96        18,435              19,106
30-Sep-96        19,442              20,017
31-Oct-96        19,529              19,721
29-Nov-96        20,524              20,554
31-Dec-96        20,706              20,739
31-Jan-97        21,267              21,409
28-Feb-97        20,685              20,956
31-Mar-97        19,851              19,861
30-Apr-97        20,611              19,910
30-May-97        22,440              21,892
30-Jun-97        23,382              22,929
31-Jul-97        25,531              24,508
31-Aug-97        25,753              24,730
30-Sep-97        28,094              26,444
31-Oct-97        26,967              25,437
28-Nov-97        27,412              25,444
31-Dec-97        28,193              26,067
30-Jan-98        28,298              25,694
27-Feb-98        30,805              27,659
31-Mar-98        32,342              29,090
30-Apr-98        32,937              29,458
29-May-98        31,425              28,082
30-Jun-98        32,321              28,519
31-Jul-98        30,033              26,904
31-Aug-98        24,807              21,691
30-Sep-98        26,323              23,256
30-Oct-98        27,133              24,578
30-Nov-98        29,063              26,107
30-Dec-98        32,701              28,317
31-Jan-99        32,077              28,771
28-Feb-99        30,367              27,206
31-Mar-99        31,673              28,268
30-Apr-99        33,855              30,522
31-May-99        33,618              30,257
30-Jun-99        35,447              31,528
31-Jul-99        34,788              30,573
31-Aug-99        34,047              29,812
30-Sep-99        34,479              29,579
31-Oct-99        36,355              31,091
30-Nov-99        38,314              33,714
31-Dec-99        41,609              38,360
31-Jan-00        39,741              37,901
29-Feb-00        45,301              43,796
31-Mar-00        44,191              42,176
30-Apr-00        39,772              37,102
31-May-00        36,610              34,364
30-Jun-00        40,556              38,491
31-Jul-00        39,194              37,398
31-Aug-00        42,462              41,571
30-Sep-00        40,802              39,880
31-Oct-00        37,962              36,621
30-Nov-00        31,672              30,388
31-Dec-00        34,022              32,312


                    GROWTH OF $10,000 - ADVISOR CLASS SHARES

                            SMALL TO MID CAP FUND VS.
                          UNMANAGED WILSHIRE 4500 INDEX

                            9/30/95 THROUGH 12/31/00

                               [PLOT POINTS CHART]

       DATE       10,000 IN FUND  10,000 IN INDEX
     29-Sep-95        10,000         10,000
     31-Oct-95         9,667          9,732
     30-Nov-95        10,135         10,145
     29-Dec-95        10,421         10,273
     31-Jan-96        10,379         10,379
     29-Feb-96        10,811         10,716
     29-Mar-96        10,957         10,880
     30-Apr-96        11,472         11,386
     31-May-96        11,732         11,745
     28-Jun-96        11,479         11,377
     31-Jul-96        10,788         10,522
     30-Aug-96        11,583         11,091
     30-Sep-96        12,215         11,619
     31-Oct-96        12,270         11,448
     29-Nov-96        12,895         11,931
     31-Dec-96        13,010         12,039
     31-Jan-97        13,362         12,427
     28-Feb-97        12,996         12,165
     31-Mar-97        12,472         11,529
     30-Apr-97        12,950         11,557
     30-May-97        14,099         12,707
     30-Jun-97        14,691         13,310
     31-Jul-97        16,041         14,226
     31-Aug-97        16,181         14,355
     30-Sep-97        17,651         15,350
     31-Oct-97        16,944         14,765
     28-Nov-97        17,223         14,770
     31-Dec-97        17,714         15,131
     30-Jan-98        17,780         14,915
     27-Feb-98        19,355         16,055
     31-Mar-98        20,321         16,886
     30-Apr-98        20,695         17,100
     29-May-98        19,745         16,301
     30-Jun-98        20,307         16,555
     31-Jul-98        18,870         15,617
     31-Aug-98        15,586         12,591
     30-Sep-98        16,539         13,500
     30-Oct-98        17,048         14,267
     30-Nov-98        18,260         15,154
     30-Dec-98        20,546         16,437
     31-Jan-99        20,154         16,701
     28-Feb-99        19,080         15,792
     31-Mar-99        19,900         16,409
     30-Apr-99        21,271         17,717
     31-May-99        21,122         17,564
     30-Jun-99        22,271         18,301
     31-Jul-99        21,857         17,747
     31-Aug-99        21,392         17,305
     30-Sep-99        21,663         17,170
     31-Oct-99        22,842         18,047
     30-Nov-99        24,073         19,570
     31-Dec-99        26,143         22,267
     31-Jan-00        24,969         22,017
     29-Feb-00        28,462         25,442
     31-Mar-00        27,765         24,501
     30-Apr-00        24,989         21,553
     31-May-00        23,002         19,963
     30-Jun-00        25,482         22,360
     31-Jul-00        24,625         21,725
     31-Aug-00        26,679         24,150
     30-Sep-00        25,636         23,167
     31-Oct-00        23,852         21,274
     30-Nov-00        19,900         17,653
     31-Dec-00        21,376         18,771


                   ADVISOR CLASS HISTORICAL RATE OF RETURN(1)
                             PERIODS ENDED 12/31/00


           ONE YEAR.........................................-18.22%
           FIVE YEARS........................................15.46%
           SINCE INCEPTION(3)................................15.64%


                   INVESTOR CLASS HISTORICAL RATE OF RETURN(1)
                             PERIODS ENDED 12/31/00

           ONE YEAR.........................................-18.60%
           SINCE INCEPTION(4).................................2.52%


(1)Annualized.
(2)The Small to Mid Cap Composite Index is a hypothetical index constructed by Accessor Capital, which combines the BARRA Institutional Small Index and the Wilshire 4500 Index. The Composite is intended to provide a benchmark for comparison that reflects the different investment policies that the Fund followed in the past. In August 1995, shareholders approved changes to the Fund's investment policies to change the Fund from a small capitalization fund to a small to medium capitalization fund, effective September 15, 1995. Accordingly, prior to October, 1995, the BARRA Index is used. Starting October 1995, the Wilshire Index is used.
(3)Since inception rate of return assumes initial investment on August 24, 1992. Comparison with BARRA Instituational Small Index assumes initial investment on August 31, 1992 and through the period ended September 30, 1995. Beginning in October 1995, the Wilshire 4500 Index is used as the Fund's benchmark.
(4)The inception date of the Investor Class is June 24, 1998.


                                   ACCESSOR 7

                            INTERNATIONAL EQUITY FUND

   The International Equity Fund ("Fund") seeks capital growth by investing primarily in equity securities of companies domiciled in countries other than the United States and traded on foreign stock exchanges. The Fund is designed to have risk characteristics similar to its benchmark, the Morgan Stanley Capital International ("MSCI") EAFE(R)+EMF Index ("Index"). Prior to May 1996, the Fund did not invest in emerging markets. Beginning in May 1996, the Fund was permitted to do so. Accordingly, performance for periods prior to May 1996 shows comparisons with the previous benchmark index, the MSCI EAFE Index. The money manager of the Fund is Nicholas-Applegate Capital Management ("Nicholas-Applegate").
   Nicholas-Applegate seeks to invest in stocks that will outperform their peers over the long run. They attempt to identify these stocks by seeking out the following features: the stock should be exhibiting a positive change; the change should be a sustainable change; and the timing of the purchase should be appropriate.
   The International Equity Fund is available in two classes of shares. The Advisor Class Shares commenced operations on October 3, 1994. The Investor Class Shares of the Fund were first issued on July 6, 1998.
   For the Advisor Class Shares, the total return for the year ended December 31, 2000 was -24.55%, as compared to -15.87% for the Index. The Investor Class Shares had a total return of -24.92% for the year ended December 31, 2000.
   Europe suffered many of the same setbacks facing the domestic market: rising interest rates, high oil prices, and a reversal in TMT (i.e., Technology, Media, Telecommunication) stocks. Of particular concern were the high prices paid and the amount of debt shouldered by the European telecommunication companies for third generation mobile licenses. As a result, European markets in aggregate were down by an amount close to that of the broad U.S. market. Concerns about Japan's economy reversed 1999's strong returns. The primary issues adversely affecting Japan's stock market were an unpopular and inefficient government, questions about the seriousness of structural reform, a technology correction, and again, oil prices. Emerging markets were, for the most part, a poor place to be in 2000. The process utilized by Nicholas-Applegate favors long-term growth trends in the international market. After the U.S. markets corrected, investors avoided companies with growth prospects and moved toward more traditional, value-oriented industries such as Utilities. The underperformance of the Fund in the year 2000 was primarily attributable to the fact that many of the growth factors that were in favor in the international marketplace in the late 1990s were out of favor in 2000.


                                   ACCESSOR 8

                               PERFORMANCE SUMMARY

PERFORMANCE DATA QUOTED IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. PERFORMANCE IN THE FOLLOWING GRAPHS IS FOR THE ADVISOR CLASS SHARES ONLY. INVESTOR CLASS SHARES HAVE HIGHER EXPENSES WHICH WILL CAUSE PERFORMANCE TO BE LOWER THAN THAT SHOWN HERE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.


                    GROWTH OF $10,000 - ADVISOR CLASS SHARES

                          INTERNATIONAL EQUITY FUND VS.
                            UNMANAGED MSCI EAFE INDEX

                            10/31/94 THROUGH 4/30/96

                               [PLOT POINTS CHART]

    DATE       10,000 IN FUND    10,000 IN INDEX
 31-Oct-94         10,000             10,000
 30-Nov-94          9,491              9,519
 31-Dec-94          9,589              9,579
 31-Jan-95          9,030              9,211
 28-Feb-95          8,998              9,183
 31-Mar-95          9,211              9,755
 28-Apr-95          9,482             10,122
 31-May-95          9,343             10,002
 30-Jun-95          9,293              9,826
 31-Jul-95          9,942             10,438
 31-Aug-95         10,033             10,040
 29-Sep-95         10,221             10,236
 31-Oct-95          9,959              9,960
 30-Nov-95         10,090             10,304
 29-Dec-95         10,320             10,719
 31-Jan-96         10,304             10,763
 29-Feb-96         10,533             10,800
 29-Mar-96         10,886             11,029
 30-Apr-96         11,313             11,350

                    GROWTH OF $10,000 - ADVISOR CLASS SHARES

                          INTERNATIONAL EQUITY FUND VS.
                   UNMANAGED INTERNATIONAL COMPOSITE INDEX(2)

                            10/31/94 THROUGH 12/31/00

                               [PLOT POINTS CHART]

   DATE       10,000 IN FUND     10,000 IN INDEX
31-Oct-94         10,000              10,000
30-Nov-94          9,491               9,519
31-Dec-94          9,589               9,579
31-Jan-95          9,030               9,211
28-Feb-95          8,998               9,183
31-Mar-95          9,211               9,755
28-Apr-95          9,482              10,122
31-May-95          9,343              10,002
30-Jun-95          9,293               9,826
31-Jul-95          9,942              10,438
31-Aug-95         10,033              10,040
29-Sep-95         10,221              10,236
31-Oct-95          9,959               9,960
30-Nov-95         10,090              10,304
29-Dec-95         10,320              10,719
31-Jan-96         10,304              10,763
29-Feb-96         10,533              10,800
29-Mar-96         10,886              11,029
30-Apr-96         11,313              11,350
31-May-96         11,330              11,168
28-Jun-96         11,519              11,234
31-Jul-96         10,944              10,861
30-Aug-96         11,052              10,906
30-Sep-96         11,207              11,154
31-Oct-96         11,207              11,009
29-Nov-96         11,676              11,414
31-Dec-96         11,742              11,291
31-Jan-97         11,751              11,047
28-Feb-97         11,793              11,267
31-Mar-97         11,878              11,274
30-Apr-97         11,937              11,361
30-May-97         12,701              12,051
30-Jun-97         13,381              12,735
31-Jul-97         14,178              12,966
29-Aug-97         13,218              11,933
30-Sep-97         14,150              12,576
31-Oct-97         12,891              11,482
28-Nov-97         12,806              11,352
31-Dec-97         13,029              11,476
30-Jan-98         13,442              11,841
27-Feb-98         14,110              12,623
31-Mar-98         14,742              13,038
30-Apr-98         15,199              13,133
29-May-98         15,339              12,893
30-Jun-98         15,251              12,866
31-Jul-98         15,884              13,030
31-Aug-98         13,714              11,231
30-Sep-98         13,214              10,971
30-Oct-98         13,601              12,119
30-Nov-98         14,295              12,775
30-Dec-98         15,124              13,224
31-Jan-99         15,589              13,174
28-Feb-99         15,061              12,896
31-Mar-99         15,867              13,528
30-Apr-99         16,511              14,175
31-May-99         15,715              13,507
30-Jun-99         16,751              14,135
31-Jul-99         17,138              14,476
31-Aug-99         17,318              14,539
30-Sep-99         17,300              14,627
31-Oct-99         17,932              15,155
30-Nov-99         19,581              15,761
31-Dec-99         22,527              17,234
31-Jan-00         20,643              16,261
29-Feb-00         21,911              16,679
31-Mar-00         21,911              17,269
30-Apr-00         20,246              16,290
31-May-00         19,387              15,870
30-Jun-00         20,075              16,487
31-Jul-00         19,296              15,781
31-Aug-00         19,399              15,914
30-Sep-00         18,406              15,072
31-Oct-00         17,345              14,638
30-Nov-00         16,466              14,014
31-Dec-00         16,996              14,499


                    GROWTH OF $10,000 - ADVISOR CLASS SHARES

                          INTERNATIONAL EQUITY FUND VS.
                         UNMANAGED MSCI EAFE + EMF INDEX

                            4/30/96 THROUGH 12/31/00

                               [PLOT POINTS CHART]

   DATE       10,000 IN FUND    10,000 IN INDEX
30-Apr-96         10,000            10,000
31-May-96         10,015             9,840
28-Jun-96         10,182             9,898
31-Jul-96          9,674             9,569
30-Aug-96          9,769             9,609
30-Sep-96          9,907             9,828
31-Oct-96          9,907             9,700
29-Nov-96         10,321            10,057
31-Dec-96         10,380             9,948
31-Jan-97         10,387             9,733
28-Feb-97         10,424             9,927
31-Mar-97         10,499             9,933
30-Apr-97         10,552            10,010
30-May-97         11,227            10,618
30-Jun-97         11,828            11,220
31-Jul-97         12,533            11,424
29-Aug-97         11,684            10,514
30-Sep-97         12,508            11,081
31-Oct-97         11,395            10,117
28-Nov-97         11,320            10,002
31-Dec-97         11,517            10,111
30-Jan-98         11,882            10,433
27-Feb-98         12,472            11,121
31-Mar-98         13,031            11,487
30-Apr-98         13,435            11,571
29-May-98         13,558            11,359
30-Jun-98         13,481            11,336
31-Jul-98         14,041            11,481
31-Aug-98         12,123             9,895
30-Sep-98         11,680             9,667
30-Oct-98         12,022            10,678
30-Nov-98         12,636            11,255
30-Dec-98         13,368            11,652
31-Jan-99         13,780            11,607
28-Feb-99         13,313            11,362
31-Mar-99         14,025            11,919
30-Apr-99         14,595            12,489
31-May-99         13,891            11,901
30-Jun-99         14,807            12,454
31-Jul-99         15,149            12,754
31-Aug-99         15,308            12,810
30-Sep-99         15,293            12,887
31-Oct-99         15,851            13,352
30-Nov-99         17,309            13,886
31-Dec-99         19,912            15,185
31-Jan-00         18,248            14,327
29-Feb-00         19,368            14,695
31-Mar-00         19,368            15,215
30-Apr-00         17,896            14,353
31-May-00         17,137            13,982
30-Jun-00         17,746            14,526
31-Jul-00         17,057            13,904
31-Aug-00         17,147            14,021
30-Sep-00         16,269            13,280
31-Oct-00         15,332            12,897
30-Nov-00         14,555            12,348
31-Dec-00         15,024            12,775


                   ADVISOR CLASS HISTORICAL RATE OF RETURN(1)
                             PERIODS ENDED 12/31/00

           ONE YEAR.........................................-24.55%
           FIVE YEARS........................................10.49%
           SINCE INCEPTION(3).................................9.11%


                   INVESTOR CLASS HISTORICAL RATE OF RETURN(1)
                             PERIODS ENDED 12/31/00

           ONE YEAR.........................................-24.92%
           SINCE INCEPTION(4).................................2.69%


(1)Annualized.

(2)The International Composite Index is a hypothetical index constructed by Accessor Capital, which combines the MSCI EAFE Index and the MSCI EAFE+EMF Index. The Composite is intended to provide a benchmark for comparison that reflects the different investment policies that the Fund has followed in the past. Prior to May 1996, the Fund did not invest in emerging market securities. Beginning in May 1996, the Fund was permitted to do so. Accordingly, prior to May 1996, the MSCI EAFE Index is used. Starting in May 1996, the MSCI EAFE+EMF Index is used.

(3)Inception assumes initial investment on October 3, 1994. Comparison with the MSCI EAFE Index assumes initial investment on October 31, 1994 and through the period ended April 30, 1996. Beginning in May 1996, the MSCI EAFE+EMF Index is used as the Fund's benchmark.

(4)The inception date of the Investor Class is July 6, 1998.


                                   ACCESSOR 9

                              HIGH YIELD BOND FUND

   The High Yield Bond Fund ("Fund") seeks high current income by investing primarily in lower-rated, high-yield corporate debt securities, commonly referred to as "junk bonds." Under normal conditions, at least 65% of the Fund's total assets will be invested in debt securities rated lower than Baa by Moody's Investors Service, Inc. or lower than BBB by S&P, or securities judged to be of equivalent quality by the money manager. The Fund will normally maintain an aggregate dollar-weighted average portfolio duration that does not vary outside a band of plus or minus 20% from that of the Lehman Brothers U.S. Corporate High Yield Index ("Index").
   Financial Management Advisors, Inc. ("FMA"), the Fund's money manager, selects debt securities on a company-by-company basis, emphasizing fundamental research and a long-term investment horizon. Their analysis focuses on the nature of a company's business, its strategy, and the quality of its management. Based on this analysis, FMA looks primarily for companies whose prospects are stable or improving, and whose bonds offer an attractive yield. Companies with improving prospects are normally more attractive in the opinion of the money manager because they offer better assurance of debt repayment. Such companies are also sometimes candidates for buy-outs, which can improve the chance of price appreciation of the debt.
   The High Yield Bond Fund is available in two classes of shares. The Advisor Class and Investor Class Shares of the Fund were first issued on May 1, 2000.
   For the Advisor Class Shares, the total return for all complete months since inception, May 31 through December 31, 2000, was -0.48%, compared to-2.76% for the Index for the same time period. The Investor Class Shares had a total return of -0.75% for all complete months since inception, May 31 through December 31, 2000.
   A number of factors worked against high yield bonds in the year 2000. In the early part of the year, rising interest rates made it increasingly difficult for companies to raise additional capital. In the latter half of the year, recessionary fears had investors worried that non-investment grade lenders would have difficulty repaying their debt as the economy slowed. As a result, the Index was down -5.9% for the year. Due to high yield's unfavorable market conditions and investors' appetites for low-risk Treasury debt, the yield advantage offered by "junk bonds" over investment grade debt was at a level not seen since the 1990 recession. In order to capture the attractive prospects and diversification benefits of the high yield bond asset class, Accessor Funds launched the Fund on May 1, 2000. During 4th quarter 2000, the Fund outperformed the Index, -2.3% vs. -5.2% due primarily to superior sector and issue selection.


                               PERFORMANCE SUMMARY

PERFORMANCE DATA QUOTED IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. PERFORMANCE IN THE GRAPH IS FOR THE ADVISOR CLASS SHARES ONLY. INVESTOR CLASS SHARES HAVE HIGHER EXPENSES WHICH WILL CAUSE PERFORMANCE TO BE LOWER THAN ADVISOR CLASS SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.


                    GROWTH OF $10,000 - ADVISOR CLASS SHARES

                       HIGH YIELD BOND FUND VS. UNMANAGED
                   LEHMAN BROTHERS U.S. CORP HIGH YIELD INDEX

                            5/31/00 THROUGH 12/31/00

                               [PLOT POINTS CHART]

   DATE          10,000 IN FUND     10,000 IN INDEX
31-May-00            10,000             10,000
30-Jun-00            10,156             10,204
31-Jul-00            10,181             10,282
31-Aug-00            10,299             10,351
30-Sep-00            10,183             10,261
31-Oct-00            10,045              9,933
30-Nov-00             9,595              9,540
31-Dec-00             9,953              9,724

                   ADVISOR CLASS HISTORICAL RATE OF RETURN(1)
                             PERIODS ENDED 12/31/00

           ONE YEAR............................................n/a%
           FIVE YEARS..........................................n/a%
           SINCE INCEPTION(2)................................-1.99%


                   INVESTOR CLASS HISTORICAL RATE OF RETURN(1)
                             PERIODS ENDED 12/31/00

           ONE YEAR............................................n/a%
           SINCE INCEPTION(3)................................-2.30%


(1)Annualized.

(2)Since inception rate of return assumes initial investment on May 1, 2000. Comparison with the Lehman Brothers U.S. Corporate High Yield Index assumes initial investment on May 31, 2000.

(3)The inception date of the Investor Class is May 1, 2000.


                                   ACCESSOR 10

                         INTERMEDIATE FIXED-INCOME FUND

   The Intermediate Fixed-Income Fund ("Fund") seeks generation of current income by investing primarily in fixed-income securities with durations of between three and ten years. The Fund seeks to maintain a dollar-weighted average portfolio duration that does not vary more or less than 20% from that of its benchmark, the Lehman Brothers Government/Credit Index (formerly called the Lehman Brothers Government/Corporate Index) ("Index"). Under normal market conditions, the Fund will have a dollar-weighted average duration of not less than three years and not more than ten years. The Fund is designed to have risk characteristics similar to the Index. The money manager of the Fund is Cypress Asset Management ("Cypress").
   Cypress has developed a highly disciplined approach to managing fixed-income funds by providing tight control to interest rate risk characteristics to match that of the benchmark index. Cypress has attempted to add value mainly through security selection, and by over-weighting corporate bonds.
   The Intermediate Fixed-Income Fund is available in two classes of shares. The Advisor Class Shares commenced operations on June 15, 1992. The Investor Class Shares of the Fund were first issued on July 14, 1998.
   For the Advisor Class Shares, the return for the year ended December 31, 2000 was 10.17%, as compared to 11.84% for the Index. The Investor Class Shares had a total return of 9.64% for the year ended December 31, 2000.
   The Federal Reserve had been attempting to slow the economy ever since the middle of 1999; by the latter half of 2000 the economy had started to slow. In 1999, the interest rate hikes led to one of the worst years for fixed income markets. By 2000, most of the yield increases had been digested into bond prices. When equity markets started to correct in the spring of 2000, the yields of fixed-income instruments were at a very attractive level. As a result, bonds had a very respectable year. In 2000, two main situations lead to government issues outperforming corporates. First, the large U.S. budget surplus increased demand for Treasury issues, as less debt was expected in the future and current issues were being bought back. Second, because no one was quite sure of the extent of the economic slowdown, some investors were wary of corporate debt in the face of a slowing economy, where earnings and profits are lower. For 2000, the Fund's underperformance versus the Index, was primarily due to the Fund's overweight in corporate issues. The Fund traditionally has focused upon corporates to take advantage of the yield spread. In light of these concerns, the Fund maintained its allocation to corporates, but increased the quality and liquidity of its holdings.


                               PERFORMANCE SUMMARY

PERFORMANCE DATA QUOTED IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. PERFORMANCE IN THE GRAPH IS FOR THE ADVISOR CLASS SHARES ONLY. INVESTOR CLASS SHARES HAVE HIGHER EXPENSES WHICH WILL CAUSE PERFORMANCE TO BE LOWER THAN ADVISOR CLASS SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.


                    GROWTH OF $10,000 - ADVISOR CLASS SHARES

                       INTERMEDIATE FIXED-INCOME FUND VS.
                UNMANAGED LEHMAN BROTHERS GOVERNMENT/CREDIT INDEX

                            6/30/92 THROUGH 12/31/00

                               [PLOT POINTS CHART]

  DATE       10,000 IN FUND    10,000 IN INDEX
30-Jun-92        10,000             10,000
31-Jul-92        10,213             10,228
31-Aug-92        10,339             10,324
30-Sep-92        10,483             10,465
30-Oct-92        10,303             10,316
30-Nov-92        10,222             10,292
31-Dec-92        10,371             10,450
29-Jan-93        10,598             10,665
26-Feb-93        10,787             10,860
31-Mar-93        10,840             10,900
30-Apr-93        10,923             10,986
28-May-93        10,922             10,971
30-Jun-93        11,123             11,182
31-Jul-93        11,163             11,231
31-Aug-93        11,372             11,449
30-Sep-93        11,414             11,493
29-Oct-93        11,449             11,532
30-Nov-93        11,321             11,434
31-Dec-93        11,359             11,486
31-Jan-94        11,507             11,658
28-Feb-94        11,228             11,404
31-Mar-94        10,959             11,125
30-Apr-94        10,856             11,032
31-May-94        10,831             11,012
30-Jun-94        10,785             10,987
29-Jul-94        10,969             11,207
31-Aug-94        10,965             11,211
30-Sep-94        10,809             11,042
31-Oct-94        10,779             11,030
30-Nov-94        10,728             11,010
31-Dec-94        10,764             11,083
31-Jan-95        10,941             11,296
28-Feb-95        11,171             11,558
31-Mar-95        11,253             11,635
28-Apr-95        11,391             11,797
31-May-95        11,859             12,291
30-Jun-95        11,942             12,389
31-Jul-95        11,888             12,341
31-Aug-95        12,040             12,499
29-Sep-95        12,169             12,627
31-Oct-95        12,342             12,812
30-Nov-95        12,535             13,024
29-Dec-95        12,730             13,215
31-Jan-96        12,794             13,297
29-Feb-96        12,535             13,015
29-Mar-96        12,439             12,906
30-Apr-96        12,352             12,817
31-May-96        12,335             12,795
28-Jun-96        12,489             12,966
31-Jul-96        12,508             12,996
30-Aug-96        12,462             12,965
30-Sep-96        12,673             13,196
31-Oct-96        12,943             13,503
29-Nov-96        13,204             13,752
31-Dec-96        13,055             13,599
31-Jan-97        13,055             13,615
28-Feb-97        13,080             13,641
31-Mar-97        12,923             13,479
30-Apr-97        13,108             13,676
30-May-97        13,206             13,803
30-Jun-97        13,369             13,968
31-Jul-97        13,774             14,396
29-Aug-97        13,615             14,235
30-Sep-97        13,821             14,458
31-Oct-97        14,012             14,689
28-Nov-97        14,027             14,767
31-Dec-97        14,181             14,922
30-Jan-98        14,388             15,133
27-Feb-98        14,331             15,103
31-Mar-98        14,374             15,149
30-Apr-98        14,411             15,225
29-May-98        14,576             15,388
30-Jun-98        14,713             15,545
31-Jul-98        14,720             15,557
31-Aug-98        14,980             15,861
30-Sep-98        15,334             16,314
30-Oct-98        15,207             16,199
30-Nov-98        15,309             16,296
30-Dec-98        15,370             16,335
31-Jan-99        15,460             16,451
28-Feb-99        15,052             16,059
31-Mar-99        15,110             16,140
30-Apr-99        15,119             16,180
31-May-99        14,921             16,013
30-Jun-99        14,824             15,964
31-Jul-99        14,794             15,919
31-Aug-99        14,788             15,906
30-Sep-99        14,954             16,049
31-Oct-99        14,955             16,091
30-Nov-99        14,948             16,081
31-Dec-99        14,819             15,983
31-Jan-00        14,760             15,982
29-Feb-00        14,848             16,182
31-Mar-00        15,071             16,415
30-Apr-00        14,975             16,334
31-May-00        14,873             16,319
30-Jun-00        15,216             16,652
31-Jul-00        15,337             16,829
31-Aug-00        15,568             17,066
30-Sep-00        15,663             17,131
31-Oct-00        15,732             17,239
30-Nov-00        16,022             17,534
31-Dec-00        16,329             17,879


                   ADVISOR CLASS HISTORICAL RATE OF RETURN(1)
                             PERIODS ENDED 12/31/00

           ONE YEAR..........................................10.17%
           FIVE YEARS.........................................5.10%
           SINCE INCEPTION(2).................................5.97%


                   INVESTOR CLASS HISTORICAL RATE OF RETURN(1)
                             PERIODS ENDED 12/31/00

           ONE YEAR...........................................9.64%
           SINCE INCEPTION(3).................................3.84%


(1)Annualized.

(2)Since inception rate of return assumes initial investment on June 15, 1992. Comparison with the Lehman Brothers Government/Credit Index assumes initial investment on June 30, 1992.

(3)The inception date of the Investor Class is July 14, 1998.


                                   ACCESSOR 11

                      SHORT-INTERMEDIATE FIXED-INCOME FUND

   The Short-Intermediate Fixed-Income Fund ("Fund") seeks preservation of capital and generation of current income by investing primarily in fixed-income securities with durations of between one and five years. The Fund seeks to maintain a dollar-weighted average portfolio duration that does not vary more or less than 20% from that of its benchmark, the Lehman Brothers Government/Credit 1-5 Year Index (formerly called the Lehman Brothers Government/Corporate 1-5 Year Index) ("Index"). Under normal market conditions, the Fund will have a dollar-weighted average duration of not less than two years and not more than five years. The Fund is designed to have risk characteristics similar to the Index. The money manager of the Fund is Cypress Asset Management ("Cypress").
   Cypress has developed a highly disciplined approach to managing fixed-income funds by providing tight control to interest rate risk characteristics to match that of the benchmark index. Cypress has attempted to add value mainly through security selection, and by over-weighting corporate bonds.
   The Short-Intermediate Fixed-Income Fund is available in two classes of shares. The Advisor Class Shares commenced operations on May 18, 1992. The Investor Class Shares of the Fund were first issued on July 14, 1998.
   For the Advisor Class Shares, the total return for the year ended December 31, 2000 was 7.54%, as compared to 8.92% for the Index. The Investor Class Shares had a total return of 7.04% for the year ended December 31, 2000.
   As equity markets underwent one of the most severe downturns in recent memory, some investors sought shelter in the high quality and attractive yields of fixed-income instruments. While the shorter maturities did not see the dramatic price appreciation that the 30-year Treasuries experienced, the short-term market did enjoy interest from investors seeking safety and liquidity. Corporate issues did not fare as well as government issues; however, as there had been considerable debate as to whether the economy was simply slowing or on the brink of a recession. For the year 2000, the Fund's total return was short of the return of the Index. The underperformance is primarily attributable to the fact that the Fund was overweighted in corporate issues during a year when Treasury debt outperformed corporates. Treasury debt did well for two main reasons. First, the market anticipated that there will be a lower supply of government debt in the future due to the U.S. budget surplus. Second, as equity markets corrected, more skittish investors moved their money into the safest and most liquid asset class available: short-term U.S.-backed paper. These two factors, combined with uncertainty of the U.S. economic outlook, favored government debt over corporate debt, and the Fund underperformed.


                               PERFORMANCE SUMMARY

PERFORMANCE DATA QUOTED IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. PERFORMANCE IN THE GRAPH IS FOR THE ADVISOR CLASS SHARES ONLY. INVESTOR CLASS SHARES HAVE HIGHER EXPENSES WHICH WILL CAUSE PERFORMANCE TO BE LOWER THAN ADVISOR CLASS SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.


                    GROWTH OF $10,000 - ADVISOR CLASS SHARES

                    SHORT-INTERMEDIATE FIXED-INCOME FUND VS.
              UNMANAGED LEHMAN BROTHERS GOVT/CREDIT 1-5 YEAR INDEX

                            5/31/92 THROUGH 12/31/00

                               [PLOT POINTS CHART]

  DATE       10,000 IN FUND      10,000 IN INDEX
29-May-92         10,000             10,000
30-Jun-92         10,119             10,130
31-Jul-92         10,265             10,287
31-Aug-92         10,349             10,388
30-Sep-92         10,462             10,510
30-Oct-92         10,362             10,406
30-Nov-92         10,321             10,373
31-Dec-92         10,421             10,489
29-Jan-93         10,555             10,653
26-Feb-93         10,667             10,781
31-Mar-93         10,703             10,821
30-Apr-93         10,781             10,905
28-May-93         10,749             10,872
30-Jun-93         10,848             10,991
31-Jul-93         10,863             11,013
31-Aug-93         10,965             11,145
30-Sep-93         10,989             11,182
29-Oct-93         11,009             11,211
30-Nov-93         10,971             11,188
31-Dec-93         11,006             11,234
31-Jan-94         11,095             11,330
28-Feb-94         10,977             11,216
31-Mar-94         10,858             11,104
30-Apr-94         10,800             11,040
31-May-94         10,807             11,052
30-Jun-94         10,825             11,071
29-Jul-94         10,917             11,195
31-Aug-94         10,947             11,232
30-Sep-94         10,880             11,172
31-Oct-94         10,886             11,186
30-Nov-94         10,835             11,129
31-Dec-94         10,849             11,153
31-Jan-95         11,006             11,324
28-Feb-95         11,181             11,520
31-Mar-95         11,237             11,585
28-Apr-95         11,341             11,707
31-May-95         11,580             11,978
30-Jun-95         11,630             12,049
31-Jul-95         11,648             12,078
31-Aug-95         11,727             12,164
29-Sep-95         11,784             12,233
31-Oct-95         11,883             12,351
30-Nov-95         11,989             12,482
29-Dec-95         12,088             12,590
31-Jan-96         12,186             12,706
29-Feb-96         12,103             12,620
29-Mar-96         12,052             12,580
30-Apr-96         12,030             12,570
31-May-96         12,031             12,579
28-Jun-96         12,130             12,690
31-Jul-96         12,160             12,736
30-Aug-96         12,181             12,767
30-Sep-96         12,313             12,909
31-Oct-96         12,468             13,090
29-Nov-96         12,578             13,215
31-Dec-96         12,529             13,181
31-Jan-97         12,592             13,242
28-Feb-97         12,600             13,268
31-Mar-97         12,551             13,226
30-Apr-97         12,666             13,354
30-May-97         12,740             13,452
30-Jun-97         12,837             13,558
31-Jul-97         13,007             13,758
29-Aug-97         12,967             13,739
30-Sep-97         13,091             13,867
31-Oct-97         13,215             13,992
28-Nov-97         13,217             14,018
31-Dec-97         13,320             14,121
30-Jan-98         13,463             14,284
27-Feb-98         13,445             14,284
31-Mar-98         13,483             14,334
30-Apr-98         13,540             14,405
29-May-98         13,622             14,493
30-Jun-98         13,681             14,574
31-Jul-98         13,742             14,635
31-Aug-98         13,924             14,840
30-Sep-98         14,153             15,117
30-Oct-98         14,180             15,160
30-Nov-98         14,172             15,148
30-Dec-98         14,236             15,199
31-Jan-99         14,305             15,275
28-Feb-99         14,175             15,145
31-Mar-99         14,263             15,259
30-Apr-99         14,294             15,309
31-May-99         14,214             15,248
30-Jun-99         14,220             15,291
31-Jul-99         14,227             15,306
31-Aug-99         14,266             15,340
30-Sep-99         14,388             15,462
31-Oct-99         14,394             15,504
30-Nov-99         14,431             15,530
31-Dec-99         14,411             15,518
31-Jan-00         14,359             15,487
29-Feb-00         14,329             15,605
31-Mar-00         14,432             15,720
30-Apr-00         14,487             15,723
31-May-00         14,510             15,770
30-Jun-00         14,725             15,988
31-Jul-00         14,809             16,102
31-Aug-00         14,947             16,255
30-Sep-00         15,110             16,406
31-Oct-00         15,161             16,476
30-Nov-00         15,314             16,656
31-Dec-00         15,496             16,902


                   ADVISOR CLASS HISTORICAL RATE OF RETURN(1)
                             PERIODS ENDED 12/31/00

           ONE YEAR...........................................7.54%
           FIVE YEARS.........................................5.09%
           SINCE INCEPTION(2).................................5.20%


                   INVESTOR CLASS HISTORICAL RATE OF RETURN(1)
                             PERIODS ENDED 12/31/00

           ONE YEAR...........................................7.04%
           SINCE INCEPTION(3).................................4.56%


(1)Annualized.

(2)Since inception rate of return assumes initial investment on May 18, 1992. Comparison with the Lehman Brothers Government/Credit 1-5 Year Index assumes initial investment on May 31, 1992.

(3)The inception date of the Investor Class is July 14, 1998.


                                   ACCESSOR 12

                            MORTGAGE SECURITIES FUND

   The Mortgage Securities Fund ("Fund") seeks generation of current income by investing primarily in mortgage-related securities with an aggregate dollar-weighted average portfolio duration that does not vary outside a band of plus or minus 20% from that of its benchmark, Lehman Brothers Mortgage-Backed Securities Index ("Index"). The Fund is designed to have risk characteristics similar to the Index. The money manager of the Fund is BlackRock, Inc.
   BlackRock is an active, investment grade fixed-income manager whose investment philosophy and process centers around four key principles: controlled duration; relative value sector rotation and security selection; rigorous quantitative analysis to the valuation of securities and funds; and quality credit analysis. The money manager implements these strategies by selecting the sectors and securities that offer the greatest relative value within the parameters of the Fund's investment guidelines.
   The Mortgage Securities Fund is available in two classes of shares. The Advisor Class Shares commenced operations on May 18, 1992. The Investor Class Shares of the Fund were first issued on July 8, 1998.
   For the Advisor Class Shares, the total return for the year ended December 31, 2000 was 11.11%, as compared to 11.17% for the Index. The Investor Class Shares had a total return of 10.58% for the year ended December 31, 2000.
   Continued jitters surrounding the world's equity markets increased the attractiveness of fixed-income instruments in 2000. During the last two months of 2000, the Treasury market rallied significantly. After nearly a year of inversion caused by $30 billion of Treasury buybacks and multiple Federal Reserve tightenings, December's yield curve regained its characteristic upward slope. For the year, non-Treasury debt in general struggled versus Treasuries, despite double-digit absolute returns for nearly all products. Agency Bonds (bonds issued by agencies of the U.S. Government) lagged Treasuries most of the year due to proposed legal reforms limiting the Treasury's backing of these bonds, but Agencies had a strong finish. The Fund's return closely followed the Index return throughout the year. The Fund's focus on the 10-year part of the yield curve was mildly beneficial as the curve steepened. As volatility increased, the Fund's 30-year issues were pared. With the proceeds, 15-year discount issues and ARMs (Adjustable-Rate Mortgages) were purchased. The preference for 15-year discounts benefited the Fund; ARMs, which offered high yields without high prepayment risk, were also beneficial. In addition, the Fund increased exposure to asset-backeds, that is, pools of debt backed by auto loans, credit-card debt, or other similar consumer debt. This was a profitable decision as this sector outperformed other major sectors of the Index.


                               PERFORMANCE SUMMARY

PERFORMANCE DATA QUOTED IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. PERFORMANCE IN THE GRAPH IS FOR THE ADVISOR CLASS SHARES ONLY. INVESTOR CLASS SHARES HAVE HIGHER EXPENSES WHICH WILL CAUSE PERFORMANCE TO BE LOWER THAN ADVISOR CLASS SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.


                    GROWTH OF $10,000 - ADVISOR CLASS SHARES

                          MORTGAGE SECURITIES FUND VS.
                UNMANAGED LEHMAN BROS MORTGAGE-BACKED SECURITIES

                            5/31/92 THROUGH 12/31/00

                               [PLOT POINTS CHART]

  DATE       10,000 IN FUND     10,000 IN INDEX
29-May-92        10,000             10,000
30-Jun-92        10,095             10,118
31-Jul-92        10,271             10,207
31-Aug-92        10,356             10,340
30-Sep-92        10,413             10,420
30-Oct-92        10,259             10,329
30-Nov-92        10,244             10,361
31-Dec-92        10,379             10,494
29-Jan-93        10,545             10,632
26-Feb-93        10,662             10,739
31-Mar-93        10,705             10,805
30-Apr-93        10,754             10,861
28-May-93        10,773             10,923
30-Jun-93        10,922             11,006
31-Jul-93        10,981             11,050
31-Aug-93        11,049             11,102
30-Sep-93        11,062             11,112
29-Oct-93        11,089             11,144
30-Nov-93        11,067             11,122
31-Dec-93        11,133             11,212
31-Jan-94        11,240             11,323
28-Feb-94        11,133             11,244
31-Mar-94        10,998             10,951
30-Apr-94        10,910             10,870
31-May-94        10,899             10,914
30-Jun-94        10,867             10,890
29-Jul-94        11,076             11,107
31-Aug-94        11,071             11,143
30-Sep-94        10,917             10,985
31-Oct-94        10,902             10,978
30-Nov-94        10,861             10,944
31-Dec-94        10,949             11,032
31-Jan-95        11,176             11,268
28-Feb-95        11,445             11,555
31-Mar-95        11,509             11,609
28-Apr-95        11,650             11,774
31-May-95        12,010             12,145
30-Jun-95        12,089             12,214
31-Jul-95        12,086             12,235
31-Aug-95        12,197             12,362
29-Sep-95        12,297             12,471
31-Oct-95        12,398             12,582
30-Nov-95        12,563             12,726
29-Dec-95        12,705             12,885
31-Jan-96        12,775             12,981
29-Feb-96        12,653             12,874
29-Mar-96        12,596             12,827
30-Apr-96        12,560             12,791
31-May-96        12,531             12,754
28-Jun-96        12,684             12,930
31-Jul-96        12,720             12,978
30-Aug-96        12,713             12,978
30-Sep-96        12,932             13,195
31-Oct-96        13,171             13,453
29-Nov-96        13,408             13,646
31-Dec-96        13,337             13,575
31-Jan-97        13,411             13,675
28-Feb-97        13,461             13,720
31-Mar-97        13,306             13,591
30-Apr-97        13,548             13,808
30-May-97        13,693             13,943
30-Jun-97        13,848             14,106
31-Jul-97        14,086             14,371
29-Aug-97        14,058             14,337
30-Sep-97        14,249             14,519
31-Oct-97        14,423             14,680
28-Nov-97        14,455             14,728
31-Dec-97        14,608             14,862
30-Jan-98        14,789             15,010
27-Feb-98        14,776             15,041
31-Mar-98        14,829             15,104
30-Apr-98        14,920             15,190
29-May-98        15,023             15,291
30-Jun-98        15,090             15,364
31-Jul-98        15,161             15,442
31-Aug-98        15,290             15,583
30-Sep-98        15,374             15,771
30-Oct-98        15,362             15,751
30-Nov-98        15,472             15,830
30-Dec-98        15,547             15,898
31-Jan-99        15,641             16,011
28-Feb-99        15,577             15,947
31-Mar-99        15,711             16,053
30-Apr-99        15,740             16,127
31-May-99        15,618             16,037
30-Jun-99        15,562             15,981
31-Jul-99        15,459             15,872
31-Aug-99        15,475             15,872
30-Sep-99        15,736             16,129
31-Oct-99        15,796             16,223
30-Nov-99        15,803             16,231
31-Dec-99        15,730             16,192
31-Jan-00        15,623             16,051
29-Feb-00        15,795             16,237
31-Mar-00        15,962             16,414
30-Apr-00        15,975             16,426
31-May-00        15,965             16,434
30-Jun-00        16,309             16,786
31-Jul-00        16,413             16,893
31-Aug-00        16,646             17,150
30-Sep-00        16,829             17,328
31-Oct-00        16,930             17,453
30-Nov-00        17,196             17,715
31-Dec-00        17,475             18,000


                   ADVISOR CLASS HISTORICAL RATE OF RETURN(1)
                             PERIODS ENDED 12/31/00

           ONE YEAR..........................................11.11%
           FIVE YEARS.........................................6.59%
           SINCE INCEPTION(2).................................6.71%


                   INVESTOR CLASS HISTORICAL RATE OF RETURN(1)
                             PERIODS ENDED 12/31/00

           ONE YEAR..........................................10.58%
           SINCE INCEPTION(3).................................5.49%


(1)Annualized.

(2)Since inception rate of return assumes initial investment on May 18, 1992. Comparison with the Lehman Brothers Mortgage-Backed Securities Index assumes initial investment on May 31, 1992.

(3)The inception date of the Investor Class is July 8, 1998.


                                   ACCESSOR 13

                           U.S. GOVERNMENT MONEY FUND

   The U.S. Government Money Fund ("Fund") seeks maximum current income consistent with the preservation of principal and liquidity by investing primarily in short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund is managed by Accessor Capital Management LP.
   The money manager of the Fund seeks to achieve its objective by maintaining an evenly-spaced maturity structure (i.e., a "ladder") as well as investing generally in the most attractive locations on the short-term yield curve.
   The U.S. Government Money Fund is available in two classes of shares. The Advisor Class Shares commenced operations on April 9, 1992. The Investor Class Shares of the Fund were first issued on July 29, 1998.
   For the Advisor Class Shares, the total return for the year ended December 31, 2000 was 5.99%. The Investor Class Shares had a total return of 5.47% for the year ended December 31, 2000,
   Throughout fourth quarter 2000, short-term interest rates remained fairly steady. However, they did start to drift lower on anticipation of a Federal Reserve rate cut. The Federal Reserve shifted its official stance from anti-inflationary to neutral as it became clear the economy was indeed slowing down. Two factors that also drove the demand for Treasury Bills were continued investor pessimism surrounding the equity markets and uncertainty surrounding the presidential election in November. These trends contrast with the early part of 2000, when the economy was expanding at a rapid pace and the Federal Reserve raised rates a multitude of times in order to keep inflation in check. The Fund's 5.99% year 2000 total return just edged the 5.96% return of 3-month T-Bills. After sloping upwards early in the year, and flattening in the middle of the year, the short-term yield curve started sloping downwards near the end of the year. The money manager of the Fund "locked-in" some longer maturity pieces in anticipation of future Fed cuts in the first quarter of 2001. The maturity structure of the Fund was laddered to reduce volatility in yield, which has helped recently, as short-term rates were very volatile throughout 2000.


                               PERFORMANCE SUMMARY

PERFORMANCE DATA QUOTED IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. PERFORMANCE IN THE GRAPH IS FOR THE ADVISOR CLASS SHARES ONLY. INVESTOR CLASS SHARES HAVE HIGHER EXPENSES WHICH WILL CAUSE PERFORMANCE TO BE LOWER THAN ADVISOR CLASS SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.


                    GROWTH OF $10,000 - ADVISOR CLASS SHARES

                           U.S. GOVERNMENT MONEY FUND

                             4/9/92 THROUGH 12/31/00

                               [PLOT POINTS CHART]

        DATE         10,000 IN FUND
      9-Apr-92          10,000
     29-May-92          10,030
     30-Jun-92          10,060
     31-Jul-92          10,091
     31-Aug-92          10,120
     30-Sep-92          10,144
     30-Oct-92          10,169
     30-Nov-92          10,192
     31-Dec-92          10,217
     29-Jan-93          10,242
     26-Feb-93          10,263
     31-Mar-93          10,286
     30-Apr-93          10,309
     28-May-93          10,332
     30-Jun-93          10,354
     30-Jul-93          10,378
     31-Aug-93          10,402
     30-Sep-93          10,425
     29-Oct-93          10,449
     30-Nov-93          10,473
     31-Dec-93          10,505
     31-Jan-94          10,529
     28-Feb-94          10,551
     31-Mar-94          10,576
     29-Apr-94          10,604
     31-May-94          10,634
     30-Jun-94          10,665
     29-Jul-94          10,699
     31-Aug-94          10,734
     30-Sep-94          10,769
     31-Oct-94          10,807
     30-Nov-94          10,846
     31-Dec-94          10,893
     31-Jan-95          10,940
     28-Feb-95          10,984
     31-Mar-95          11,034
     28-Apr-95          11,084
     31-May-95          11,135
     30-Jun-95          11,185
     31-Jul-95          11,235
     31-Aug-95          11,285
     29-Sep-95          11,333
     31-Oct-95          11,379
     30-Nov-95          11,415
     29-Dec-95          11,462
     31-Jan-96          11,490
     29-Feb-96          11,532
     29-Mar-96          11,576
     30-Apr-96          11,620
     31-May-96          11,667
     28-Jun-96          11,708
     31-Jul-96          11,755
     30-Aug-96          11,803
     30-Sep-96          11,846
     31-Oct-96          11,896
     29-Nov-96          11,935
     31-Dec-96          11,978
     31-Jan-97          12,027
     28-Feb-97          12,071
     31-Mar-97          12,121
     30-Apr-97          12,170
     30-May-97          12,222
     30-Jun-97          12,272
     31-Jul-97          12,325
     31-Aug-97          12,377
     30-Sep-97          12,429
     31-Oct-97          12,482
     28-Nov-97          12,533
     31-Dec-97          12,585
     30-Jan-98          12,638
     27-Feb-98          12,686
     31-Mar-98          12,740
     30-Apr-98          12,792
     29-May-98          12,846
     30-Jun-98          12,897
     31-Jul-98          12,951
     31-Aug-98          13,006
     30-Sep-98          13,059
     30-Oct-98          13,115
     30-Nov-98          13,165
     30-Dec-98          13,216
     31-Jan-99          13,266
     28-Feb-99          13,312
     31-Mar-99          13,361
     30-Apr-99          13,412
     31-May-99          13,459
     30-Jun-99          13,507
     31-Jul-99          13,561
     31-Aug-99          13,613
     30-Sep-99          13,666
     31-Oct-99          13,722
     30-Nov-99          13,778
     31-Dec-99          13,837
     31-Jan-00          13,898
     29-Feb-00          13,956
     31-Mar-00          14,025
     30-Apr-00          14,085
     31-May-00          14,154
     30-Jun-00          14,228
     31-Jul-00          14,296
     31-Aug-00          14,370
     30-Sep-00          14,445
     31-Oct-00          14,517
     30-Nov-00          14,591
     31-Dec-00          14,666


                   ADVISOR CLASS HISTORICAL RATE OF RETURN(1)
                             PERIODS ENDED 12/31/00

           ONE YEAR...........................................5.99%
           FIVE YEARS.........................................5.11%
           SINCE INCEPTION(2).................................4.56%


                   INVESTOR CLASS HISTORICAL RATE OF RETURN(1)
                             PERIODS ENDED 12/31/00

           ONE YEAR...........................................5.47%
           SINCE INCEPTION(3).................................4.75%


(1)Annualized.

(2)Since inception rate of return assumes initial investment on April 9, 1992.

(3)The inception date of the Investor Class is July 29, 1998.


                                   ACCESSOR 14

                                   GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2000

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                         SHARES        VALUE
-----------------------------------------------------------------------------------------------------------
COMMON STOCK (99.4%)

AUTOMOBILES (0.4%)
  HARLEY-DAVIDSON                                                                   25,500     $  1,013,625
                                                                                               ------------
                                                                                                  1,013,625
BANKS (1.1%)
  BANK OF NEW YORK                                                                  39,600        2,185,425
  PNC BANK                                                                          11,200          818,300
                                                                                               ------------
                                                                                                  3,003,725
BEVERAGES (4.5%)
  ANHEUSER-BUSCH                                                                    75,800        3,448,900
  COCA-COLA ENTERPRISES                                                             67,400        4,107,188
  PEPSICO                                                                           99,750        4,943,859
                                                                                               ------------
                                                                                                 12,499,947
BIOTECHNOLOGY (1.0%)
  AMGEN*                                                                            31,300        2,001,244
  BIOGEN*                                                                           14,600          876,912
                                                                                               ------------
                                                                                                  2,878,156
CHEMICALS (0.2%)
  AIR PRODUCTS & CHEMICALS                                                          11,400          467,400
                                                                                               ------------
                                                                                                    467,400
COMMERCIAL SERVICES & SUPPLIES (0.9%)
  AUTOMATIC DATA PROCESSING                                                         19,600        1,240,925
  PAYCHEX                                                                           23,600        1,147,550
                                                                                               ------------
                                                                                                  2,388,475
COMMUNICATIONS EQUIPMENT (7.4%)
  CISCO SYSTEMS*                                                                   366,000       13,999,500
  COMVERSE TECHNOLOGY*                                                              15,300        1,661,963
  CORNING                                                                           56,900        3,005,031
  JUNIPER NETWORKS*                                                                  2,400          302,550
  TELLABS*                                                                          24,600        1,389,900
                                                                                               ------------
                                                                                                 20,358,944
COMPUTERS & PERIPHERALS (8.0%)
  EMC*                                                                             121,800        8,099,700
  INTERNATIONAL BUSINESS MACHINES                                                   59,369        5,046,365
  LEXMARK INTERNATIONAL*                                                            11,500          509,594
  NCR*                                                                              14,000          687,750
  NETWORK APPLIANCE*                                                                25,000        1,605,859
  PALM*                                                                             42,500        1,203,281
  SUN MICROSYSTEMS*                                                                183,300        5,109,488
                                                                                               ------------
                                                                                                 22,262,037
DIVERSIFIED FINANCIALS (3.2%)
  AMERICAN EXPRESS COMPANY                                                          66,900        3,675,319
  CHARLES SCHWAB                                                                    37,900        1,075,412
  PROVIDIAN FINANCIAL                                                               35,700        2,052,750
  STATE STREET                                                                       6,700          832,207
  USA EDUCATION                                                                     17,400        1,183,200
                                                                                               ------------
                                                                                                  8,818,888
DIVERSIFIED TELECOMMUNICATION SERVICES (0.6%)
  COX COMMUNICATIONS*                                                               21,300          991,781
  QWEST COMMUNICATION INTERNATIONAL*                                                14,622          599,502
                                                                                               ------------
                                                                                                  1,591,283

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   ACCESSOR 15

                                   GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2000

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                         SHARES        VALUE
-----------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES (0.4%)
  EXELON                                                                            15,400     $  1,081,234
                                                                                               ------------
                                                                                                  1,081,234
ELECTRICAL EQUIPMENT (0.1%)
  POWER-ONE*                                                                         4,900          192,631
                                                                                               ------------
                                                                                                    192,631
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.7%)
  AGILENT TECHNOLOGIES*                                                              9,901          542,080
  MILLIPORE                                                                          6,100          384,300
  SANMINA*                                                                           7,700          590,012
  TEKTRONIX                                                                         11,300          380,669
                                                                                               ------------
                                                                                                  1,897,061
FOOD & DRUG RETAILING (2.0%)
  CVS                                                                               16,200          970,987
  KROGER*                                                                           39,200        1,060,850
  SYSCO                                                                             89,500        2,685,000
  WALGREEN COMPANY                                                                  16,600          694,088
                                                                                               ------------
                                                                                                  5,410,925
FOOD PRODUCTS (1.4%)
  GENERAL MILLS                                                                     12,700          565,944
  QUAKER OATS                                                                       34,000        3,310,750
                                                                                               ------------
                                                                                                  3,876,694
HEALTH CARE EQUIPMENT & SUPPLIES (1.8%)
  APPLERA - APPLIED BIOSYSTEM GROUP                                                 18,200        1,711,937
  BIOMET                                                                            46,450        1,843,484
  MEDTRONIC                                                                         23,500        1,418,813
                                                                                               ------------
                                                                                                  4,974,234
HEALTH CARE PROVIDERS & SERVICES (0.9%)
  CARDINAL HEALTH                                                                   26,200        2,610,175
                                                                                               ------------
                                                                                                  2,610,175
HOUSEHOLD PRODUCTS (3.4%)
  COLGATE-PALMOLIVE                                                                 50,000        3,227,500
  KIMBERLY-CLARK                                                                    46,800        3,308,292
  PROCTER & GAMBLE                                                                  37,000        2,902,188
                                                                                               ------------
                                                                                                  9,437,980
INDUSTRIAL CONGLOMERATES (8.2%)
  GENERAL ELECTRIC                                                                 437,100       20,953,481
  TYCO INTERNATIONAL                                                                30,400        1,687,200
                                                                                               ------------
                                                                                                 22,640,681
INSURANCE (4.4%)
  AMERICAN INTERNATIONAL GROUP                                                     117,400       11,571,238
  MGIC INVESTMENT                                                                   10,200          687,863
                                                                                               ------------
                                                                                                 12,259,101
INTERNET SOFTWARE & SERVICES (1.7%)
  AMERICA ONLINE*                                                                  114,300        3,977,640
  ARIBA*                                                                             1,300           69,875
  YAHOO!*                                                                           17,900          540,077
                                                                                               ------------
                                                                                                  4,587,592
MEDIA (1.4%)
  OMNICOM GROUP                                                                     20,000        1,657,500
  TIME WARNER                                                                       45,400        2,371,696
                                                                                               ------------
                                                                                                  4,029,196

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   ACCESSOR 16

                                   GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2000

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                         SHARES        VALUE
-----------------------------------------------------------------------------------------------------------
MULTILINE RETAIL (5.0%)
  KOHLS*                                                                            41,500     $  2,531,500
  WAL-MART STORES                                                                  213,900       11,363,438
                                                                                               ------------
                                                                                                 13,894,938
PERSONAL PRODUCTS (0.6%)
  AVON PRODUCTS                                                                     32,500        1,555,938
                                                                                               ------------
                                                                                                  1,555,938
PHARMACEUTICALS (22.8%)
  ABBOTT LABORATORIES                                                               47,600        2,305,625
  ALLERGAN                                                                          29,300        2,836,606
  AMERICAN HOME PRODUCTS                                                            33,300        2,116,215
  BRISTOL-MYERS SQUIBB                                                             128,000        9,464,000
  ELI LILLY                                                                         28,900        2,689,505
  JOHNSON & JOHNSON                                                                 85,600        8,993,350
  MERCK                                                                            142,500       13,341,563
  PFIZER                                                                           341,300       15,699,800
  SCHERING-PLOUGH                                                                  100,900        5,726,075
                                                                                               ------------
                                                                                                 63,172,739
SEMICONDUCTOR EQUIPMENT & PRODUCTS (5.6%)
  ANALOG DEVICES*                                                                   34,800        1,781,325
  APPLIED MICRO CIRCUITS*                                                            7,900          592,870
  BROADCOM CLASS A*                                                                 16,600        1,402,700
  INTEL                                                                            261,800        7,919,450
  LINEAR TECHNOLOGY                                                                 28,700        1,327,375
  PMC - SIERRA*                                                                      4,800          377,400
  VITESSE SEMICONDUCTOR*                                                            13,200          730,125
  XILINX*                                                                           30,000        1,383,750
                                                                                               ------------
                                                                                                 15,514,995
SOFTWARE (9.0%)
  ADOBE SYSTEMS*                                                                    25,700        1,495,419
  INTUIT                                                                            12,100          477,194
  MICROSOFT*                                                                       239,200       10,405,200
  ORACLE*                                                                          324,000        9,416,250
  SIEBEL SYSTEMS*                                                                   18,500        1,253,375
  VERITAS SOFTWARE*                                                                 20,700        1,811,250
                                                                                               ------------
                                                                                                 24,858,688
SPECIALTY RETAIL (2.2%)
  BED, BATH & BEYOND*                                                               29,800          666,775
  HOME DEPOT                                                                        77,900        3,559,055
  LIMITED                                                                           60,500        1,032,281
  RADIOSHACK                                                                        17,900          766,344
                                                                                               ------------
                                                                                                  6,024,455
WIRELESS TELECOMMUNICATION SERVICES (0.5%)
  NEXTEL COMMUNICATIONS*                                                            55,600        1,376,100
                                                                                               ------------
                                                                                                  1,376,100

TOTAL COMMON STOCK (IDENTIFIED COST $224,586,263)                                               274,677,837
                                                                                               ------------

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   ACCESSOR 17

                                   GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2000

                                                        INTEREST    MATURITY      PRINCIPAL
SHORT-TERM INVESTMENTS (0.4%)                             RATE        DATE          AMOUNT         VALUE
  FIFTH THIRD BANK REPURCHASE AGREEMENT                   5.80%    01/02/2001   $  1,145,388   $  1,145,388
  DATED 12/29/00 (Collateralized by $1,174,837 FHLMC                                           ------------
  Pool #745034, 6.622%, 2-01-25, market value $1,168,353)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $1,145,388)                                         1,145,388
                                                                                               ------------

TOTAL INVESTMENTS (99.8%) (IDENTIFIED COST $225,731,651)(1)                                     275,823,225
OTHER ASSETS LESS LIABILITIES (0.2%)                                                                618,450
                                                                                               ------------
NET ASSETS (100.0%)                                                                            $276,441,675
                                                                                               ============


 * Non-income producing security.
(1)See Note 6 for important tax information.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   ACCESSOR 18

                                   VALUE FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2000

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                         SHARES        VALUE
-----------------------------------------------------------------------------------------------------------
COMMON STOCK (98.2%)

AEROSPACE & DEFENSE (3.6%)
  B.F. GOODRICH                                                                     17,600     $    640,200
  BOEING                                                                            55,200        3,643,200
  GENERAL DYNAMICS                                                                  11,100          865,800
  HONEYWELL INTERNATIONAL                                                           23,600        1,116,575
                                                                                               ------------
                                                                                                  6,265,775
AIRLINES (0.6%)
  DELTA AIR LINES                                                                   20,600        1,033,863
                                                                                               ------------
                                                                                                  1,033,863
AUTO COMPONENTS (0.7%)
  DELPHI AUTOMOTIVE                                                                 70,900          797,625
  JOHNSON CONTROLS                                                                   9,500          494,000
                                                                                               ------------
                                                                                                  1,291,625
AUTOMOBILES (0.6%)
  GENERAL MOTORS                                                                    20,400        1,039,125
                                                                                               ------------
                                                                                                  1,039,125
BANKS (9.9%)
  BANK OF AMERICA                                                                   91,400        4,192,975
  BANK ONE                                                                          60,000        2,197,500
  JP MORGAN CHASE & COMPANY                                                          2,600          118,138
  COMERICA                                                                          39,800        2,363,125
  FLEET BOSTON FINANCIAL                                                            83,900        3,151,494
  KEYCORP                                                                           53,700        1,503,600
  US BANCORP                                                                        28,500          831,844
  WACHOVIA                                                                          13,500          784,688
  WASHINGTON MUTUAL                                                                 20,800        1,103,700
  WELLS FARGO                                                                       19,000        1,058,063
                                                                                               ------------
                                                                                                 17,305,127
CHEMICALS (1.6%)
  AIR PRODUCTS & CHEMICALS                                                          15,500          635,500
  FMC*                                                                              30,200        2,164,963
                                                                                               ------------
                                                                                                  2,800,463
COMMERCIAL SERVICES & SUPPLIES (1.3%)
  DELUXE                                                                            31,200          788,424
  FIRST DATA                                                                        26,700        1,406,756
                                                                                               ------------
                                                                                                  2,195,180
COMMUNICATIONS EQUIPMENT (1.7%)
  ANDREW CORPORATION*                                                               30,700          667,725
  JDS UNIPHASE*                                                                     38,000        1,584,125
  SCIENTIFIC ATLANTA                                                                21,700          706,605
                                                                                               ------------
                                                                                                  2,958,455
COMPUTERS & PERIPHERALS (1.7%)
  COMPAQ COMPUTER                                                                   40,200          605,010
  HEWLETT PACKARD                                                                   77,400        2,442,938
                                                                                               ------------
                                                                                                  3,047,948
DIVERSIFIED FINANCIALS (11.9%)
  BEAR STEARNS                                                                      10,200          517,013
  CITIGROUP                                                                        164,887        8,419,542
  FANNIE MAE                                                                        27,800        2,411,650
  FREDDIE MAC                                                                       14,800        1,019,350
  HOUSEHOLD INTERNATIONAL                                                           29,400        1,617,000

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   ACCESSOR 19

                                   VALUE FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2000

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                         SHARES        VALUE
-----------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS - CONTINUED
  LEHMAN BROTHERS HOLDINGS                                                          14,600     $    987,325
  MBNA                                                                              46,300        1,710,205
  MERRILL LYNCH                                                                     12,700          865,981
  MORGAN STANLEY DEAN WITTER                                                        41,500        3,288,875
                                                                                               ------------
                                                                                                 20,836,941
DIVERSIFIED TELECOMMUNICATION SERVICES (10.9%)
  AT&T                                                                             114,100        1,975,355
  BELLSOUTH                                                                         74,500        3,049,844
  QWEST COMMUNICATION INTERNATIONAL*                                                38,100        1,562,100
  SBC COMMUNICATIONS                                                               102,700        4,903,925
  VERIZON COMMUNICATIONS                                                           114,300        5,729,288
  WORLDCOM*                                                                        137,550        1,925,700
                                                                                               ------------
                                                                                                 19,146,212
ELECTRIC UTILITIES (4.0%)
  AMERICAN ELECTRIC POWER                                                           15,000          697,500
  DTE ENERGY COMPANY                                                                34,300        1,335,555
  EDISON INTERNATIONAL                                                              77,200        1,206,250
  PG&E                                                                             100,900        2,018,000
  PINNACLE WEST CAPITAL                                                             37,800        1,800,225
                                                                                               ------------
                                                                                                  7,057,530
ELECTRICAL EQUIPMENT (0.9%)
  AMERICAN POWER CONVERSION*                                                        55,300          684,338
  NATIONAL SERVICE INDUSTRIES                                                       31,700          814,294
                                                                                               ------------
                                                                                                  1,498,632
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.3%)
  AGILENT TECHNOLOGIES*                                                             16,400          897,900
  SOLECTRON*                                                                        42,700        1,447,530
                                                                                               ------------
                                                                                                  2,345,430
ENERGY EQUIPMENT & SERVICES (0.3%)
  NABORS INDUSTRIES*                                                                10,100          597,415
                                                                                               ------------
                                                                                                    597,415
FOOD & DRUG RETAILING (1.0%)
  SAFEWAY*                                                                          11,200          700,000
  SUPERVALU                                                                         74,500        1,033,687
                                                                                               ------------
                                                                                                  1,733,687
GAS UTILITIES (2.3%)
  NICOR                                                                             15,000          647,813
  PEOPLES ENERGY                                                                    20,200          903,950
  SEMPRA ENERGY                                                                    103,700        2,411,025
                                                                                               ------------
                                                                                                  3,962,788
HEALTH CARE EQUIPMENT & SUPPLIES (0.4%)
  BOSTON SCIENTIFIC*                                                                44,200          604,988
                                                                                               ------------
                                                                                                    604,988
HEALTH CARE PROVIDERS & SERVICES (1.9%)
  CIGNA                                                                              5,900          780,570
  UNITED HEALTH GROUP                                                               31,300        1,921,037
  WELLPOINT HEALTH NETWORKS*                                                         5,700          656,925
                                                                                               ------------
                                                                                                  3,358,532
HOTELS, RESTAURANTS & LEISURE (0.3%)
  DARDEN RESTAURANTS                                                                22,900          523,838
                                                                                               ------------
                                                                                                    523,838

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   ACCESSOR 20

                                   VALUE FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2000

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                         SHARES        VALUE
-----------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES (1.4%)
  CENTEX                                                                            18,500     $    694,905
  KAUFMAN & BROAD HOME                                                              30,100        1,013,994
  NEWELL RUBBERMAID                                                                 29,100          662,025
                                                                                               ------------
                                                                                                  2,370,924
INDUSTRIAL CONGLOMERATES (3.2%)
  ITT INDUSTRIES                                                                    35,700        1,383,375
  TYCO INTERNATIONAL                                                                75,200        4,173,600
                                                                                               ------------
                                                                                                  5,556,975
INSURANCE (3.4%)
  LOEWS                                                                             25,000        2,589,063
  MGIC INVESTMENT                                                                   31,500        2,124,281
  TORCHMARK                                                                         32,200        1,237,687
                                                                                               ------------
                                                                                                  5,951,031
INTERNET SOFTWARE & SERVICES (0.1%)
  BROADVISION*                                                                       8,000           94,500
                                                                                               ------------
                                                                                                     94,500
IT CONSULTING & SERVICES (1.7%)
  COMPUTER SCIENCES*                                                                16,900        1,016,113
  ELECTRONIC DATA SYSTEM                                                            23,900        1,380,225
  UNISYS*                                                                           38,300          560,138
                                                                                               ------------
                                                                                                  2,956,476
LEISURE EQUIPMENT & PRODUCTS (0.8%)
  BRUNSWICK                                                                         82,900        1,362,669
                                                                                               ------------
                                                                                                  1,362,669
MACHINERY (0.6%)
  DOVER                                                                             28,000        1,135,750
                                                                                               ------------
                                                                                                  1,135,750
MEDIA (5.4%)
  CLEAR CHANNEL COMMUNICATIONS*                                                     34,200        1,656,563
  COMCAST - CLASS A                                                                 12,800          534,400
  GANNETT                                                                           36,100        2,276,555
  THE WALT DISNEY COMPANY                                                           90,700        2,624,630
  VIACOM - CLASS B*                                                                 51,400        2,402,950
                                                                                               ------------
                                                                                                  9,495,098
MULTILINE RETAIL (2.5%)
  FEDERATED DEPARTMENT STORES*                                                      44,500        1,557,500
  MAY DEPARTMENT STORES                                                             15,300          501,075
  SEARS, ROEBUCK & COMPANY                                                          68,900        2,394,275
                                                                                               ------------
                                                                                                  4,452,850
MULTI-UTILITIES (0.1%)
  ENRON                                                                              1,000           83,125
                                                                                               ------------
                                                                                                     83,125
OIL & GAS (13.8%)
  APACHE                                                                            23,100        1,618,444
  ASHLAND                                                                           15,700          563,473
  EXXON MOBIL                                                                       83,488        7,258,237
  KERR-MCGEE                                                                        25,800        1,726,987
  OCCIDENTAL PETROLEUM                                                             100,300        2,432,275
  PHILLIPS PETROLEUM                                                                41,800        2,377,375
  ROWAN COMPANIES*                                                                  51,500        1,390,500
  ROYAL DUTCH PETROLEUM                                                             35,200        2,131,800

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   ACCESSOR 21

                                   VALUE FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2000

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                         SHARES        VALUE
-----------------------------------------------------------------------------------------------------------
OIL & GAS - CONTINUED
  SUNOCO                                                                            15,600     $    525,525
  TOSCO                                                                             56,600        1,920,863
  USX-MARATHON GROUP                                                                78,700        2,183,925
                                                                                               ------------
                                                                                                 24,129,404
PAPER & FOREST PRODUCTS (1.8%)
  GEORGIA PACIFIC                                                                   27,700          862,163
  WESTVACO                                                                          20,200          589,588
  WEYERHAEUSER                                                                      32,200        1,634,150
                                                                                               ------------
                                                                                                  3,085,901
SEMICONDUCTOR EQUIPMENT & PRODUCTS (2.6%)
  ADAPTEC*                                                                          55,500          568,875
  APPLIED MATERIALS*                                                                37,700        1,439,669
  KLA-TENCOR*                                                                       19,800          667,013
  TEXAS INSTRUMENT                                                                  41,100        1,947,113
                                                                                               ------------
                                                                                                  4,622,670
SOFTWARE (1.4%)
  AUTODESK                                                                          39,200        1,055,950
  BMC SOFTWARE*                                                                     48,800          683,200
  COMPUTER ASSOCIATES INTERNATIONAL                                                 34,800          678,600
                                                                                               ------------
                                                                                                  2,417,750
SPECIALTY RETAIL (0.4%)
  AUTOZONE*                                                                         23,100          658,350
                                                                                               ------------
                                                                                                    658,350
TOBACCO (2.1%)
  PHILIP MORRIS COMPANIES                                                           83,700        3,682,800
                                                                                               ------------
                                                                                                  3,682,800

TOTAL COMMON STOCK (IDENTIFIED COST $167,301,732)                                               171,659,827
                                                                                               ------------

                                                        INTEREST    MATURITY      PRINCIPAL
SHORT-TERM INVESTMENTS (0.9%)                             RATE        DATE          AMOUNT         VALUE
  U.S. TREASURY BILLS(1),(2)                              5.41%    03/22/2001   $    150,000        148,196
  FIFTH THIRD BANK REPURCHASE AGREEMENT                   5.80%    01/02/2001      1,434,897      1,434,897
  DATED 12/29/00 (Collateralized by $1,452,689 RFMSI                                           ------------
  1995-R5, 8.307%, 3-25-25, market value $1,463,667)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $1,583,093)                                         1,583,093
                                                                                               ------------

TOTAL INVESTMENTS (99.1%) (IDENTIFIED COST $168,884,825)(3)                                     173,242,920
OTHER ASSETS LESS LIABILITIES (0.9%)                                                              1,651,977
                                                                                               ------------
NET ASSETS (100.0%)                                                                            $174,894,897
                                                                                               ============

--------------------------------------------------------------------------------
OUTSTANDING FUTURES CONTRACTS

                                                                UNITS PER          CURRENT      UNREALIZED
  TYPE                      EXPIRATION        CONTRACTS         CONTRACT            VALUE      DEPRECIATION
------------------------------------------------------------------------------------------------------------
  S&P 500 FUTURES           03/16/2001            7               250           $  2,336,250   $  (21,000)


 * Non-income producing security.
(1)Yield at time of purchase.
(2)Security has been segregated as collateral to cover margin requirements for the open futures contracts at December 31, 2000.
(3)See Note 6 for important tax information.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   ACCESSOR 22

                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2000

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                         SHARES        VALUE
-----------------------------------------------------------------------------------------------------------
COMMON STOCK (99.9%)

AEROSPACE & DEFENSE (1.0%)
  ALLIANT TECHSYSTEMS*                                                              13,800     $    921,150
  MERCURY COMPUTER SYSTEMS*                                                         45,100        2,094,330
                                                                                               ------------
                                                                                                  3,015,480
AIR FREIGHT & COURIERS (0.9%)
  CNF                                                                               44,600        1,508,038
  EXPEDITORS INTERNATIONAL WASHINGTON                                               19,500        1,046,906
                                                                                               ------------
                                                                                                  2,554,944
AIRLINES (0.0%)
  NORTHWEST AIRLINES*                                                                  500           15,063
  UAL                                                                                  800           31,150
                                                                                               ------------
                                                                                                     46,213
AUTO COMPONENTS (0.0%)
  BORG WARNER                                                                          600           24,000
  LEAR*                                                                                700           17,369
                                                                                               ------------
                                                                                                     41,369
BANKS (6.3%)
  ASTORIA FINANCIAL                                                                 42,800        2,324,575
  BANK UNITED                                                                       26,400        1,800,150
  CITY NATIONAL                                                                    118,600        4,603,163
  GREATER BAY BANCORP                                                               37,200        1,525,200
  M & T BANK                                                                        53,700        3,651,600
  MERCANTILE BANKSHARES                                                             26,400        1,140,150
  NORTH FORK BANCORPORATION                                                         75,552        1,855,745
  POPULAR                                                                            4,600          121,038
  UNIONBANCAL                                                                       70,900        1,706,031
                                                                                               ------------
                                                                                                 18,727,652
BEVERAGES (0.5%)
  CONSTELLATION BRANDS  - CLASS A*                                                   4,900          287,875
  PEPSI BOTTLING GROUP                                                              29,400        1,174,163
                                                                                               ------------
                                                                                                  1,462,038
BIOTECHNOLOGY (3.5%)
  ARENA PHARMACEUTICALS*                                                             7,300          113,150
  AVIRON*                                                                           34,300        2,291,669
  DIGENE*                                                                              500           22,344
  GENZYME TRANSGENICS*                                                               4,900           70,131
  GERON*                                                                            37,700          581,994
  IDEC PHARMACEUTICALS*                                                              9,300        1,762,930
  IMMUNEX*                                                                          20,600          836,875
  INHALE THERAPEUTIC SYSTEMS*                                                       22,700        1,146,350
  MAXYGEN*                                                                           7,600          186,200
  MILLENNIUM PHARMACEUTICALS*                                                       32,500        2,010,938
  MYRIAD GENETICS*                                                                   2,200          182,050
  PROTEIN DESIGN LABS*                                                               6,300          547,313
  SEPRACOR*                                                                          7,800          624,975
                                                                                               ------------
                                                                                                 10,376,919
BUILDING PRODUCTS (0.8%)
  AMERICAN STANDARD COMPANIES*                                                      37,200        1,834,425
  YORK INTERNATIONAL                                                                12,700          389,730
                                                                                               ------------
                                                                                                  2,224,155

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   ACCESSOR 23

                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2000

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                         SHARES        VALUE
-----------------------------------------------------------------------------------------------------------
CHEMICALS (0.9%)
  CYTEC INDUSTRIES*                                                                 13,300     $    531,169
  LUBRIZOL                                                                          81,900        2,108,925
                                                                                               ------------
                                                                                                  2,640,094
COMMERCIAL SERVICES & SUPPLIES (4.9%)
  ADMINSTAFF*                                                                       23,300          633,760
  ALBANY MOLECULAR RESEARCH*                                                        36,000        2,218,500
  CHECKFREE*                                                                        13,400          577,038
  CHOICEPOINT*                                                                      10,400          681,850
  CORPORATE EXECUTIVE BOARD*                                                        18,300          727,710
  DIAMONDCLUSTER INTERNATIONAL - CLASS A*                                            5,200          158,600
  FACTSET RESEARCH SYSTEMS                                                           5,300          196,470
  FISERV*                                                                           14,400          683,100
  FORRESTER RESEARCH*                                                                8,800          440,550
  F.Y.I.*                                                                           21,400          789,125
  HEIDRICK & STRUGGLES INTERNATIONAL*                                               10,800          454,275
  HERTZ - CLASS A                                                                   91,800        3,132,675
  KORN/FERRY*                                                                       26,400          561,000
  LEARNING TREE INTERNATIONAL*                                                      21,000        1,039,500
  MACROVISION*                                                                       4,400          325,669
  PROFESSIONAL DETAILING*                                                            9,500        1,004,773
  SODEXHO MARRIOTT SERVICES*                                                        11,200          247,800
  TELETECH HOLDINGS*                                                                 4,300           79,013
  TMP WORLDWIDE*                                                                    13,400          737,000
                                                                                               ------------
                                                                                                 14,688,408
COMMUNICATIONS EQUIPMENT (5.6%)
  AETHER SYSTEMS*                                                                   14,800          579,050
  ANAREN MICROWAVE*                                                                 11,200          752,500
  ANIXTER INTERNATIONAL*                                                            61,400        1,327,775
  CIENA*                                                                            24,100        1,961,138
  CORVIS*                                                                           30,600          728,663
  EFFICIENT NETWORKS*                                                                6,800           90,950
  EXTREME NETWORKS*                                                                 15,300          598,613
  FINISAR*                                                                          12,500          362,500
  FOUNDRY NETWORKS*                                                                  9,700          145,500
  ILLUMINET HOLDINGS*                                                               65,800        1,509,288
  JUNIPER NETWORKS*                                                                 35,500        4,475,219
  LIGHTPATH TECHNOLOGIES - CLASS A*                                                 17,200          238,650
  MCDATA*                                                                            3,400          186,150
  ONI SYSTEMS - CLASS B*                                                             5,100          201,769
  REDBACK NETWORKS*                                                                 21,400          877,400
  SDL*                                                                              11,200        1,659,700
  STRATOS LIGHTWAVE*                                                                61,400        1,047,638
  SYCAMORE NETWORKS*                                                                21,300          793,425
  TEKELEC*                                                                           6,800          204,000
                                                                                               ------------
                                                                                                 17,739,928
COMPUTERS & PERIPHERALS (0.4%)
  EMULEX*                                                                           16,400        1,310,975
                                                                                               ------------
                                                                                                  1,310,975
CONSTRUCTION & ENGINEERING (1.1%)
  DYCOM INDUSTRIES*                                                                 65,200        2,343,125
  QUANTA SERVICES*                                                                  31,550        1,015,515
                                                                                               ------------
                                                                                                  3,358,640

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   ACCESSOR 24

                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2000

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                         SHARES        VALUE
-----------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS (0.0%)
  TEXAS INDUSTRIES                                                                     600     $     18,000
                                                                                               ------------
                                                                                                     18,000
DIVERSIFIED FINANCIALS (7.0%)
  AMERICAN CAPITAL STRATEGIES                                                       11,000          277,063
  BERKSHIRE HATHAWAY*                                                                  182       12,922,000
  EATON VANCE                                                                       28,200          909,450
  EDWARDS (A.G.)                                                                    43,700        2,073,019
  FEDERATED INVESTORS - CLASS B                                                     62,400        1,817,400
  INVESTORS FINANCIAL SERVICES                                                       4,700          404,200
  METRIS COMPANIES                                                                  43,900        1,155,119
  SEI INVESTMENTS                                                                   12,200        1,366,400
                                                                                               ------------
                                                                                                 20,924,651
DIVERSIFIED TELECOMMUNICATION SERVICES (2.1%)
  ALLEGIANCE TELECOM*                                                               54,200        1,206,797
  BROADWING                                                                            900           20,530
  COX COMMUNIATIONS - CLASS A*                                                      59,800        2,784,438
  INET TECHNOLOGIES*                                                                 8,200          332,100
  LEVEL 3 COMMUNICATIONS*                                                           50,000        1,640,625
  NTL*                                                                               9,750          233,390
                                                                                               ------------
                                                                                                  6,217,880
ELECTRIC UTILITIES (1.5%)
  ALLETE                                                                            62,900        1,560,705
  PUBLIC SERVICE COMPANY OF NEW MEXICO                                             111,600        2,992,275
                                                                                               ------------
                                                                                                  4,552,980
ELECTRICAL EQUIPMENT (2.1%)
  AMPHENOL -  CLASS A*                                                              14,600          572,138
  APW LIMITED*                                                                      30,500        1,029,375
  AVX                                                                               25,500          417,563
  BELDEN                                                                            24,400          619,150
  LITTLEFUSE*                                                                       20,400          583,950
  TECHNITROL                                                                        50,200        2,064,475
  VISHAY INTERTECHNOLOGY*                                                           56,950          861,369
                                                                                               ------------
                                                                                                  6,148,020
ELECTRONIC EQUIPMENT & INSTRUMENTS (4.0%)
  ARROW ELECTRONICS*                                                               237,900        6,809,887
  CYMER*                                                                             6,800          174,994
  JABIL CIRCUIT*                                                                    65,200        1,654,450
  KEMET*                                                                           197,500        2,987,188
  PARKERVISION*                                                                      5,600          205,100
  WATERS*                                                                              800           66,800
                                                                                               ------------
                                                                                                 11,898,419
ENERGY EQUIPMENT & SERVICES (0.7%)
  ATWOOD OCEANICS*                                                                  16,500          722,865
  BJ SERVICES COMPANY*                                                              11,300          778,288
  NRG ENERGY*                                                                       21,800          606,313
                                                                                               ------------
                                                                                                  2,107,466
FOOD & DRUG RETAILING (0.6%)
  KRISPY KREME DOUGHNUTS*                                                           19,600        1,626,800
                                                                                               ------------
                                                                                                  1,626,800
FOOD PRODUCTS (1.3%)
  DEAN FOODS                                                                        42,700        1,310,355
  DELTA & PINE LAND COMPANY                                                         19,600          410,375

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   ACCESSOR 25

                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2000

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                         SHARES        VALUE
-----------------------------------------------------------------------------------------------------------
FOOD PRODUCTS - CONTINUED
  J.M. SMUCKER COMPANY*                                                             10,800     $    301,860
  KEEBLER FOODS COMPANY                                                             10,300          426,805
  MCCORMICK & COMPANY - NON-VOTING SHARES                                           39,400        1,420,863
                                                                                               ------------
                                                                                                  3,870,258
GAS UTILITIES (1.2%)
  EQUITABLE RESOURCES                                                               21,400        1,428,450
  NATIONAL FUEL GAS                                                                 34,900        2,196,519
                                                                                               ------------
                                                                                                  3,624,969
HEALTH CARE EQUIPMENT & SUPPLIES (3.6%)
  BECKMAN COULTER                                                                   38,000        1,593,625
  COOPER COMPANIES                                                                 137,100        5,466,863
  GENZYME - GENERAL DIVISION*                                                        9,500          854,405
  NOVOSTE*                                                                          22,600          621,500
  SURMODICS*                                                                        23,400          861,413
  TECHNE*                                                                           32,400        1,168,425
                                                                                               ------------
                                                                                                 10,566,231
HEALTH CARE PROVIDERS & SERVICES (2.8%)
  ADVANCED PARADIGM*                                                                15,900          723,450
  COMMUNITY HEALTH SYSTEMS*                                                         10,700          374,500
  TRIGON HEALTHCARE*                                                                92,400        7,189,875
                                                                                               ------------
                                                                                                  8,287,825
HOTELS, RESTAURANTS & LEISURE (1.2%)
  BRINKER INTERNATIONAL*                                                            46,700        1,973,075
  INTERNATIONAL GAME TECHNOLOGY                                                     14,700          705,600
  JACK IN THE BOX*                                                                  15,100          444,505
  MGM MIRAGE                                                                        15,400          434,088
                                                                                               ------------
                                                                                                  3,557,268
HOUSEHOLD DURABLES (1.2%)
  HARMAN INTERNATIONAL                                                              31,600        1,153,400
  NVR*                                                                              19,900        2,459,640
                                                                                               ------------
                                                                                                  3,613,040
HOUSEHOLD PRODUCTS (0.5%)
  CHURCH & DWIGHT COMPANY                                                           63,200        1,406,200
                                                                                               ------------
                                                                                                  1,406,200
INDUSTRIAL CONGLOMERATES (0.0%)
  CARLISLE COMPANIES                                                                   800           34,350
                                                                                               ------------
                                                                                                     34,350
INSURANCE (5.1%)
  BROWN & BROWN                                                                      4,400          154,000
  JOHN HANCOCK FINANCIAL SERVICES*                                                 197,400        7,427,175
  NATIONWIDE FINANCIAL SERVICES                                                     33,400        1,586,500
  OLD REPUBLIC INTERNATIONAL                                                        46,100        1,475,200
  THE PMI GROUP                                                                     68,100        4,609,519
                                                                                               ------------
                                                                                                 15,252,394
INTERNET & CATALOG RETAIL (0.2%)
  1-800 CONTACTS*                                                                    6,300          180,338
  HOMESTORE.COM*                                                                     8,300          167,038
  HOTEL RESERVATIONS NETWORK - CLASS A*                                              7,600          215,650
                                                                                               ------------
                                                                                                    563,026
INTERNET SOFTWARE & SERVICES (5.6%)
  AKAMAI TECHNOLOGIES*                                                              23,300          490,755
  ARIBA*                                                                            33,700        1,811,375

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   ACCESSOR 26

                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2000

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                         SHARES        VALUE
-----------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES - CONTINUED
  ART TECHNOLOGY GROUP*                                                              6,600     $    201,713
  AVOCENT*                                                                          33,600          907,200
  BEA SYSTEMS*                                                                      40,500        2,726,155
  COMMERCE ONE*                                                                     25,100          635,344
  CRITICAL PATH*                                                                    28,200          867,150
  EXODUS COMMUNICATIONS*                                                            56,100        1,122,000
  FREEMARKETS*                                                                      10,900          207,100
  I2 TECHNOLOGIES*                                                                  46,800        2,544,750
  INTERWOVEN*                                                                        8,800          580,250
  NETEGRITY*                                                                         9,400          511,125
  OPENWAVE SYSTEMS*                                                                 19,600          939,575
  PURCHASEPRO.COM*                                                                  20,400          357,000
  SABA SOFTWARE*                                                                    17,100          269,325
  VERISIGN*                                                                         23,805        1,766,033
  WEBMETHODS*                                                                        7,000          622,563
                                                                                               ------------
                                                                                                 16,559,413
IT CONSULTING & SERVICES (2.6%)
  AMERICAN MANAGEMENT SYSTEMS*                                                      31,500          624,094
  CARREKER*                                                                         23,100          802,725
  COGNIZANT TECHNOLOGY SOLUTIONS*                                                   16,200          588,263
  COMPUTER LEARNING CENTERS*                                                         2,166              338
  DST SYSTEMS*                                                                      70,800        4,743,600
  TIBCO SOFTWARE*                                                                   20,800          997,100
                                                                                               ------------
                                                                                                  7,756,120
LEISURE EQUIPMENT & PRODUCTS (0.1%)
  DIRECT FOCUS*                                                                      5,900          198,019
                                                                                               ------------
                                                                                                    198,019
MACHINERY (0.4%)
  MANITOWOC COMPANY                                                                 30,200          875,800
  SPS TECHNOLOGIES*                                                                  7,500          411,094
                                                                                               ------------
                                                                                                  1,286,894
MEDIA (4.2%)
  ADVO*                                                                             13,200          585,750
  CABLEVISION SYSTEMS - CLASS A*                                                    31,700        2,692,519
  CHRIS-CRAFT INDUSTRIES*                                                            1,377           91,570
  ECHOSTAR COMMUNICATIONS - CLASS A*                                                28,600          650,650
  GEMSTAR - TV GUIDE*                                                               30,400        1,409,800
  HISPANIC BROADCASTING*                                                           114,700        2,924,850
  INFINITY BROADCASTING - CLASS A*                                                     900           25,144
  MARTHA STEWART LIVING - CLASS A*                                                  39,700          796,480
  PIXAR(1)*                                                                         80,800        2,424,000
  READERS DIGEST ASSOCIATION - CLASS A                                              18,800          735,550
  THE MCCLATCHY COMPANY - CLASS A                                                      900           38,305
                                                                                               ------------
                                                                                                 12,374,618
METALS & MINING (0.2%)
  MUELLER INDUSTRIES*                                                               25,200          675,675
                                                                                               ------------
                                                                                                    675,675
MULTILINE RETAIL (0.8%)
  BJ'S WHOLESALE CLUB*                                                              27,700        1,062,987
  FACTORY 2-U STORES*                                                                8,500          281,563
  NEIMAN MARCUS GROUP - CLASS A*                                                    28,700        1,020,644
                                                                                               ------------
                                                                                                  2,365,194

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   ACCESSOR 27

                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2000

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                         SHARES        VALUE
-----------------------------------------------------------------------------------------------------------
MULTI-UTILITIES (0.6%)
  ENERGY EAST                                                                       86,100     $  1,695,094
                                                                                               ------------
                                                                                                  1,695,094
OIL & GAS (4.5%)
  HOUSTON EXPLORATION*                                                              66,600        2,539,125
  MARINE DRILLING COMPANY*                                                          15,200          406,600
  MURPHY OIL                                                                        15,600          942,825
  NOBLE DRILLING*                                                                  111,200        4,830,250
  PRIZE ENERGY*                                                                     11,300          234,475
  STONE ENERGY*                                                                      6,800          438,940
  ULTRAMAR DIAMOND SHAMROCK                                                         87,400        2,698,475
  VINTAGE PETROLEUM                                                                 60,000        1,290,000
                                                                                               ------------
                                                                                                 13,380,690
PAPER & FOREST PRODUCTS (0.0%)
  RAYONIER                                                                             600           23,888
                                                                                               ------------
                                                                                                     23,888
PERSONAL PRODUCTS (0.3%)
  ESTEE LAUDER COMPANIES - CLASS A                                                  16,900          740,430
                                                                                               ------------
                                                                                                    740,430
PHARMACEUTICALS (3.1%)
  ALPHARMA - CLASS A                                                                10,500          460,688
  BIOPURE*                                                                          33,700          674,000
  CELL THERAPEUTICS*                                                                22,700        1,022,919
  EMISPHERE TECHNOLOGIES*                                                           47,700        1,192,500
  IVAX*                                                                             97,500        3,734,250
  MEDICIS PHARMACEUTICAL - CLASS A*                                                 26,700        1,578,638
  MIRAVANT MEDICAL*                                                                 27,000          250,594
  PRAECIS PHARMACEUTICALS*                                                          12,900          377,325
                                                                                               ------------
                                                                                                  9,290,914
REAL ESTATE (5.4%)
  ARDEN REALTY                                                                      31,200          783,900
  BOSTON PROPERTIES                                                                 19,500          848,250
  CARRAMERICA REALTY                                                                 8,200          256,763
  CRESCENT REAL ESTATE EQUITIES                                                     98,300        2,187,175
  EQUITY RESIDENTIAL PROPERTIES                                                     33,800        1,869,563
  FEDERAL REALTY INVESTMENT TRUST                                                   36,000          684,000
  FELCOR LODGING TRUST                                                              66,500        1,591,844
  HEALTHCARE REALTY TRUST                                                           41,300          877,625
  HIGHWOODS PROPERTIES                                                              42,400        1,054,700
  HOSPITALITY PROPERTIES TRUST                                                      30,500          690,063
  KILROY REALTY                                                                     27,300          779,755
  LNR PROPERTY                                                                      36,400          800,800
  MACK-CALI REALTY                                                                  15,300          437,005
  PRENTISS PROPERTIES TRUST                                                         31,400          845,838
  REGENCY REALTY                                                                    10,500          248,719
  ROUSE COMPANY                                                                     45,700        1,165,350
  SL GREEN REALTY                                                                   19,000          532,000
  SECURITY CAPITAL GROUP - CLASS B*                                                 17,000          341,063
                                                                                               ------------
                                                                                                 15,994,413
ROAD & RAIL (0.5%)
  USFREIGHTWAYS                                                                     51,100        1,536,992
                                                                                               ------------
                                                                                                  1,536,992

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   ACCESSOR 28

                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2000

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                         SHARES        VALUE
-----------------------------------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (1.4%)
  ALPHA INDUSTRIES*                                                                  5,000     $    185,000
  CREE*                                                                             10,300          365,972
  ELANTEC SEMICONDUCTOR*                                                             5,200          144,300
  GLOBESPAN*                                                                        34,200          940,500
  MICREL*                                                                           21,800          734,388
  MICROCHIP TECHNOLOGY*                                                                500           10,969
  RAMBUS*                                                                           26,600          960,925
  RUDOLPH TECHNOLOGIES*                                                             10,800          326,025
  SEMTECH*                                                                          25,900          571,419
                                                                                               ------------
                                                                                                  4,239,498
SOFTWARE (5.2%)
  AGIL SOFTWARE*                                                                     4,000          197,500
  AVANT!*                                                                            2,700           49,444
  BOTTOMLINE TECHNOLOGIES*                                                          10,300          264,580
  CADENCE DESIGN SYSTEMS*                                                           63,100        1,735,250
  E.PIPHANY*                                                                        13,100          706,580
  EMBARCADERO TECHNOLOGIES*                                                          4,800          216,000
  INFORMATICA*                                                                       3,600          142,425
  INKTOMI*                                                                          12,000          214,500
  MACROMEDIA*                                                                        6,000          364,500
  MAPINFO*                                                                           9,000          425,250
  MENTOR GRAPHICS*                                                                  66,600        1,827,338
  MICROMUSE*                                                                        24,200        1,460,697
  NUANCE COMMUNICATIONS*                                                             3,100          133,688
  NVIDIA*                                                                            9,700          317,827
  PEREGRINE SYSTEMS*                                                                26,100          515,475
  PHOENIX TECHNOLOGIES LTD.*                                                        19,400          261,597
  RATIONAL SOFTWARE*                                                                33,800        1,316,088
  SERENA SOFTWARE*                                                                  18,300          626,489
  SPEECHWORKS INTERNATIONAL*                                                        11,600          569,125
  SYBASE*                                                                           74,000        1,466,125
  SYMANTEC*                                                                          7,800          260,325
  ULTICOM*                                                                          12,000          408,750
  VERITY*                                                                           56,300        1,354,719
  VIRATA*                                                                            4,300           46,763
  WIND RIVER SYSTEMS*                                                               14,000          477,750
                                                                                               ------------
                                                                                                 15,358,785
SPECIALTY RETAIL (1.4%)
  ANNTAYLOR STORES*                                                                 17,600          438,900
  KENNETH COLE PRODUCTS*                                                            20,800          837,200
  PAYLESS SHOESOURCE*                                                               26,000        1,839,500
  ZALE*                                                                             33,900          985,219
                                                                                               ------------
                                                                                                  4,100,819
TOBACCO (0.5%)
  R.J. REYNOLDS TOBACCO HOLDINGS                                                    29,800        1,452,750
                                                                                               ------------
                                                                                                  1,452,750
TRADING COMPANIES & DISTRIBUTORS (0.4%)
  UNITED STATIONERS*                                                                48,100        1,154,400
                                                                                               ------------
                                                                                                  1,154,400
WIRELESS TELECOMMUNICATION SERVICES (1.7%)
  CROWN CASTLE INTERNATIONAL*                                                       59,200        1,602,100
  NEXTEL PARTNERS - CLASS A*                                                        43,500          731,344

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   ACCESSOR 29

                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2000

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                         SHARES        VALUE
-----------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES - CONTINUED
  POWERWAVE TECHNOLOGIES*                                                           18,400     $  1,076,400
  PRICE COMMUNICATIONS*                                                             45,000          756,563
  SBA COMMUNICATIONS*                                                                9,700          398,305
  TRITON PCS HOLDINGS - CLASS A*                                                    10,600          359,738
                                                                                               ------------
                                                                                                  4,924,450

TOTAL COMMON STOCK (IDENTIFIED COST $302,014,330)                                               297,565,648
                                                                                               ------------

                                                        INTEREST    MATURITY      PRINCIPAL
SHORT-TERM INVESTMENTS (0.1%)                             RATE        DATE          AMOUNT         VALUE
  FIFTH THIRD BANK REPURCHASE AGREEMENT                   5.80%    01/02/2001   $  235,082          235,082
  DATED 12/29/00 (Collateralized by $235,453 GNMA                                              ------------
  Pool #8127, 7.375%, 5-20-16, market value $239,795)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $235,082)                                             235,082
                                                                                               ------------


TOTAL INVESTMENTS (100.0%) (IDENTIFIED COST $302,249,412)(2)                                    297,800,730
OTHER ASSETS LESS LIABILITIES (0.0%)                                                                132,301
                                                                                               ------------
NET ASSETS (100.0%)                                                                            $297,933,031
                                                                                               ============


 * Non-income producing security.
(1)This security is on loan at December 31, 2000. The total value of securities on loan at December 31, 2000 is $2,424,000. The loaned security is collateralized by a U.S. Government security.
(2)See Note 6 for important tax information.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   ACCESSOR 30

                            INTERNATIONAL EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2000

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                         SHARES        VALUE
-----------------------------------------------------------------------------------------------------------
COMMON STOCK (98.5%)

AUSTRALIA (0.3%)
  BANK OF AUSTRALIA                                                                 28,100     $    482,571
                                                                                               ------------
                                                                                                    482,571
BELGUIM (0.6%)
  INTERBREW                                                                         33,000        1,150,115
                                                                                               ------------
                                                                                                  1,150,115
BRAZIL (1.3%)
  ARACRUZ CELULOSE SA                                                               23,900          357,006
  BANCO ITAU SA                                                                  5,894,000          559,176
  EMBRATEL PARTICIPACOES SA                                                          6,500          101,969
  PETROLEO BRASILEIRO SA - PETROBRAS                                                20,000          469,540
  TELE NORTE LESTE PARTICIPACOES SA ADR                                             45,386        1,035,368
                                                                                               ------------
                                                                                                  2,523,059
CANADA (3.2%)
  BALLARD POWER SYSTEMS*                                                            29,600        1,869,425
  BOMBARDIER                                                                        49,500          762,933
  MANULIFE FINANCIAL                                                                 7,802          244,788
  PRECISION DRILLING*                                                               85,800        3,222,863
                                                                                               ------------
                                                                                                  6,100,009
DENMARK (0.8%)
  NOVO NORDISK A/S-B                                                                 8,100        1,451,905
                                                                                               ------------
                                                                                                  1,451,905
FRANCE (11.7%)
  ACCOR SA                                                                          44,400        1,875,922
  SOCIETE ASSURANCES GENERALES DE FRANCE                                            31,618        2,196,774
  AVENTIS SA                                                                        33,500        2,940,870
  DESSAULT SYSTEMS                                                                  19,300        1,322,816
  FRANCE TELECOM SA                                                                 28,143        2,429,637
  GROUPE DANONE                                                                     14,200        2,141,180
  SCHNEIDER ELECTRIC SA                                                             24,400        1,780,042
  SUEZ LYONNAISE DES EAUX SA                                                        15,000        2,739,241
  TOTAL FINA ELF SA                                                                 31,159        4,634,021
                                                                                               ------------
                                                                                                 22,060,503
GERMANY (6.8%)
  BAYERISCHE MOTOREN WERKE AG                                                       93,900        3,068,062
  DEUTSCHE LUFTHANSA                                                                25,000          633,523
  DRESDNER BANK                                                                     34,800        1,512,793
  E.ON AG                                                                           51,400        3,127,213
  ERGO VERSICHERUNGS GRUPPE AG                                                       4,500          730,934
  MUENCHENER RUECKVERSICHERUNGS AG                                                   4,000        1,427,128
  SCHERING AG                                                                       42,900        2,436,868
                                                                                               ------------
                                                                                                 12,936,521
GREAT BRITAIN (22.9%)
  ASTRAZENECA PLC                                                                   53,200        2,682,118
  BAA PLC                                                                          239,200        2,208,219
  BAE SYSTEMS PLC                                                                  517,930        2,955,472
  BG GROUP PLC                                                                     573,800        2,245,713
  BP AMOCO PLC                                                                     353,100        2,848,288
  BRITISH AIRWAYS PLC                                                               43,400          252,679
  BRITISH SKY BROADCASTING GROUP PLC*                                               85,600        1,433,415
  BRITISH TELECOMMUNICATIONS PLC                                                   167,684        1,432,782

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   ACCESSOR 31

                            INTERNATIONAL EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2000

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                         SHARES        VALUE
-----------------------------------------------------------------------------------------------------------
GREAT BRITAIN - CONTINUED
  CENTRICA PLC                                                                     842,900     $  3,264,279
  CMG PLC                                                                           29,559          395,189
  CORUS GROUP PLC                                                                  808,000          850,928
  DIAGEO PLC                                                                       122,900        1,376,910
  ENERGIS PLC                                                                      204,000        1,371,308
  GLAXOSMITHKLINE PLC                                                              118,276        3,339,265
  HSBC HOLDINGS PLC                                                                195,600        2,896,422
  NATIONAL GRID GROUP PLC                                                          180,300        1,638,886
  RECKITT BENCKISER PLC                                                             79,500        1,094,940
  REUTERS GROUP PLC                                                                 13,800        1,359,300
  ROYAL BANK OF SCOTLAND PLC                                                        26,400          623,883
  SHELL TRANSPORT & TRADING COMPANY                                                253,200        2,076,484
  VODAFONE AIRTOUCH PLC                                                          1,908,907        7,000,495
                                                                                               ------------
                                                                                                 43,346,975
GREECE (1.1%)
  ALPHA BANK A.E                                                                    42,600        1,467,168
  INTRACOM SA                                                                       29,475          665,117
                                                                                               ------------
                                                                                                  2,132,285
HONG KONG (3.6%)
  CHEUNG KONG (HOLDINGS) LIMITED                                                    57,000          728,952
  CHINA MOBILE (HONG KONG) LTD*                                                    218,000        1,190,631
  HUTCHISON WHAMPOA                                                                376,900        4,699,230
  LEGEND HOLDING LIMITED                                                           394,000          247,516
                                                                                               ------------
                                                                                                  6,866,329
ISRAEL (1.1%)
  CHECK POINT SOFTWARE TECHNOLOGIES LTD*                                             4,100          547,606
  TEVA PHARMACEUTICALS ADR                                                          21,209        1,553,559
                                                                                               ------------
                                                                                                  2,101,165
ITALY (5.2%)
  ALLEANZA ASSICURAZIONI SPA                                                       214,800        3,422,437
  EDISON SPA                                                                       143,767        1,606,296
  ENI SPA                                                                          275,236        1,757,250
  FINMECCANICA SPA*                                                              1,559,300        1,780,257
  TELECOM ITALIA MOBILE SPA                                                        168,862        1,347,629
                                                                                               ------------
                                                                                                  9,913,869
JAPAN (19.0%)
  ASATSU - DK                                                                        6,000          144,483
  DAIKIN                                                                            26,000          500,876
  EAST JAPAN RAILWAY                                                                    98          574,956
  FAST RETAILING                                                                     1,000          195,972
  FUJISAWA PHARMACEUTICAL COMPANY                                                   30,000          992,995
  FUJITSU SUPPORT & SERVICES                                                         4,100          276,804
  JAPAN AIR LINES                                                                  296,000        1,355,587
  KEYENCE                                                                            3,700          907,180
  KIRIN BREWERY                                                                    369,000        3,305,490
  KOMATSU LTD                                                                      200,000          884,413
  KONAMI COMPANY LTD                                                                21,200        1,590,928
  KYOCERA                                                                            1,700          185,630
  MATSUSHITA COMMUNICATION                                                          10,632        1,335,982
  MITSUBISHI CHEMICAL                                                              170,000          448,074
  MITSUI FUDOSAN                                                                   153,000        1,520,622

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   ACCESSOR 32

                            INTERNATIONAL EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2000

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                         SHARES        VALUE
-----------------------------------------------------------------------------------------------------------
JAPAN - CONTINUED
  MURATA MANUFACTURING COMPANY, LTD                                                 13,000     $  1,525,394
  NEC                                                                               19,000          347,723
  NIKON                                                                             15,000          160,508
  NIPPON SHEET GLASS                                                                50,000          610,333
  NIPPON TELEGRAPH & TELEPHONE                                                         287        2,068,310
  NISSAN MOTOR*                                                                     67,000          386,042
  NOMURA SECURITIES COMPANY LTD                                                    144,964        2,608,590
  NTT DOCOMO                                                                            42          724,518
  OKI ELECTRIC INDUSTRY COMPANY*                                                   167,000          745,797
  OMRON                                                                             24,000          499,124
  PIONEER                                                                           32,000          854,641
  PROMISE COMPANY LTD                                                                7,400          524,869
  SAKURA BANK LTD                                                                  100,000          604,203
  SANYO ELECTRIC COMPANY LTD                                                       132,000        1,098,074
  SEVEN ELEVEN JAPAN                                                                 6,000          341,506
  SHIN-ETSU CHEMICAL COMPANY                                                         7,000          269,702
  SONY                                                                              21,600        1,494,221
  SUMITOMO CHEMICAL COMPANY                                                        371,000        1,842,005
  TAKEDA CHEMICAL INDUSTRIES LTD                                                    12,000          710,333
  TOKYO ELECTRIC POWER                                                              43,100        1,069,952
  TOKYU                                                                            253,000        1,364,694
  TOYOTA MOTOR                                                                      32,200        1,029,159
  TREND MICRO*                                                                       1,500          108,625
  YAMATO TRANSPORT COMPANY LTD                                                      42,000          772,329
                                                                                               ------------
                                                                                                 35,980,644
MEXICO (1.8%)
  CARSO GLOBAL TELECOM*                                                            288,000          545,517
  TELEFONOS DE MEXICO ADR                                                           42,072        1,898,499
  TV AZTECA ADR                                                                    104,100        1,034,494
                                                                                               ------------
                                                                                                  3,478,510
NETHERLANDS (5.5%)
  AEGON NV                                                                          55,281        2,286,861
  AKZO NOBEL NV                                                                     13,800          741,130
  ING GROEP NV                                                                      31,781        2,538,718
  KONINKLIJKE PHILIPS ELECTRONICS NV - NY SHARES                                    58,602        2,124,323
  NUMICO NV                                                                         38,850        1,955,128
  QIAGEN NV ORD                                                                     21,400          777,578
                                                                                               ------------
                                                                                                 10,423,738
SINGAPORE (2.4%)
  DATACRAFT ASIA LIMITED                                                           133,120          628,326
  DBS GROUP HOLDINGS LTD                                                           126,578        1,430,755
  SINGAPORE AIRLINES                                                               254,000        2,519,493
                                                                                               ------------
                                                                                                  4,578,574
SOUTH AFRICA (0.2%)
  IMPALA PLATINUM HOLDINGS LTD                                                       5,400          275,207
                                                                                               ------------
                                                                                                    275,207
SOUTH KOREA (0.9%)
  H&CB                                                                              12,800          290,403
  SAMSUNG ELECTRONICS                                                                8,350        1,042,925
  SK TELECOM COMPANY                                                                 1,800          360,000
                                                                                               ------------
                                                                                                  1,693,328

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   ACCESSOR 33

                            INTERNATIONAL EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2000

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                         SHARES        VALUE
-----------------------------------------------------------------------------------------------------------
SWEDEN (3.8%)
  NORDEA AB                                                                        271,100     $  2,054,332
  SVENSKA HANDELSBANKEN                                                            294,700        5,044,147
                                                                                               ------------
                                                                                                  7,098,479
SWITZERLAND (6.0%)
  ABB LTD                                                                           30,800        3,283,369
  NESTLE SA                                                                          1,100        2,565,875
  UBS AG                                                                            33,500        5,467,911
                                                                                               ------------
                                                                                                 11,317,155
TAIWAN (0.2%)
  ASE TEST LTD*                                                                     46,900          398,650
                                                                                               ------------
                                                                                                    398,650
TURKEY (0.1%)
  FINANSBANK AS                                                                 64,517,000          113,095
                                                                                               ------------
                                                                                                    113,095

TOTAL COMMON STOCK (IDENTIFIED COST $183,798,430)                                               186,422,686
                                                                                               ------------

PREFERRED STOCK (0.2%)

THAILAND (0.2%)
  SIAM COMMERCIAL BANK, 5.25% - CONVERTIBLE UNTIL 12/31/2049(1)                    771,300          382,272
                                                                                               ------------
TOTAL PREFERRED STOCK (IDENTIFIED COST $319,630)                                                    382,272
                                                                                               ------------

                                                        INTEREST    MATURITY      PRINCIPAL
SHORT-TERM INVESTMENTS (1.4%)                             RATE        DATE          AMOUNT         VALUE
  FIFTH THIRD REPURCHASE AGREEMENT                        5.80%      01/2/01    $2,681,649        2,681,649
  DATED 12/29/00 (Collateralized by $2,777,362 FHLMC                                           ------------
  Pool #786784, 6.47%, 08-01-29, market value $ 2,735,416)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $2,681,649)                                         2,681,649
                                                                                               ------------

TOTAL INVESTMENTS (100.1%) (IDENTIFIED COST $186,799,709)(2)                                    189,486,607
OTHER ASSETS LESS LIABILITIES (-0.1%)                                                              (216,728)
                                                                                               ------------
NET ASSETS (100.0%)                                                                            $189,269,879
                                                                                               ============

--------------------------------------------------------------------------------
FORWARD CURRENCY CONTRACTS

                                                                               UNREALIZED
                                                  EXCHANGE         CONTRACT    APPRECIATION/      DELIVERY
  CURRENCY                                         RATE(3)           VALUE    (DEPRECIATION)        DATE
-----------------------------------------------------------------------------------------------------------
LIABILITIES
  GREAT BRITISH POUND (BUY)                         0.674        $    62,949    $      424         1/02/01
  GREAT BRITISH POUND (BUY)                         0.674             43,183           296         1/03/01
                                                                                ----------
                                                                                $      720
                                                                                ==========


 * Non-income producing security.
(1)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)See Note 6 for important tax information.
(3)Contract rate.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   ACCESSOR 34

                              HIGH YIELD BOND FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2000

----------------------------------------------------------------------------------------------------------------------
                                                      INTEREST          MATURITY        PRINCIPAL
DESCRIPTION                                             RATE              DATE            AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (88.8%)

FINANCE - BANKS (6.0%)
  LABRANCHE & COMPANY                                  9.500%          08/15/2004      $    500,000       $    510,000
  OCWEN FEDERAL BANK FSB                              12.000%          06/15/2005           500,000            450,000
  SOVEREIGN BANCORP                                   10.500%          11/15/2006           500,000            492,500
                                                                                                          ------------
                                                                                                             1,452,500
INDUSTRIALS - AUTOMOTIVE (2.6%)
  CSK AUTO                                            11.000%          11/01/2006           500,000            255,000
  EXIDE                                               10.000%          04/15/2005           500,000            372,500
                                                                                                          ------------
                                                                                                               627,500
INDUSTRIALS - BASIC (3.6%)
  LTV                                                  8.200%          09/15/2007           500,000             10,000
  NEENAH                                              11.125%          05/01/2007           500,000            362,500
  P&L COAL HOLDINGS                                    9.625%          05/15/2008           500,000            498,125
                                                                                                          ------------
                                                                                                               870,625
INDUSTRIALS - CAPITAL GOODS (3.3%)
  BE AEROSPACE                                         8.000%          03/01/2008           500,000            466,250
  FAIRFIELD MANUFACTURING                              9.625%          10/15/2008           500,000            345,000
                                                                                                          ------------
                                                                                                               811,250
INDUSTRIALS - ENERGY (12.2%)
  EOTT ENERGY PARTNERS                                11.000%          10/01/2009           500,000            517,500
  HS RESOURCES                                         9.250%          11/15/2006           500,000            502,500
  PARKER DRILLING COMPANY                              5.500%          08/01/2004           500,000            430,625
  R & B FALCON                                         6.950%          04/15/2008           500,000            472,500
  VERITAS DGC                                          9.750%          10/15/2003           500,000            503,750
  WESTERN GAS RESOURCES                               10.000%          06/15/2009           500,000            522,500
                                                                                                          ------------
                                                                                                             2,949,375
INDUSTRIALS - ENTERTAINMENT (1.9%)
  VAIL RESORTS                                         8.750%          05/15/2009           500,000            470,000
                                                                                                          ------------
                                                                                                               470,000
INDUSTRIALS - GAMING (8.0%)
  INTERNATIONAL GAMING TECHNOLOGY                      8.375%          05/15/2009           500,000            498,750
  ISLE OF CAPRI CASINOS                                8.750%          04/15/2009           500,000            442,500
  MOHEGAN TRIBAL GAMING                                8.750%          01/01/2009           500,000            499,375
  STATION CASINOS                                      8.875%          12/01/2008           500,000            490,000
                                                                                                          ------------
                                                                                                             1,930,625
INDUSTRIALS - MEDIA-CABLE (4.9%)
  ADELPHIA COMMUNICATIONS                              7.875%          05/01/2009           500,000            407,500
  CHARTER COMMUNICATIONS HOLDINGS(1)                   0.000%          04/01/2011           500,000            290,000
  ECHOSTAR DBS                                         9.375%          02/01/2009           500,000            485,000
                                                                                                          ------------
                                                                                                             1,182,500
INDUSTRIALS - MEDIA-NONCABLE (4.1%)
  AMERICAN MEDIA OPERATIONS                           10.250%          05/01/2009           500,000            486,250
  HOLLINGER INTERNATIONAL PUBLISHING                   9.250%          02/01/2006           500,000            500,000
                                                                                                          ------------
                                                                                                               986,250
INDUSTRIALS - OTHER (2.0%)
  ALLIED WASTE NA                                     10.000%          08/01/2009           500,000            471,250
                                                                                                          ------------
                                                                                                               471,250
INDUSTRIALS - OTHER CONSUMER CYCLICAL (10.8%)
  AMERICAN AXLE & MANUFACTURING                        9.750%          03/01/2009           500,000            422,500
  CENTRAL GARDEN AND PET COMPANY                       6.000%          11/15/2003           500,000            325,000

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   ACCESSOR 35

                              HIGH YIELD BOND FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2000

----------------------------------------------------------------------------------------------------------------------
                                                      INTEREST          MATURITY        PRINCIPAL
DESCRIPTION                                             RATE              DATE            AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------
INDUSTRIALS - OTHER CONSUMER CYCLICAL - CONTINUED
  D.R. HORTON                                          9.750%          09/15/2010      $    500,000       $    470,000
  HARRAH'S OPERATING COMPANY                           7.875%          12/15/2005           500,000            497,500
  HOST MARRIOTT (HMM PROPERTIES)                       7.875%          08/01/2008           500,000            480,000
  RYLAND GROUP                                         8.250%          04/01/2008           500,000            432,500
                                                                                                          ------------
                                                                                                             2,627,500
INDUSTRIALS - OTHER CONSUMER NON-CYCLICAL (5.1%)
  CARROLS                                              9.500%          12/01/2008           500,000            323,750
  DEL MONTE                                           12.250%          04/15/2007           500,000            530,000
  LEVI STRAUSS                                         7.000%          11/01/2006           500,000            392,500
                                                                                                          ------------
                                                                                                             1,246,250
INDUSTRIALS - RETAILERS (1.2%)
  JO ANN STORES                                       10.375%          05/01/2007           500,000            300,000
                                                                                                          ------------
                                                                                                               300,000
INDUSTRIALS - SERVICES (2.1%)
  COINMACH                                            11.750%          11/15/2005           500,000            498,750
                                                                                                          ------------
                                                                                                               498,750
INDUSTRIALS - TECHNOLOGY (0.8%)
  COVAD COMMUNICATIONS GROUP(1)                        0.000%          03/15/2008           500,000             60,000
  PSINET                                              10.000%          02/15/2005           500,000            130,000
                                                                                                          ------------
                                                                                                               190,000
INDUSTRIALS - TELECOMMUNICATIONS-OTHER (2.1%)
  INSIGHT MIDWEST                                      9.750%          10/01/2009           500,000            496,250
                                                                                                          ------------
                                                                                                               496,250
INDUSTRIALS - TELECOMMUNICATIONS-WIRED (10.7%)
  GLOBAL CROSSING HOLDING LIMITED                      9.625%          05/15/2008           500,000            470,000
  INTERMEDIA COMMUNICATIONS(1)                         0.000%          07/15/2007           500,000            300,000
  LEVEL 3 COMMUNICATIONS(1)                            0.000%          12/01/2008           500,000            270,000
  MCLEODUSA                                            8.125%          02/15/2009           500,000            430,000
  MCLEODUSA                                           11.500%          05/01/2009           500,000            498,750
  NEXTLINK COMMUNICATIONS (XO COMMUNICATIONS)(1)       0.000%          04/15/2008           500,000            260,000
  WILLIAMS COMMUNICATIONS GROUP                       10.875%          10/01/2009           500,000            372,500
                                                                                                          ------------
                                                                                                             2,601,250
INDUSTRIALS - TELECOMMUNICATIONS-WIRELESS (1.5%)
  NEXTEL COMMUNICATIONS(1)                             0.000%          02/15/2008           500,000            365,000
                                                                                                          ------------
                                                                                                               365,000
UTILITIES (2.0%)
  AES                                                  8.375%          08/15/2007           500,000            480,625
                                                                                                          ------------
                                                                                                               480,625
YANKEE (3.9%)
  KAPPA BEHEER                                        10.625%          07/15/2009           500,000            510,000
  TELEWEST COMMUNICATIONS PLC                         11.000%          10/01/2007           500,000            445,000
                                                                                                          ------------
                                                                                                               955,000

TOTAL CORPORATE BONDS (IDENTIFIED COST $23,326,912)                                                         21,512,500
                                                                                                          ------------

CONVERTIBLE PREFERRED STOCK (2.4%)                                                        SHARES

  CSC HOLDINGS (CABLEVISION SYSTEMS)                  11.250%          04/01/2008             5,428            575,354
                                                                                                          ------------

TOTAL CONVERTIBLE PREFERRED STOCK (IDENTIFIED COST $534,900)                                                   575,354
                                                                                                          ------------

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   ACCESSOR 36

                              HIGH YIELD BOND FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2000

----------------------------------------------------------------------------------------------------------------------
                                                      INTEREST          MATURITY        PRINCIPAL
DESCRIPTION                                             RATE              DATE            AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (6.5%)

  FIFTH THIRD REPURCHASE AGREEMENT DATED               5.800%          01/02/2001      $  1,572,386       $  1,572,386
  12/29/00 (Collateralized by $1,591,884 RFMSI #1995-R5                                                   ------------
  1M, 8.31%, 03-25-25, market value $1,603,913)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $1,572,386)                                                    1,572,386
                                                                                                          ------------


TOTAL INVESTMENTS (97.7%) (IDENTIFIED COST $25,434,198)(2)                                                  23,660,240

OTHER ASSETS LESS LIABILITIES (2.3%)                                                                           549,306
                                                                                                          ------------
NET ASSETS (100.0%)                                                                                       $ 24,209,546
                                                                                                          ============


(1)Security represents a step bond. Rate disclosed is as of December 31, 2000.
(2)See Note 6 for important tax information.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   ACCESSOR 37

                         INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2000

----------------------------------------------------------------------------------------------------------------------
                                                      INTEREST          MATURITY        PRINCIPAL
DESCRIPTION                                             RATE              DATE            AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (0.4%)

  COLLATERALIZED MORTGAGE SECURITIES CORP I-3          9.450%          02/01/2017      $    231,337       $    242,332
  MERRILL LYNCH MORTGAGE INVESTORS 1992-D              8.150%          07/15/2017            40,415             40,309
                                                                                                          ------------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $292,800)                                           282,641
                                                                                                          ------------
ASSET-BACKED SECURITIES (4.9%)

  CAPTIVA CBO 1997-1AA(1)                              6.860%          11/30/2009         1,644,213          1,699,327
  CARCO AUTO LOAN MASTER TRUST 1997-1-A                6.689%          08/15/2004           410,320            410,833
  WORLD FINANCIAL NETWORK CREDIT CARD
    MASTER TRUST 1996-AA                               6.700%          02/15/2004         1,000,000          1,001,520
                                                                                                          ------------

TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $3,022,788)                                                   3,111,680
                                                                                                          ------------

CORPORATE BONDS (67.4%)

FINANCE - BANKS (7.9%)
  ABN AMRO BANK NV/CHICAGO                             7.300%          12/01/2026           250,000            231,547
  BANK OF AMERICA                                      7.125%          03/01/2009           500,000            500,569
  BANK ONE                                             7.625%          10/15/2026           996,000            949,181
  FIRST NATIONAL BANK (BANKBOSTON NA)                  7.375%          09/15/2006         1,000,000          1,032,481
  HOUSEHOLD BANK                                       6.500%          07/15/2003           500,000            501,575
  NATIONSBANK (BANK OF AMERICA)                        8.570%          11/15/2024         1,000,000          1,082,313
  STANDARD FEDERAL BANCORP                             7.750%          07/17/2006           600,000            639,070
                                                                                                          ------------
                                                                                                             4,936,736
FINANCE - BROKER RELATED (5.1%)
  BEAR STEARNS COMPANIES                               6.125%          02/01/2003         1,250,000          1,237,746
  BEAR STEARNS COMPANIES                               6.450%          08/01/2002           500,000            499,072
  MERRILL LYNCH                                        6.000%          07/15/2005           750,000            733,148
  MORGAN STANLEY GROUP                                 7.000%          10/01/2013           738,000            733,379
                                                                                                          ------------
                                                                                                             3,203,345
FINANCE - OTHER (9.5%)
  AMERICAN EXPRESS                                     8.625%          05/15/2022           500,000            524,367
  EXECUTIVE RISK (CHUBB)                               7.125%          12/15/2007         1,000,000          1,006,817
  GENERAL ELECTRIC CAPITAL                             7.260%          04/29/2002           500,000            508,550
  GENERAL ELECTRIC CAPITAL                             8.650%          05/15/2009           375,000            431,632
  MBIA                                                 8.200%          10/01/2022           500,000            513,046
  NYNEX CAPITAL FUNDING                                8.750%          12/01/2004         1,000,000          1,080,882
  PHOENIX HOME LIFE MUTUAL(1)                          6.950%          12/01/2006         1,000,000          1,002,296
  SEARS ROEBUCK ACCEPTANCE CORPORATION                 6.000%          03/20/2003           600,000            589,326
  WESTERN NATIONAL (AMERICAN GENERAL)                  7.125%          02/15/2004           330,000            335,986
                                                                                                          ------------
                                                                                                             5,992,902
INDUSTRIALS - BASIC (3.0%)
  CYTEC INDUSTRIES                                     6.846%          05/11/2005         1,000,000            977,908
  CYTEC INDUSTRIES                                     6.750%          03/15/2008         1,000,000            927,371
                                                                                                          ------------
                                                                                                             1,905,279
INDUSTRIALS - AUTOMOTIVE (1.6%)
  GENERAL MOTORS                                       8.100%          06/15/2024         1,000,000            994,255
                                                                                                          ------------
                                                                                                               994,255
INDUSTRIALS - ENERGY (3.1%)
  NATIONAL FUEL GAS COMPANY                            6.303%          05/27/2008         1,000,000            956,730

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   ACCESSOR 38

                         INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2000

----------------------------------------------------------------------------------------------------------------------
                                                      INTEREST          MATURITY        PRINCIPAL
DESCRIPTION                                             RATE              DATE            AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------
INDUSTRIALS - ENERGY - CONTINUED
  PHILLIPS PETROLEUM                                   7.920%          04/15/2023      $  1,000,000       $    974,852
                                                                                                          ------------
                                                                                                             1,931,582
INDUSTRIALS - HEALTH CARE (3.0%)
  CARDINAL HEALTH                                      6.250%          07/15/2008           600,000            575,218
  KAISER FOUNDATION HOSPITALS                          8.750%          08/11/2003         1,200,000          1,268,995
                                                                                                          ------------
                                                                                                             1,844,213
INDUSTRIALS - OTHER CONSUMER CYCLICAL (1.4%)
  COOPER TIRE & RUBBER COMPANY                         7.750%          12/15/2009         1,000,000            869,344
                                                                                                          ------------
                                                                                                               869,344
INDUSTRIALS - OTHER CONSUMER NON-CYCLICALS (2.3%)
  ANHEUSER-BUSCH                                       5.750%          01/15/2011           500,000            478,220
  STANLEY WORKS                                        5.750%          03/01/2004         1,000,000            985,380
                                                                                                          ------------
                                                                                                             1,463,600
INDUSTRIALS - OTHER (4.0%)
  AVNET                                                6.450%          08/15/2003         1,000,000            964,874
  DEERE & COMPANY                                      8.950%          06/15/2019           500,000            555,932
  MCDONALD'S                                           6.000%          06/23/2002           500,000            498,776
  MCDONALD'S                                           6.625%          09/01/2005           500,000            505,568
                                                                                                          ------------
                                                                                                             2,525,150
INDUSTRIALS - RETAILERS (0.9%)
  DAYTON HUDSON (TARGET)                               8.600%          01/15/2012           500,000            561,315
                                                                                                          ------------
                                                                                                               561,315
INDUSTRIALS - SERVICES (5.1%)
  COMPUTER SCIENCES                                    7.500%          08/08/2005         1,000,000          1,031,398
  SCIENCE APPLICATIONS INTERNATIONAL                   6.750%          02/01/2008         1,000,000            982,499
  SERVICE CORPORATION INTERNATIONAL                    6.300%          03/15/2003         1,000,000            640,000
  SERVICE CORPORATION INTERNATIONAL                    6.000%          12/15/2005         1,000,000            545,000
                                                                                                          ------------
                                                                                                             3,198,897
INDUSTRIALS - TECHNOLOGY (3.1%)
  APPLIED MATERIALS                                    6.750%          10/15/2007         1,000,000          1,002,800
  APPLIED MATERIALS                                    7.125%          10/15/2017         1,000,000            963,645
                                                                                                          ------------
                                                                                                             1,966,445
INDUSTRIALS - TELECOMMUNICATIONS-WIRED (4.9%)
  BELLSOUTH TELECOMMUNICATIONS                         6.300%          12/15/2015           426,020            406,603
  CAROLINA TELEPHONE & TELECOMMUNICATION               6.750%          08/15/2013           375,000            360,459
  CHESAPEAKE AND POTAMAC TELEPHONE                     7.625%          12/01/2012           865,000            903,380
  GTE HAWAIIAN TELEPHONE                               7.375%          09/01/2006           500,000            519,863
  PACIFIC BELL (SBC COMMUNICATIONS)                    7.500%          02/01/2033           405,000            388,342
  WORLDCOM                                             8.875%          01/15/2006           500,000            509,270
                                                                                                          ------------
                                                                                                             3,087,917
INDUSTRIALS - TRANSPORTATION (3.2%)
  CONTINENTAL AIRLINES                                 6.320%          11/01/2008         1,000,000            974,280
  US AIRWAYS PASS-THROUGH TRUST                        8.360%          01/20/2019           998,221          1,047,773
                                                                                                          ------------
                                                                                                             2,022,053
UTILITIES (6.1%)
  CENTRAL POWER & LIGHT                                6.625%          07/01/2005         1,000,000          1,005,089
  ENTERGY MISSISSIPPI                                  6.450%          04/01/2008         1,000,000            980,625
  IDAHO POWER                                          8.750%          03/15/2027           400,000            419,088
  PACIFIC GAS & ELECTRIC                               8.250%          11/01/2022           500,000            395,664
  PUBLIC SERVICE COMPANY OF COLORADO                   6.000%          04/15/2003         1,000,000            991,493
                                                                                                          ------------
                                                                                                             3,791,959

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   ACCESSOR 39

                         INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2000

----------------------------------------------------------------------------------------------------------------------
                                                      INTEREST          MATURITY        PRINCIPAL
DESCRIPTION                                             RATE              DATE            AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------
YANKEE/EURO-DOLLAR (3.2%)
  CITICORP                                             7.000%          01/02/2004      $    500,000       $    507,141
  FAIRFAX FINANCIAL HOLDINGS                           7.375%          03/15/2006         1,000,000            865,332
  MIDLAND BANK PLC (HSBC BANK)                         7.063%          09/29/2049           200,000            158,060
  ROYAL CARIBBEAN CRUISES                              7.125%          09/18/2002           500,000            492,545
                                                                                                          ------------
                                                                                                             2,023,078

TOTAL CORPORATE BONDS (IDENTIFIED COST $43,842,359)                                                         42,318,070
                                                                                                          ------------

U.S. GOVERNMENT AND AGENCY SECURITIES (24.9%)

U.S. TREASURY BONDS (8.3%)
  UNITED STATES TREASURY BOND                          8.125%          08/15/2021         1,400,000          1,830,123
  UNITED STATES TREASURY BOND                          6.125%          08/15/2029         3,110,000          3,386,983
                                                                                                          ------------
                                                                                                             5,217,106
U.S. TREASURY NOTES (6.9%)
  UNITED STATES TREASURY NOTE                          6.750%          05/15/2005           950,000          1,011,183
  UNITED STATES TREASURY NOTE                          6.125%          08/15/2007         2,250,000          2,368,652
  UNITED STATES TREASURY NOTE                          5.750%          08/15/2010           900,000            943,242
                                                                                                          ------------
                                                                                                             4,323,077
FEDERAL FARM CREDIT BANK (FFCB) (0.2%)
  FFCB                                                 6.190%          01/14/2008           100,000             99,250
                                                                                                          ------------
                                                                                                                99,250
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) (3.8%)
  FHLMC                                                5.900%          02/14/2006           100,000            100,582
  FHLMC                                                6.980%          01/22/2007            75,000             77,020
  FHLMC                                                6.625%          09/15/2009         1,100,000          1,143,478
  FHLMC                                                7.000%          03/15/2010         1,000,000          1,070,074
                                                                                                          ------------
                                                                                                             2,391,154
FEDERAL NATIONAL MORTGAGE ASSOCATION (FNMA) (5.7%)
  FNMA                                                 6.350%          05/18/2005           500,000            498,485
  FNMA                                                 6.460%          06/26/2008           500,000            494,549
  FNMA                                                 6.625%          11/15/2010         2,000,000          2,096,828
  FNMA                                                 6.690%          02/02/2011           500,000            494,882
                                                                                                          ------------
                                                                                                             3,584,744

TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (IDENTIFIED COST $14,759,972)                                   15,615,331
                                                                                                          ------------

SHORT-TERM INVESTMENTS (0.4%)

  FIFTH THIRD REPURCHASE AGREEMENT DATED               5.800%          01/02/2001           264,203            264,203
  12/29/00 (Collateralized by $257,497 FHLMC Pool                                                         ------------
  #G30059, 7.50%, 01-01-17, market value $269,500)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $264,203)                                                        264,203
                                                                                                          ------------

TOTAL INVESTMENTS (98.0%) (IDENTIFIED COST $62,182,122)(2)                                                  61,591,925

OTHER ASSETS LESS LIABILITIES (2.0%)                                                                         1,231,506
                                                                                                          ------------

NET ASSETS (100.0%)                                                                                       $ 62,823,431
                                                                                                          ============


(1)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)See Note 6 for important tax information.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   ACCESSOR 40

                      SHORT-INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2000

----------------------------------------------------------------------------------------------------------------------
                                                      INTEREST          MATURITY        PRINCIPAL
DESCRIPTION                                             RATE              DATE            AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (4.6%)

  BANKBOSTON HOME EQUITY LOAN TRUST 1998-2-A4          6.110%          09/25/2013      $  1,930,000       $  1,874,899
  FIRST SECURITY AUTO OWNER TRUST 2000-2-A3            6.830%          07/15/2004         1,000,000          1,017,623
                                                                                                          ------------

TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $2,868,414)                                                   2,892,522
                                                                                                          ------------

CORPORATE BONDS (58.5%)

FINANCE - BANKS (6.4%)
  BANK ONE                                             6.400%          08/01/2002         1,000,000          1,001,984
  CHASE MANHATTAN                                      8.625%          05/01/2002           400,000            411,420
  FIRST BANK MINNESOTA (US BANK NA)                    6.250%          08/15/2005           500,000            500,183
  FIRST USA BANK                                       6.625%          12/03/2001         1,115,000          1,120,209
  NCNB (BANK OF AMERICA)                               9.500%          06/01/2004           285,000            310,312
  WELLS FARGO & COMPANY                                6.875%          04/15/2003           700,000            711,027
                                                                                                          ------------
                                                                                                             4,055,135
FINANCE - BROKER RELATED (3.9%)
  BEAR STEARNS COMPANIES                               6.450%          08/01/2002           500,000            499,072
  BEAR STEARNS COMPANIES                               6.125%          02/01/2003           500,000            495,099
  GOLDMAN SACHS GROUP                                  6.600%          07/15/2002           450,000            453,130
  SALOMON (SALOMON SMITH BARNEY HOLDINGS)              9.000%          03/13/2002           500,000            516,518
  SALOMON SMITH BARNEY HOLDINGS                        6.250%          05/15/2003           500,000            499,114
                                                                                                          ------------
                                                                                                             2,462,933
FINANCE - OTHER (14.9%)
  ASSOCIATES                                           5.500%          02/15/2002         1,500,000          1,491,708
  FORD MOTOR CREDIT                                    5.750%          02/23/2004         1,000,000            967,976
  FORD MOTOR CREDIT                                    7.500%          03/15/2005         1,000,000          1,020,901
  GENERAL MOTORS ACCEPTANCE CORPORATION                5.375%          09/30/2002           500,000            492,220
  GENERAL MOTORS ACCEPTANCE CORPORATION                5.875%          01/22/2003         1,000,000            984,043
  HOUSEHOLD FINANCE                                    7.625%          01/15/2003         1,000,000          1,023,000
  MOBIL OIL EMPLOYEE STOCK                             5.875%          09/03/2002         1,000,000            999,248
  NORDSTROM CREDIT                                     6.700%          07/01/2005           500,000            506,247
  SAFECO                                               7.875%          04/01/2005           500,000            507,693
  SEARS ROEBUCK ACCEPTANCE CORPORATION                 6.630%          07/09/2002           542,000            546,103
  SEARS ROEBUCK ACCEPTANCE CORPORATION                 6.360%          12/04/2001           525,000            526,205
  WESTERN NATIONAL (AMERICAN GENERAL)                  7.125%          02/15/2004           330,000            335,986
                                                                                                          ------------
                                                                                                             9,401,330
INDUSTRIALS - AUTOMOTIVE (1.7%)
  GENERAL MOTORS                                       9.125%          07/15/2001         1,085,000          1,100,310
                                                                                                          ------------
                                                                                                             1,100,310
INDUSTRIALS - BASIC (0.4%)
  CYTEC INDUSTRIES                                     6.500%          03/15/2003           250,000            246,366
                                                                                                          ------------
                                                                                                               246,366
INDUSTRIALS - CAPITAL GOODS (1.5%)
  COOPER INDUSTRIES                                    5.880%          02/20/2003         1,000,000            979,318
                                                                                                          ------------
                                                                                                               979,318
INDUSTRIALS - ENERGY (4.1%)
  CHEVRON TRUST FUND                                   8.110%          12/01/2004           566,640            581,361
  ENRON                                                7.875%          06/15/2003         1,000,000          1,032,800
  NATIONAL FUEL GAS COMPANY                            6.214%          08/12/2027         1,000,000            995,203
                                                                                                          ------------
                                                                                                             2,609,364

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   ACCESSOR 41

                      SHORT-INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2000

----------------------------------------------------------------------------------------------------------------------
                                                      INTEREST          MATURITY        PRINCIPAL
DESCRIPTION                                             RATE              DATE            AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------
INDUSTRIALS - HEALTH CARE (1.6%)
  KAISER FOUNDATION HOSPITALS                          9.000%          11/01/2001      $  1,000,000       $  1,021,499
                                                                                                          ------------
                                                                                                             1,021,499
INDUSTRIALS - OTHER (2.7%)
  ARVIN INDUSTRIES                                     6.875%          02/15/2001           250,000            249,445
  AVNET                                                6.450%          08/15/2003         1,000,000            964,874
  MCDONALD'S                                           6.625%          09/01/2005           500,000            505,568
                                                                                                          ------------
                                                                                                             1,719,887
INDUSTRIALS - RETAILERS (1.5%)
  AUTOZONE                                             6.000%          11/01/2003         1,000,000            928,842
                                                                                                          ------------
                                                                                                               928,842
INDUSTRIALS - SERVICES (3.4%)
  COMDISCO                                             6.000%          01/30/2002           500,000            425,000
  COMDISCO                                             5.950%          04/30/2002           540,000            442,800
  SERVICE CORPORATION INTERNATIONAL                    6.300%          03/15/2003         1,000,000            640,000
  SERVICE CORPORATION INTERNATIONAL                    7.375%          04/15/2004         1,000,000            630,000
                                                                                                          ------------
                                                                                                             2,137,800
INDUSTRIALS - TELECOMMUNICATIONS-WIRED (4.4%)
  U.S. WEST COMMUNICATIONS (QWEST)                     8.875%          06/01/2031           250,000            255,103
  UNITED TELEPHONE COMPANY OF FLORIDA                  6.250%          05/15/2003         1,000,000            995,777
  WORLDCOM                                             8.875%          01/15/2006         1,500,000          1,527,813
                                                                                                          ------------
                                                                                                             2,778,693
INDUSTRIALS - TRANSPORTATION (2.7%)
  SOUTHWEST AIRLINES                                   8.750%          10/15/2003           500,000            530,436
  UNION PACIFIC RAILROAD                               7.320%          02/01/2002           150,000            151,069
  UNION PACIFIC RAILROAD                               7.060%          05/15/2003         1,000,000          1,006,050
                                                                                                          ------------
                                                                                                             1,687,555
UTILITIES (7.8%)
  BALTIMORE GAS & ELECTRIC                             8.375%          08/15/2001           300,000            303,412
  CENTRAL POWER & LIGHT                                6.875%          02/01/2003         1,000,000          1,010,119
  METROPOLITAN EDISON                                  7.220%          01/30/2003           500,000            508,735
  PACIFICORP (SCOTTISH POWER PLC)                      6.310%          07/28/2003           550,000            548,898
  PUBLIC SERVICE COMPANY OF COLORADO                   6.000%          04/15/2003         1,000,000            991,493
  PUBLIC SERVICE ELECTRIC & GAS                        7.875%          11/01/2001           275,000            278,680
  PUBLIC SERVICE ELECTRIC & GAS                        7.190%          09/06/2002           500,000            508,435
  WISCONSIN ELECTRIC POWER                             6.625%          12/01/2002           750,000            757,252
                                                                                                          ------------
                                                                                                             4,907,024
YANKEE (1.5%)
  ROYAL CARIBBEAN CRUISES                              7.125%          09/18/2002         1,000,000            985,089
                                                                                                          ------------
                                                                                                               985,089

TOTAL CORPORATE BONDS (IDENTIFIED COST $37,594,062)                                                         37,021,145
                                                                                                          ------------

U.S. GOVERNMENT AND AGENCY SECURITIES (32.1%)

U.S. TREASURY NOTES (11.7%)
  UNITED STATES TREASURY NOTE                          6.375%          03/31/2001            35,000             35,034
  UNITED STATES TREASURY NOTE                          6.625%          03/31/2002            40,000             40,577
  UNITED STATES TREASURY NOTE                          5.625%          12/31/2002           250,000            252,195
  UNITED STATES TREASURY NOTE                          5.875%          11/15/2004           400,000            410,430
  UNITED STATES TREASURY NOTE                          6.500%          05/15/2005         3,500,000          3,692,952
  UNITED STATES TREASURY NOTE                          6.750%          05/15/2005         1,250,000          1,330,504

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   ACCESSOR 42

                      SHORT-INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2000

----------------------------------------------------------------------------------------------------------------------
                                                      INTEREST          MATURITY        PRINCIPAL
DESCRIPTION                                             RATE              DATE            AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------
U.S. TREASURY NOTES - CONTINUED
  UNITED STATES TREASURY NOTE                          5.750%          11/15/2005      $  1,600,000       $  1,652,062
                                                                                                          ------------
                                                                                                             7,413,754
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) (2.2%)
  FHLMC                                                5.750%          07/15/2003           750,000            752,788
  FHLMC POOL E30447                                    8.500%          02/01/2006             4,516              4,629
  FHLMC POOL E39980                                    8.500%          08/01/2006             2,005              2,056
  FHLMC                                                7.214%          03/19/2007           500,000            505,585
  FHLMC POOL E43681                                    7.500%          01/01/2008            98,645            101,088
                                                                                                          ------------
                                                                                                             1,366,146
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (13.2%)
  FNMA                                                 5.320%          05/08/2001         1,000,000            997,008
  FNMA                                                 5.740%          02/09/2004         2,500,000          2,479,543
  FNMA                                                 6.120%          03/17/2004         3,500,000          3,487,540
  FNMA                                                 6.350%          05/18/2005           500,000            498,485
  FNMA                                                 6.430%          05/23/2005           500,000            499,062
  FNMA                                                 6.140%          11/25/2005           200,000            203,205
  FNMA                                                 7.330%          04/02/2007            50,000             50,986
  FNMA POOL 185550                                     7.000%          11/01/2007            39,905             40,481
  FNMA POOL 50953                                      7.000%          12/01/2008           107,502            109,280
                                                                                                          ------------
                                                                                                             8,365,590
FEDERAL HOME LOAN BANK (FHLB) (5.0%)
  FHLB                                                 6.000%          03/27/2002         1,000,000            998,235
  FHLB                                                 6.095%          03/16/2005         2,000,000          1,983,615
  FHLB                                                 6.250%          04/06/2005            50,000             49,717
  FHLB                                                 6.400%          05/26/2005           125,000            124,483
                                                                                                          ------------
                                                                                                             3,156,050

TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (IDENTIFIED COST $20,052,294)                                   20,301,540
                                                                                                          ------------

SHORT-TERM INVESTMENTS (3.1%)

  FIFTH THIRD REPURCHASE AGREEMENT DATED               5.800%          01/02/2001         1,962,580          1,962,580
  12/29/00 (Collateralized by $2,024,004 FHLMC Pool                                                       ------------
  #786698, 6.02%, 5-1-29, market value $2,001,930)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $1,962,580)                                                    1,962,580
                                                                                                          ------------


TOTAL INVESTMENTS (98.3%) (IDENTIFIED COST $62,477,352)(1)                                                  62,177,787

OTHER ASSETS LESS LIABILITIES (1.7%)                                                                         1,055,254
                                                                                                          ------------
NET ASSETS (100.0%)                                                                                       $ 63,233,041
                                                                                                          ============


(1)See Note 6 for important tax information.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   ACCESSOR 43

                            MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2000

----------------------------------------------------------------------------------------------------------------------
                                                      INTEREST          MATURITY        PRINCIPAL
DESCRIPTION                                             RATE              DATE            AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (4.7%)

  FORD CREDIT AUTO OWNER TRUST 2000-G-A4               6.620%          07/15/2004      $  1,000,000       $  1,017,056
  GREEN TREE HOME IMPROVEMENT LOAN
    TRUST 1994-D-M2(1)                                 9.050%          01/15/2015           150,455            154,253
  MELLON AUTO GRANTOR TRUST 2000-2-A                   6.390%          07/15/2007         1,375,000          1,379,510
  MBNA MASTER CREDIT CARD TRUST 1999-M-A               6.600%          04/16/2007         1,000,000          1,025,110
  MERRILL LYNCH FHA 42                                 7.430%          09/01/2022         1,167,548          1,147,011
  SEARS CREDIT ACCOUNT MASTER TRUST 1999-1A            5.650%          03/17/2009           975,000            970,476
  TMS SBA LOAN TRUST 1999-1A                           7.178%          07/15/2025         1,021,771          1,020,810
                                                                                                          ------------

TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $6,669,590)                                                   6,714,226
                                                                                                          ------------

PROJECT LOANS (0.7%)

  EVERGREEN TOWERS                                     7.375%          09/01/2039         1,003,621          1,037,805
                                                                                                          ------------

TOTAL PROJECT LOANS (IDENTIFIED COST $1,005,179)                                                             1,037,805
                                                                                                          ------------

COLLATERALIZED MORTGAGE OBLIGATIONS (4.9%)

  COMMERCIAL MORTGAGE ASSET TRUST 1999-C1-A3           6.640%          09/17/2010           755,000            765,341
  FIRST UNION-LEHMAN BROTHERS-
    BANK OF AMERICA 1998-C2-A2                         6.560%          11/18/2008         1,415,000          1,431,567
  GMAC COMMERCIAL MORTGAGE SECURITIES
    1998-C2-X(2)                                       0.626%          08/15/2023         4,339,436            158,740
  GS MORTGAGE SECURITIES 1999-3-A(3)                   8.000%          08/19/2029         1,394,403          1,422,723
  LB COMMERCIAL CONDUIT MORTGAGE TRUST
    1998-C4-A1A                                        5.870%          08/15/2006         1,578,941          1,565,472
  MORTGAGE CAPITAL FUNDING 1998-MC3-A2                 6.337%          11/18/2031           650,000            647,970
  SALOMON BROTHERS MORTGAGE SECURITIES
    VII 2000-NL1-A2(3)                                 6.905%          09/15/2008         1,040,000          1,056,979
                                                                                                          ------------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $6,977,508)                                       7,048,792
                                                                                                          ------------

U.S. GOVERNMENT AND AGENCY BONDS (88.0%)

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) (20.3%)
  GNMA                                                 7.250%          04/15/2006           210,165            211,440
  GNMA                                                 6.000%          04/15/2014           901,052            892,748
  GNMA                                                 6.500%          08/15/2014            63,042             63,360
  GNMA                                                 8.000%          08/15/2016           180,795            186,862
  GNMA                                                 8.000%          03/15/2017            35,805             37,065
  GNMA                                                 8.000%          04/15/2017            55,024             56,961
  GNMA                                                 8.000%          02/15/2022           231,778            238,881
  GNMA                                                 7.500%          12/15/2022           678,626            689,774
  GNMA                                                 7.000%          05/15/2023           435,768            439,285
  GNMA                                                 7.500%          05/15/2023           600,826            613,726
  GNMA                                                 7.000%          07/15/2023           882,543            889,664
  GNMA                                                 7.000%          08/15/2023           302,544            304,985
  GNMA                                                 6.500%          10/15/2023           174,860            172,979
  GNMA                                                 6.500%          11/15/2023           673,556            666,308
  GNMA                                                 6.500%          12/15/2023         4,531,568          4,495,633
  GNMA                                                 7.000%          12/15/2023           659,868            665,193

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   ACCESSOR 44

                            MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2000

----------------------------------------------------------------------------------------------------------------------
                                                      INTEREST          MATURITY        PRINCIPAL
DESCRIPTION                                             RATE              DATE            AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - CONTINUED
  GNMA                                                 6.500%          01/15/2024      $  1,392,024       $  1,377,045
  GNMA                                                 6.500%          02/15/2024           512,757            507,239
  GNMA                                                 7.000%          02/15/2024         2,238,450          2,255,958
  GNMA                                                 6.500%          03/15/2024           198,194            196,062
  GNMA                                                 6.500%          04/15/2024         1,022,889          1,011,883
  GNMA                                                 7.000%          06/15/2024           622,683            627,553
  GNMA                                                 7.000%          10/15/2024           564,128            568,540
  GNMA                                                 8.000%          07/15/2025           276,759            284,437
  GNMA                                                 8.000%          09/15/2025           122,118            125,506
  GNMA                                                 8.000%          11/15/2025           268,517            275,967
  GNMA                                                 6.500%          03/15/2026           148,205            147,026
  GNMA                                                 7.500%          08/15/2026            78,300             79,696
  GNMA                                                 8.000%          09/20/2026           898,205            917,804
  GNMA                                                 7.500%          08/15/2027            31,634             32,154
  GNMA                                                 7.500%          09/15/2027           230,027            233,805
  GNMA                                                 7.500%          10/15/2027            69,939             71,088
  GNMA                                                 7.000%          11/15/2027            30,298             30,458
  GNMA                                                 7.500%          11/15/2027            87,446             88,883
  GNMA                                                 7.000%          06/15/2028         3,089,911          3,105,054
  GNMA                                                 7.000%          07/15/2028           830,598            834,668
  GNMA                                                 7.000%          08/15/2028           793,959            797,850
  GNMA                                                 7.000%          09/15/2028           327,102            328,705
  GNMA                                                 7.000%          10/15/2028           574,294            577,109
  GNMA                                                 6.000%          02/20/2029         1,360,180          1,316,344
  GNMA                                                 6.500%          03/15/2029           390,854            386,821
  GNMA                                                 7.000%          03/15/2029           913,099            917,375
  GNMA                                                 8.000%          04/15/2030           127,887            131,103
  GNMA                                                 7.349%          05/15/2039         1,136,622          1,183,849
                                                                                                          ------------
                                                                                                            29,034,846
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) (39.2%)
  FHLMC                                                6.849%          08/15/2008           188,331            187,585
  FHLMC                                                6.500%          08/01/2010           205,936            207,072
  FHLMC                                                6.500%          09/01/2010           210,542            211,703
  FHLMC                                                6.500%          10/01/2010           463,406            465,962
  FHLMC                                                6.500%          11/01/2010           221,253            222,474
  FHLMC                                                6.500%          01/01/2011           277,159            278,688
  FHLMC                                                6.500%          02/01/2011           226,957            228,209
  FHLMC                                                6.500%          04/01/2011           613,288            616,463
  FHLMC                                                7.500%          03/01/2012           248,021            253,849
  FHLMC                                                7.000%          07/01/2012           260,869            264,717
  FHLMC                                                6.000%          08/01/2012           466,815            462,182
  FHLMC                                                6.000%          09/01/2012            64,344             63,706
  FHLMC                                                6.000%          12/01/2012           209,240            207,163
  FHLMC                                                6.500%          12/01/2012         2,351,547          2,357,659
  FHLMC                                                6.000%          01/01/2013            51,324             50,815
  FHLMC                                                6.500%          02/01/2013           168,084            168,521
  FHLMC                                                6.000%          02/01/2013           197,352            195,109
  FHLMC                                                6.000%          03/01/2013           688,915            681,874
  FHLMC                                                6.000%          04/01/2013           538,705            532,582
  FHLMC                                                6.500%          04/01/2013            18,714             18,733
  FHLMC                                                6.000%          05/01/2013           805,145            795,993

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   ACCESSOR 45

                            MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2000

----------------------------------------------------------------------------------------------------------------------
                                                      INTEREST          MATURITY        PRINCIPAL
DESCRIPTION                                             RATE              DATE            AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - CONTINUED
  FHLMC                                                6.500%          05/01/2013      $    404,308       $    405,359
  FHLMC                                                5.500%          06/01/2013            39,944             38,867
  FHLMC                                                6.000%          06/01/2013           526,507            520,522
  FHLMC                                                6.000%          07/01/2013            31,100             30,746
  FHLMC                                                5.500%          11/01/2013            63,493             61,781
  FHLMC                                                5.500%          12/01/2013         1,750,271          1,703,062
  FHLMC                                                5.500%          01/01/2014         1,817,396          1,768,377
  FHLMC                                                6.500%          01/01/2014           467,994            468,451
  FHLMC                                                5.500%          02/01/2014            25,022             24,347
  FHLMC                                                5.500%          03/01/2014         1,290,790          1,255,389
  FHLMC                                                5.500%          04/01/2014           301,132            292,872
  FHLMC                                                5.500%          05/01/2014         4,530,579          4,406,408
  FHLMC                                                5.500%          06/01/2014           242,402            235,754
  FHLMC                                                6.000%          06/01/2014         1,990,138          1,966,073
  FHLMC                                                5.500%          07/01/2014           754,530            733,836
  FHLMC                                                6.000%          07/01/2014           121,546            120,094
  FHLMC                                                7.500%          09/01/2014           347,475            355,011
  FHLMC                                                7.500%          07/01/2015            57,161             58,365
  FHLMC                                                7.000%          08/01/2015           192,215            194,261
  FHLMC                                                7.000%          09/01/2015           296,138            299,290
  FHLMC                                                6.000%          12/01/2015         6,000,000          5,924,456
  FHLMC                                                6.500%          04/01/2018           728,917            725,183
  FHLMC                                                9.000%          09/01/2018           179,151            186,912
  FHLMC                                                7.000%          06/01/2024            26,720             26,903
  FHLMC                                                8.000%          07/01/2024           683,583            703,317
  FHLMC                                                8.000%          08/01/2024            92,574             95,246
  FHLMC                                                8.000%          06/01/2025            11,389             11,764
  FHLMC                                                8.000%          07/01/2025           487,145            502,221
  FHLMC                                                8.000%          09/01/2025            14,737             15,150
  FHLMC                                                8.000%          11/01/2025            19,453             19,998
  FHLMC                                                8.000%          12/01/2025           106,799            110,104
  FHLMC                                                8.000%          01/01/2026             8,103              8,330
  FHLMC                                                7.000%          05/01/2026           107,476            108,215
  FHLMC                                                8.000%          06/01/2026           189,384            194,561
  FHLMC                                                8.000%          09/01/2027             6,414              6,599
  FHLMC                                                6.000%          01/01/2029         1,877,768          1,819,105
  FHLMC                                                6.000%          02/01/2029           912,321            883,819
  FHLMC                                                6.000%          03/01/2029         2,924,983          2,833,180
  FHLMC                                                6.500%          04/01/2029         2,717,131          2,682,660
  FHLMC                                                6.000%          05/01/2029           303,359            293,761
  FHLMC                                                6.500%          05/01/2029         2,204,967          2,175,408
  FHLMC                                                6.000%          06/01/2029         1,450,735          1,404,837
  FHLMC                                                6.500%          06/01/2029           983,919            970,729
  FHLMC STRIP_203_IO(2)                                6.500%          06/15/2029         1,271,676            337,067
  FHLMC                                                6.500%          07/01/2029         2,262,015          2,231,545
  FHLMC                                                6.500%          08/01/2029         1,567,976          1,546,956
  FHLMC                                                6.500%          09/01/2029         1,571,816          1,550,743
  FHLMC                                                6.500%          01/01/2030           644,043            635,409
  FHLMC                                                6.500%          02/01/2030         1,113,392          1,098,184
  FHLMC                                                6.500%          09/01/2030           219,244            216,233
  FHLMC                                                7.500%          09/01/2030         2,274,034          2,306,563

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   ACCESSOR 46

                            MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2000

----------------------------------------------------------------------------------------------------------------------
                                                      INTEREST          MATURITY        PRINCIPAL
DESCRIPTION                                             RATE              DATE            AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - CONTINUED
  FHLMC                                                7.500%          10/01/2030      $    849,994       $    862,152
  FHLMC                                                6.500%          12/01/2030           500,000            493,135
                                                                                                          ------------
                                                                                                            56,390,369
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (28.5%)
  FNMA                                                 8.000%          10/01/2009           176,282            179,928
  FNMA                                                 7.000%          05/01/2011         1,845,786          1,876,334
  FNMA                                                 8.000%          06/01/2012           887,066            912,289
  FNMA                                                 6.000%          05/01/2013           594,069            586,761
  FNMA                                                 6.500%          05/01/2013            19,169             19,183
  FNMA                                                 6.000%          07/01/2013            62,078             61,315
  FNMA                                                 6.000%          08/01/2013           376,144            371,517
  FNMA                                                 5.500%          10/01/2013         2,464,208          2,395,467
  FNMA                                                 6.500%          10/01/2013         1,269,962          1,272,915
  FNMA                                                 6.000%          11/01/2013           892,667            881,325
  FNMA                                                 8.000%          11/01/2013           600,861            614,674
  FNMA                                                 5.500%          12/01/2013         1,935,018          1,881,040
  FNMA                                                 6.000%          12/01/2013           734,855            726,806
  FNMA                                                 6.000%          01/01/2014           452,486            446,899
  FNMA                                                 5.500%          02/01/2014           222,964            216,660
  FNMA                                                 5.500%          03/01/2014           272,698            265,091
  FNMA                                                 6.000%          03/01/2014           222,077            219,223
  FNMA                                                 6.000%          04/01/2014         1,380,565          1,362,468
  FNMA                                                 6.000%          05/01/2014         1,360,869          1,343,031
  FNMA                                                 6.000%          06/01/2014           854,196            843,020
  FNMA                                                 5.500%          07/01/2014           477,560            464,238
  FNMA                                                 6.000%          07/01/2014           298,121            294,213
  FNMA                                                 6.000%          08/01/2014            23,878             23,565
  FNMA                                                 8.000%          08/01/2014         1,043,802          1,069,496
  FNMA                                                 6.000%          09/01/2015         1,360,646          1,345,956
  FNMA                                                 6.500%          05/01/2018         1,480,883          1,470,735
  FNMA                                                 6.000%          01/25/2022           488,060            479,026
  FNMA                                                 8.000%          05/01/2022           112,881            115,514
  FNMA                                                 7.500%          08/01/2023           198,374            202,487
  FNMA                                                 6.500%          11/01/2024           494,123            489,916
  FNMA                                                 7.000%          10/01/2025           524,889            527,945
  FNMA                                                 7.500%          02/01/2026           459,903            468,572
  FNMA                                                 7.000%          09/01/2026           325,673            327,569
  FNMA                                                 7.500%          09/01/2026           470,446            478,688
  FNMA                                                 7.000%          04/01/2027           526,631            528,217
  FNMA                                                 7.500%          05/01/2027           117,607            119,467
  FNMA                                                 7.500%          11/01/2027           156,793            159,274
  FNMA                                                 7.500%          12/01/2027         1,153,810          1,172,067
  FNMA                                                 7.500%          01/01/2028            28,917             29,393
  FNMA                                                 7.500%          02/01/2028           248,320            253,000
  FNMA                                                 6.500%          04/01/2028           732,747            723,405
  FNMA                                                 6.500%          05/01/2028           223,753            220,900
  FNMA                                                 7.500%          06/01/2028           246,985            251,050
  FNMA                                                 8.363%          07/01/2028         1,456,629          1,506,277
  FNMA                                                 6.000%          10/01/2028           763,194            738,878
  FNMA                                                 7.500%          10/01/2028            45,358             46,032
  FNMA                                                 8.500%          10/01/2028         1,340,170          1,388,222

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   ACCESSOR 47

                            MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2000

----------------------------------------------------------------------------------------------------------------------
                                                      INTEREST          MATURITY        PRINCIPAL
DESCRIPTION                                             RATE              DATE            AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - CONTINUED
  FNMA                                                 6.000%          11/01/2028      $    188,897       $    182,879
  FNMA                                                 6.000%          12/01/2028           760,651            736,417
  FNMA                                                 6.000%          01/01/2029           939,353            909,364
  FNMA                                                 6.000%          02/01/2029           340,891            330,029
  FNMA                                                 6.500%          02/01/2029           832,241            820,833
  FNMA                                                 6.500%          03/01/2029           631,969            623,911
  FNMA                                                 6.500%          04/01/2029           525,523            518,823
  FNMA                                                 6.000%          06/01/2029           204,906            198,378
  FNMA                                                 6.500%          06/01/2029           666,678            657,540
  FNMA                                                 6.500%          07/01/2029           664,662            655,838
  FNMA                                                 6.000%          08/01/2029           325,017            314,574
  FNMA                                                 7.000%          08/01/2029           900,203            901,529
  FNMA                                                 6.500%          09/01/2029           169,211            166,891
  FNMA                                                 8.000%          09/01/2029            52,352             53,586
  FNMA                                                 7.000%          02/01/2030           192,268            192,551
  FNMA                                                 7.500%          03/01/2030           476,457            483,123
  FNMA                                                 7.500%          04/01/2030           101,463            102,882
  FNMA                                                 7.500%          05/01/2030           405,368            411,040
  FNMA                                                 7.434%          06/01/2034         1,361,760          1,365,315
                                                                                                          ------------
                                                                                                            40,995,551

TOTAL U.S. GOVERNMENT AND AGENCY BONDS (IDENTIFIED COST $123,640,113)                                      126,420,766
                                                                                                          ------------


TOTAL INVESTMENTS (98.3%) (IDENTIFIED COST $138,292,390)(4)                                                141,221,589

OTHER ASSETS LESS LIABILITIES (1.7%)                                                                           941,400
                                                                                                          ------------

NET ASSETS (100.0%)                                                                                       $142,162,989
                                                                                                          ============

--------------------------------------------------------------------------------
FORWARD COMMITMENTS

                                                    PRINCIPAL           DELIVERY             COUPON            MARKET
  AGENCY                                              AMOUNT              DATE                RATE              VALUE
----------------------------------------------------------------------------------------------------------------------
TBA PURCHASE COMMITMENTS AT DECEMBER 31, 2000
(COST PAYABLE $10,482,578)
  FHLMC                                            $1,000,000          01/16/2001            6.500%       $    985,938
  FHLMC                                             4,500,000          01/22/2001            6.500%          4,498,596
  FHLMC                                             2,000,000          01/22/2001            6.000%          1,974,376
  GNMA                                              3,000,000          01/23/2001            7.500%          3,048,750
                                                                                                          ------------
                                                                                                          $ 10,507,660
                                                                                                          ============
TBA SALE COMMITMENTS AT DECEMBER 31, 2000
(PROCEEDS RECEIVABLE $11,997,680)
  FHLMC                                            $3,000,000          01/16/2001            7.500%       $  3,041,250
  FHLMC                                             3,200,000          01/16/2001            6.500%          3,155,002
  FNMA                                              3,000,000          01/16/2001            6.000%          2,901,564
  FNMA                                              1,000,000          01/16/2001            6.500%            985,625
  FNMA                                              2,000,000          01/22/2001            6.000%          1,972,500
                                                                                                          ------------
                                                                                                          $ 12,055,941
                                                                                                          ============

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   ACCESSOR 48

                            MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2000

--------------------------------------------------------------------------------
OUTSTANDING FUTURES CONTRACTS

                                                                                                          UNREALIZED
                                                                        UNITS PER        CURRENT         APPRECIATION/
  TYPE                              EXPIRATION        CONTRACTS         CONTRACT          VALUE         (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------
  30 YEAR BOND FUTURE (BUY)         03/30/2001            14              1,000       $   1,464,750      $     43,257
  10 YEAR BOND FUTURE (SELL)        03/30/2001            20              1,000          (2,097,188)          (55,045)
   5 YEAR NOTE FUTURE (SELL)        03/30/2001             6              1,000            (621,375)           (5,087)
                                                                                                         ------------
                                                                                                         $    (16,875)
                                                                                                         ============


(1)Security has been segregated with the custodian to cover margin requirements for the open futures contracts at December 31, 2000.
(2)Interest Only security.
(3)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(4)See Note 6 for important tax information.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   ACCESSOR 49

                           U.S. GOVERNMENT MONEY FUND
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2000

----------------------------------------------------------------------------------------------------------------------
                                                      INTEREST          MATURITY        PRINCIPAL
DESCRIPTION                                             RATE              DATE            AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------
U.S. AGENCY BONDS (86.4%)

FEDERAL HOME LOAN BANK (FHLB) (10.6%)
  FHLB DISCOUNT NOTE                                   5.830%          01/10/2001      $ 20,000,000       $ 19,967,650
  FHLB DISCOUNT NOTE                                   6.260%          01/31/2001        20,000,000         19,892,833
  FHLB DISCOUNT NOTE                                   6.330%          03/14/2001        20,000,000         19,746,400
                                                                                                          ------------
                                                                                                            59,606,883
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) (36.2%)
  FHLMC DISCOUNT NOTE                                  3.230%          01/02/2001        20,000,000         19,996,417
  FHLMC DISCOUNT NOTE                                  5.740%          01/09/2001        10,000,000          9,985,678
  FHLMC DISCOUNT NOTE                                  6.100%          01/18/2001        20,000,000         19,939,178
  FHLMC DISCOUNT NOTE                                  6.070%          01/19/2001        20,000,000         19,936,100
  FHLMC DISCOUNT NOTE                                  6.180%          01/23/2001        20,000,000         19,921,289
  FHLMC DISCOUNT NOTE                                  6.200%          01/25/2001        20,000,000         19,914,267
  FHLMC DISCOUNT NOTE                                  6.260%          02/01/2001        20,000,000         19,889,330
  FHLMC DISCOUNT NOTE                                  6.290%          02/08/2001        13,136,000         13,047,051
  FHLMC DISCOUNT NOTE                                  6.260%          03/01/2001        20,000,000         19,793,467
  FHLMC DISCOUNT NOTE                                  6.360%          03/29/2001        20,000,000         19,693,808
  FHLMC DISCOUNT NOTE                                  6.350%          04/26/2001        20,866,000         20,447,738
                                                                                                          ------------
                                                                                                           202,564,323
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (39.6%)
  FNMA DISCOUNT NOTE                                   4.830%          01/04/2001        15,000,000         14,991,950
  FNMA DISCOUNT NOTE                                   6.300%          02/08/2001        20,000,000         19,864,361
  FNMA DISCOUNT NOTE                                   6.320%          02/15/2001        20,000,000         19,839,875
  FNMA DISCOUNT NOTE                                   6.250%          02/20/2001        20,000,000         19,824,444
  FNMA DISCOUNT NOTE                                   6.310%          02/22/2001        20,000,000         19,815,978
  FNMA DISCOUNT NOTE                                   6.310%          03/01/2001        10,000,000          9,895,849
  FNMA DISCOUNT NOTE                                   6.320%          03/08/2001        25,000,000         24,709,417
  FNMA DISCOUNT NOTE                                   6.350%          03/22/2001        21,993,000         21,683,143
  FNMA DISCOUNT NOTE                                   6.360%          04/05/2001        20,000,000         19,669,903
  FNMA DISCOUNT NOTE                                   6.380%          04/12/2001        20,000,000         19,644,817
  FNMA DISCOUNT NOTE                                   6.340%          04/19/2001        20,000,000         19,623,200
  FNMA DISCOUNT NOTE                                   6.400%          06/21/2001        12,286,000         11,921,259
                                                                                                          ------------
                                                                                                           221,484,196

TOTAL U.S. AGENCY BONDS (IDENTIFIED COST $483,655,402)                                                     483,655,402
                                                                                                          ------------

SHORT-TERM INVESTMENTS (14.2%)

  FIFTH THIRD REPURCHASE AGREEMENT DATED               5.800%          01/02/2001         1,465,213          1,465,213
  12/29/00 (Collateralized by $1,477,544 FNMA Pool
  #50952, 6.50%, 12-01-08, market value $1,494,591)
  FIFTH THIRD REPURCHASE AGREEMENT DATED               6.200%          01/02/2001        78,000,000         78,000,000
  12/29/00 (Collateralized by $80,915,195 FHLMC                                                           ------------
  #2269-PC 7.50%, 03-01-30, market value $81,387,198)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $79,465,213)                                                  79,465,213
                                                                                                          ------------

TOTAL INVESTMENTS (100.6%) (IDENTIFIED COST $563,120,615)(1)                                               563,120,615

OTHER ASSETS LESS LIABILITIES (-0.6%)                                                                       (3,119,563)
                                                                                                          ------------

NET ASSETS (100.0%)                                                                                       $560,001,052
                                                                                                          ============


(1)The identified cost for Federal Tax purposes is the same as shown above.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   ACCESSOR 50

                            ACCESSOR ALLOCATION FUNDS
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2000

INCOME ALLOCATION FUND

DESCRIPTION                                                   ALLOCATION         SHARES             VALUE
------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (100.0%)

ACCESSOR FUNDS
  HIGH YIELD BOND                                                15.0%            11,565        $    128,365
  INTERMEDIATE FIXED-INCOME                                      15.0             10,981             128,145
  SHORT-INTERMEDIATE FIXED-INCOME                                60.0             42,786             512,578
  MORTGAGE SECURITIES                                            10.0              6,829              85,498
                                                                                                ------------

TOTAL INVESTMENTS (100.0%) (IDENTIFIED COST $854,265)(1)                                             854,586

OTHER ASSETS LESS LIABILITIES (0.0%)                                                                     (25)
                                                                                                ------------

NET ASSETS (100.0%)                                                                             $    854,561
                                                                                                ============




INCOME & GROWTH ALLOCATION FUND

DESCRIPTION                                                   ALLOCATION         SHARES             VALUE
------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (100.0%)

ACCESSOR FUNDS
  GROWTH                                                          8.9%             8,614        $    230,763
  VALUE                                                           9.0             11,323             233,365
  SMALL TO MID CAP                                                7.0              9,158             182,792
  INTERNATIONAL EQUITY                                            5.1              8,689             130,946
  HIGH YIELD BOND                                                15.0             35,127             389,910
  INTERMEDIATE FIXED-INCOME                                      10.0             22,236             259,490
  SHORT-INTERMEDIATE FIXED-INCOME                                40.0             86,641           1,037,960
  MORTGAGE SECURITIES                                             5.0             10,371             129,849
                                                                                                ------------

TOTAL INVESTMENTS (100.0%) (IDENTIFIED COST $2,594,812)(1)                                         2,595,075

OTHER ASSETS LESS LIABILITIES (0.0%)                                                                    (116)
                                                                                                ------------

NET ASSETS (100.0%)                                                                             $  2,594,959
                                                                                                ============



(1)See Note 6 for important tax information.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   ACCESSOR 51

                            ACCESSOR ALLOCATION FUNDS
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2000

BALANCED ALLOCATION FUND

DESCRIPTION                                                   ALLOCATION         SHARES             VALUE
------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (100.0%)

ACCESSOR FUNDS
  GROWTH                                                         14.8%            29,225        $    782,944
  VALUE                                                          15.0             38,416             791,764
  SMALL TO MID CAP                                               10.1             26,631             531,554
  INTERNATIONAL EQUITY                                           10.1             35,377             533,138
  HIGH YIELD BOND                                                15.0             71,509             793,745
  INTERMEDIATE FIXED-INCOME                                       6.0             27,159             316,950
  SHORT-INTERMEDIATE FIXED-INCOME                                24.0            105,826           1,267,800
  MORTGAGE SECURITIES                                             5.0             21,113             264,336
                                                                                                ------------

TOTAL INVESTMENTS (100.0%) (IDENTIFIED COST $5,282,308)(1)                                         5,282,231

OTHER ASSETS LESS LIABILITIES (0.0%)                                                                    (248)
                                                                                                ------------

NET ASSETS (100.0%)                                                                             $  5,281,983
                                                                                                ============




GROWTH & INCOME ALLOCATION FUND

DESCRIPTION                                                   ALLOCATION         SHARES             VALUE
------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (99.9%)

ACCESSOR FUNDS
  GROWTH                                                         16.9%             2,104        $     56,374
  VALUE                                                          17.0              2,750              56,685
  SMALL TO MID CAP                                               10.8              1,814              36,206
  INTERNATIONAL EQUITY                                           15.1              3,355              50,553
  HIGH YIELD BOND                                                16.1              4,834              53,652
  INTERMEDIATE FIXED-INCOME                                       5.0              1,437              16,766
  SHORT-INTERMEDIATE FIXED-INCOME                                19.1              5,318              63,709
                                                                                                ------------

TOTAL INVESTMENTS (99.9%) (IDENTIFIED COST $333,886)(1)                                              333,945

OTHER ASSETS LESS LIABILITIES (0.1%)                                                                     256
                                                                                                ------------

NET ASSETS (100.0%)                                                                             $    334,201
                                                                                                ============



(1)See Note 6 for important tax information.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   ACCESSOR 52

                            ACCESSOR ALLOCATION FUNDS
                             SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2000

GROWTH ALLOCATION FUND

DESCRIPTION                                                   ALLOCATION         SHARES             VALUE
------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (100.0%)

ACCESSOR FUNDS
  GROWTH                                                         22.7%            65,154        $  1,745,474
  VALUE                                                          23.0             85,644           1,765,130
  SMALL TO MID CAP                                               14.0             54,206           1,081,958
  INTERNATIONAL EQUITY                                           20.2            102,873           1,550,299
  HIGH YIELD BOND                                                12.1             83,670             928,740
  SHORT-INTERMEDIATE FIXED-INCOME                                 8.0             51,306             614,643
                                                                                                ------------

TOTAL INVESTMENTS (100.0%) (IDENTIFIED COST $7,685,865)(1)                                         7,686,244

OTHER ASSETS LESS LIABILITIES (0.0%)                                                                    (299)
                                                                                                ------------

NET ASSETS (100.0%)                                                                             $  7,685,945
                                                                                                ============




AGGRESSIVE GROWTH ALLOCATION FUND

DESCRIPTION                                                   ALLOCATION         SHARES             VALUE
------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (100.0%)

ACCESSOR FUNDS
  GROWTH                                                         28.7%            79,122        $  2,119,686
  VALUE                                                          29.0            103,794           2,139,189
  SMALL TO MID CAP                                               18.1             66,985           1,337,015
  iNTERNATIONAL EQUITY                                           24.2            118,656           1,788,143
                                                                                                ------------

TOTAL INVESTMENTS (100.0%) (IDENTIFIED COST $7,386,366)(1)                                         7,384,033

OTHER ASSETS LESS LIABILITIES (0.0%)                                                                   1,686
                                                                                                ------------

NET ASSETS (100.0%)                                                                             $  7,385,719
                                                                                                ============



(1)See Note 6 for important tax information.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   ACCESSOR 53

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2000

---------------------------------------------------------------------------------------------------
                                                                                        SMALL TO
                                                     GROWTH             VALUE           MID CAP
--------------------------------------------------------------------------------------------------
ASSETS:
 INVESTMENTS, AT VALUE (Note 2)                  $ 274,677,837     $ 171,808,023    $ 297,565,648
 REPURCHASE AGREEMENTS, AT COST                      1,145,388         1,434,897          235,082
                                                ---------------------------------------------------
 TOTAL INVESTMENTS*                                275,823,225       173,242,920      297,800,730
 CASH                                                       --                --          554,773
 FOREIGN CURRENCY AT VALUE                                  --                --               --
 RECEIVABLE FOR INVESTMENTS SOLD                    34,998,455        34,435,301            8,123
 RECEIVABLE FOR CAPITAL SHARES SOLD                    500,050           398,914        1,863,238
 DIVIDENDS AND INTEREST RECEIVABLE                     176,499           330,266          232,644
 PREPAID EXPENSES                                       11,694             5,018           14,869
 OPEN FORWARD CURRENCY CONTRACTS                            --                --               --
                                                ---------------------------------------------------
 TOTAL ASSETS                                      311,509,923       208,412,419      300,474,377
                                                ---------------------------------------------------
LIABILITIES:
 PAYABLE FOR INVESTMENTS PURCHASED                  34,209,554        33,300,932          554,773
 PAYABLE FOR CAPITAL SHARES REPURCHASED                468,527            24,153        1,386,548
 PAYABLE DUE TO ACCESSOR CAPITAL (Note 3)              143,775            85,267          205,502
 MONEY MANAGERS FEE PAYABLE (Note 3)                   160,937            48,710          317,747
 PAYABLE FOR FUTURES CONTRACT SETTLEMENT                    --            21,000               --
 ACCRUED EXPENSES AND OTHER LIABILITIES                 85,455            37,460           76,776
                                                ---------------------------------------------------
 TOTAL LIABILITIES                                  35,068,248        33,517,522        2,541,346
                                                ---------------------------------------------------
 NET ASSETS                                      $ 276,441,675     $ 174,894,897    $ 297,933,031
===================================================================================================
NET ASSETS CONSIST OF:
 PAID-IN CAPITAL                                 $ 253,081,453     $ 166,753,364    $ 324,366,664
 NET UNREALIZED APPRECIATION
  (DEPRECIATION) OF INVESTMENTS, RECEIVABLES,
  PAYABLES,  AND FUTURES CONTRACTS                  50,091,574         4,337,096       (4,448,682)
 UNDISTRIBUTED NET INVESTMENT INCOME                        --             1,227               --
 ACCUMULATED DISTRIBUTIONS IN EXCESS
  OF REALIZED GAIN ON INVESTMENTS                           --                --       (7,957,897)
 ACCUMULATED NET REALIZED GAIN (LOSS)
  ON INVESTMENTS, FUTURES CONTRACTS,
  AND FOREIGN CURRENCIES                           (26,731,352)        3,803,210      (14,027,054)
                                                ---------------------------------------------------
 NET ASSETS                                      $ 276,441,675     $ 174,894,897    $ 297,933,031
===================================================================================================
NET ASSETS:
 ADVISOR CLASS                                   $ 246,641,138     $ 151,400,954    $ 267,999,118
 INVESTOR CLASS                                     29,800,537        23,493,943       29,933,913
                                                ---------------------------------------------------
 TOTAL                                           $ 276,441,675     $ 174,894,897    $ 297,933,031
===================================================================================================
OUTSTANDING SHARES:
 ADVISOR CLASS                                       9,206,732         7,345,003       13,424,281
 INVESTOR CLASS                                      1,126,786         1,139,922        1,521,659
                                                ---------------------------------------------------
 TOTAL                                              10,333,518         8,484,925       14,945,940
===================================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE:
 ADVISOR CLASS                                   $       26.79     $       20.61    $       19.96
===================================================================================================
 INVESTOR CLASS                                  $       26.45     $       20.61    $       19.67
===================================================================================================
 * INVESTMENTS, AT COST (Note 6)                 $ 225,731,651     $ 168,884,825    $ 302,249,412
---------------------------------------------------------------------------------------------------

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   ACCESSOR 54

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2000

---------------------------------------------------------------------------------------------------
                                                 INTERNATIONAL       HIGH YIELD       INTERMEDIATE
                                                     EQUITY             BOND          FIXED-INCOME
---------------------------------------------------------------------------------------------------
ASSETS:
 INVESTMENTS, AT VALUE (Note 2)                  $ 186,804,958     $  22,087,854     $  61,327,722
 REPURCHASE AGREEMENTS, AT COST                      2,681,649         1,572,386           264,203
                                                ---------------------------------------------------
 TOTAL INVESTMENTS*                                189,486,607        23,660,240        61,591,925
 CASH                                                       --                --                --
 FOREIGN CURRENCY AT VALUE                              32,175                --                --
 RECEIVABLE FOR INVESTMENTS SOLD                            --                --                --
 RECEIVABLE FOR CAPITAL SHARES SOLD                    125,684           100,807           177,288
 DIVIDENDS AND INTEREST RECEIVABLE                     288,292           484,792         1,107,371
 PREPAID EXPENSES                                        7,861               458             3,808
 OPEN FORWARD CURRENCY CONTRACTS                           720                --                --
                                                ---------------------------------------------------
 TOTAL ASSETS                                      189,941,339        24,246,297        62,880,392
                                                ---------------------------------------------------
LIABILITIES:
 PAYABLE FOR INVESTMENTS PURCHASED                     106,851                --                --
 PAYABLE FOR CAPITAL SHARES REPURCHASED                 94,983                62             3,128
 PAYABLE DUE TO ACCESSOR CAPITAL (Note 3)              108,283             9,554            25,597
 MONEY MANAGERS FEE PAYABLE (Note 3)                   285,525             8,739             3,131
 PAYABLE FOR FUTURES CONTRACT SETTLEMENT                    --                --                --
 ACCRUED EXPENSES AND OTHER LIABILITIES                 75,818            18,396            25,105
                                                ---------------------------------------------------
 TOTAL LIABILITIES                                     671,460            36,751            56,961
                                                ---------------------------------------------------
 NET ASSETS                                      $ 189,269,879     $  24,209,546     $  62,823,431
===================================================================================================
NET ASSETS CONSIST OF:
 PAID-IN CAPITAL                                 $ 191,542,505     $  25,932,849     $  65,651,679
 NET UNREALIZED APPRECIATION
  (DEPRECIATION) OF INVESTMENTS, RECEIVABLES,
  PAYABLES, AND FUTURES CONTRACTS                    2,690,490        (1,773,958)         (590,197)
 UNDISTRIBUTED NET INVESTMENT INCOME                        --            91,993             6,528
 ACCUMULATED DISTRIBUTIONS IN EXCESS
  OF REALIZED GAIN ON INVESTMENTS                     (254,481)               --                --
 ACCUMULATED NET REALIZED GAIN (LOSS)
  ON INVESTMENTS, FUTURES CONTRACTS,
   AND FOREIGN CURRENCIES                           (4,708,635)          (41,338)       (2,244,579)
                                                ---------------------------------------------------
 NET ASSETS                                      $ 189,269,879     $  24,209,546     $  62,823,431
===================================================================================================
NET ASSETS:
 ADVISOR CLASS                                   $ 163,153,728     $  14,609,185     $  53,997,465
 INVESTOR CLASS                                     26,116,151         9,600,361         8,825,966
                                                ---------------------------------------------------
 TOTAL                                           $ 189,269,879     $  24,209,546     $  62,823,431
===================================================================================================
OUTSTANDING SHARES:
 ADVISOR CLASS                                      10,825,422         1,316,368         4,626,453
 INVESTOR CLASS                                      1,758,258           865,148           756,302
                                                ---------------------------------------------------
 TOTAL                                              12,583,680         2,181,516         5,382,755
===================================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE:
 ADVISOR CLASS                                   $       15.07     $       11.10     $       11.67
===================================================================================================
 INVESTOR CLASS                                  $       14.85     $       11.10     $       11.67
===================================================================================================
 *INVESTMENTS, AT COST (Note 6)                  $ 186,799,709     $  25,434,198     $  62,182,122
---------------------------------------------------------------------------------------------------


PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   ACCESSOR 55

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2000

---------------------------------------------------------------------------------------------------
                                               SHORT-INTERMEDIATE     MORTGAGE      U.S. GOVERNMENT
                                                  FIXED-INCOME       SECURITIES          MONEY
---------------------------------------------------------------------------------------------------
ASSETS:
 INVESTMENTS, AT VALUE (Note 2)                  $  60,215,207     $ 141,221,589     $ 483,655,402
 REPURCHASE AGREEMENTS, AT COST                      1,962,580                --        79,465,213
                                                ---------------------------------------------------
 TOTAL INVESTMENTS*                                 62,177,787       141,221,589       563,120,615
 CASH                                                       --            26,125                --
 RECEIVABLE FOR INVESTMENTS SOLD                            --        12,017,771                --
 RECEIVABLE FOR CAPITAL SHARES SOLD                     29,370           358,700           148,071
 DIVIDENDS AND INTEREST RECEIVABLE                   1,077,737           776,061            41,008
 PREPAID EXPENSES                                        1,869             4,524            16,526
 TBA PURCHASE COMMITMENTS, AT VALUE                         --        10,507,660                --
                                                ---------------------------------------------------
 TOTAL ASSETS                                       63,286,763       164,912,430       563,326,220
                                                ---------------------------------------------------
LIABILITIES:
 DISTRIBUTIONS PAYABLE                                      --                --         2,960,698
 PAYABLE FOR INVESTMENTS PURCHASED                          --        10,482,579                --
 PAYABLE FOR CAPITAL SHARES REPURCHASED                  1,280             8,470           111,358
 PAYABLE DUE TO ACCESSOR CAPITAL (Note 3)               25,588            59,759           186,169
 MONEY MANAGERS FEE PAYABLE (Note 3)                     4,949            82,187                --
 PAYABLE FOR FUTURES CONTRACT SETTLEMENT                    --             6,156                --
 TBA SALE COMMITMENTS, AT VALUE                             --        12,055,941                --
 ACCRUED EXPENSES AND OTHER LIABILITIES                 21,905            54,349            66,943
                                                ---------------------------------------------------
 TOTAL LIABILITIES                                      53,722        22,749,441         3,325,168
                                                ---------------------------------------------------
 NET ASSETS                                      $  63,233,041     $ 142,162,989     $ 560,001,052
===================================================================================================
NET ASSETS CONSIST OF:
 PAID-IN CAPITAL                                 $  64,199,211     $ 141,658,156     $ 560,003,426
 NET UNREALIZED APPRECIATION
  (DEPRECIATION) OF INVESTMENTS, RECEIVABLES,
  PAYABLES, AND FUTURES CONTRACTS                     (299,565)        2,879,146                --
 UNDISTRIBUTED NET INVESTMENT INCOME                        --                --                --
 ACCUMULATED NET REALIZED GAIN (LOSS)
  ON INVESTMENTS, FUTURES, CONTRACTS,
  AND OPTIONS                                         (666,605)       (2,374,313)           (2,374)
                                                ---------------------------------------------------
 NET ASSETS                                      $  63,233,041     $ 142,162,989     $ 560,001,052
===================================================================================================
NET ASSETS:
 ADVISOR CLASS                                   $  55,251,492     $ 123,631,892     $ 552,255,323
 INVESTOR CLASS                                      7,981,549        18,531,097         7,745,729
                                                ---------------------------------------------------
 TOTAL                                           $  63,233,041     $ 142,162,989     $ 560,001,052
===================================================================================================
OUTSTANDING SHARES:
 ADVISOR CLASS                                       4,612,422         9,871,703       552,258,636
 INVESTOR CLASS                                        666,320         1,479,764         7,745,558
                                                ---------------------------------------------------
 TOTAL                                               5,278,742        11,351,467       560,004,194
===================================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE:
 ADVISOR CLASS                                   $       11.98     $       12.52     $        1.00
===================================================================================================
 INVESTOR CLASS                                  $       11.98     $       12.52     $        1.00
===================================================================================================
 *INVESTMENTS, AT COST (Note 6)                  $  62,477,352     $ 138,292,390     $ 563,120,615
---------------------------------------------------------------------------------------------------

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   ACCESSOR 56

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2000

-----------------------------------------------------------------------------------------------------------
                                                   ACCESSOR INCOME    ACCESSOR INCOME &   ACCESSOR BALANCED
                                                      ALLOCATION      GROWTH ALLOCATION       ALLOCATION
-----------------------------------------------------------------------------------------------------------
ASSETS:
 INVESTMENTS, AT VALUE (Note 2)                     $     854,586       $   2,595,075       $   5,282,231
 REPURCHASE AGREEMENTS, AT COST                                --                  --                  --
                                                   --------------------------------------------------------
 TOTAL INVESTMENTS*                                       854,586           2,595,075           5,282,231
 CASH                                                          --                  --                  --
 RECEIVABLE FOR INVESTMENTS SOLD                               --                  --                  --
 RECEIVABLE FOR CAPITAL SHARES SOLD                            --                  --                  --
 DIVIDENDS AND INTEREST RECEIVABLE                             --                  --                  --
 PREPAID EXPENSES                                              --                  --                  --
 TBA PURCHASE COMMITMENTS, AT VALUE                            --                  --                  --
                                                   --------------------------------------------------------
 TOTAL ASSETS                                             854,586           2,595,075           5,282,231
                                                   --------------------------------------------------------
LIABILITIES:
 DISTRIBUTIONS PAYABLE                                         --                  --                  --
 PAYABLE FOR INVESTMENTS PURCHASED                             --                  --                  --
 PAYABLE FOR CAPITAL SHARES REPURCHASED                        --                  --                  --
 PAYABLE DUE TO ACCESSOR CAPITAL (Note 3)                       7                  21                  43
 MONEY MANAGERS FEE PAYABLE (Note 3)                           --                  --                  --
 PAYABLE FOR FUTURES CONTRACT SETTLEMENT                       --                  --                  --
 TBA SALE COMMITMENTS, AT VALUE                                --                  --                  --
 ACCRUED EXPENSES AND OTHER LIABILITIES                        18                  95                 205
                                                   --------------------------------------------------------
 TOTAL LIABILITIES                                             25                 116                 248
                                                   --------------------------------------------------------
 NET ASSETS                                         $     854,561       $   2,594,959       $   5,281,983
===========================================================================================================
NET ASSETS CONSIST OF:
 PAID-IN CAPITAL                                    $     854,240       $   2,594,696       $   5,282,060
 NET UNREALIZED APPRECIATION
  (DEPRECIATION) OF INVESTMENTS, RECEIVABLES,
  PAYABLES, AND FUTURES CONTRACTS                             321                 263                 (77)
 UNDISTRIBUTED NET INVESTMENT INCOME                           --                  --                  --
 ACCUMULATED NET REALIZED GAIN (LOSS)
  ON INVESTMENTS, FUTURES CONTRACTS,
  AND OPTIONS                                                  --                  --                  --
                                                   --------------------------------------------------------
 NET ASSETS                                         $     854,561       $   2,594,959       $   5,281,983
===========================================================================================================
NET ASSETS:
 ADVISOR CLASS                                      $     400,106       $     288,501       $     297,495
 INVESTOR CLASS                                           454,455           2,306,458           4,984,488
                                                   --------------------------------------------------------
 TOTAL                                              $     854,561       $   2,594,959       $   5,281,983
===========================================================================================================
OUTSTANDING SHARES:
 ADVISOR CLASS                                             26,664              19,232              19,833
 INVESTOR CLASS                                            30,287             153,756             332,320
                                                   --------------------------------------------------------
 TOTAL                                                     56,951             172,988             352,153
===========================================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE
 ADVISOR CLASS                                      $       15.01       $       15.00       $       15.00
===========================================================================================================
 INVESTOR CLASS                                     $       15.00       $       15.00       $       15.00
===========================================================================================================
 *INVESTMENTS, AT COST (Note 6)                     $     854,265       $   2,594,812       $   5,282,308
-----------------------------------------------------------------------------------------------------------

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   ACCESSOR 57

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2000

-----------------------------------------------------------------------------------------------------------
                                                  ACCESSOR GROWTH &    ACCESSOR GROWTH  ACCESSOR AGGRESSIVE
                                                  INCOME ALLOCATION       ALLOCATION     GROWTH ALLOCATION
-----------------------------------------------------------------------------------------------------------
ASSETS:
 INVESTMENTS, AT VALUE (Note 2)                     $     333,945       $   7,686,244       $   7,384,033
 REPURCHASE AGREEMENTS, AT COST                                --                  --                  --
                                                   --------------------------------------------------------
 TOTAL INVESTMENTS*                                       333,945           7,686,244           7,384,033
 CASH                                                      72,262               5,771               4,341
 RECEIVABLE FOR INVESTMENTS SOLD                               --                  --                  --
 RECEIVABLE FOR CAPITAL SHARES SOLD                            --                  --               2,000
 DIVIDENDS AND INTEREST RECEIVABLE                             --                  --                  --
 PREPAID EXPENSES                                              --                  --                  --
 TBA PURCHASE COMMITMENTS, AT VALUE                            --                  --                  --
                                                   --------------------------------------------------------
 TOTAL ASSETS                                             406,207           7,692,015           7,390,374
                                                   --------------------------------------------------------
LIABILITIES:
 DISTRIBUTIONS PAYABLE                                         --                  --                  --
 PAYABLE FOR INVESTMENTS PURCHASED                         72,000               5,700               4,300
 PAYABLE FOR CAPITAL SHARES REPURCHASED                        --                  --                  --
 PAYABLE DUE TO ACCESSOR CAPITAL (Note 3)                       3                  63                  61
 MONEY MANAGERS FEE PAYABLE (Note 3)                           --                  --                  --
 PAYABLE FOR FUTURES CONTRACT SETTLEMENT                       --                  --                  --
 TBA SALE COMMITMENTS, AT VALUE                                --                  --                  --
 ACCRUED EXPENSES AND OTHER LIABILITIES                         3                 307                 294
                                                   --------------------------------------------------------
 TOTAL LIABILITIES                                         72,006               6,070               4,655
                                                   --------------------------------------------------------
 NET ASSETS                                         $     334,201       $   7,685,945       $   7,385,719
===========================================================================================================
NET ASSETS CONSIST OF:
 PAID-IN CAPITAL                                    $     334,142       $   7,685,566       $   7,388,052
 NET UNREALIZED APPRECIATION
  (DEPRECIATION) OF INVESTMENTS, RECEIVABLES,
  PAYABLES, AND FUTURES CONTRACTS                              59                 379              (2,333)
 UNDISTRIBUTED NET INVESTMENT INCOME                           --                  --                  --
 ACCUMULATED NET REALIZED GAIN (LOSS)
  ON INVESTMENTS, FUTURES CONTRACTS,
  AND OPTIONS                                                  --                  --                  --
                                                   --------------------------------------------------------
 NET ASSETS                                         $     334,201       $   7,685,945       $   7,385,719
===========================================================================================================
NET ASSETS:
 ADVISOR CLASS                                      $     247,172       $     222,943       $     226,481
 INVESTOR CLASS                                            87,029           7,463,002           7,159,238
                                                   --------------------------------------------------------
 TOTAL                                              $     334,201       $   7,685,945       $   7,385,719
===========================================================================================================
OUTSTANDING SHARES:
 ADVISOR CLASS                                             16,459              14,862              15,103
 INVESTOR CLASS                                             5,795             497,531             477,455
                                                   --------------------------------------------------------
 TOTAL                                                     22,254             512,393             492,558
===========================================================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE
 ADVISOR CLASS                                      $       15.02       $       15.00       $       15.00
===========================================================================================================
 INVESTOR CLASS                                     $       15.02       $       15.00       $       14.99
===========================================================================================================
 *INVESTMENTS, AT COST (Note 6)                     $     333,886       $   7,685,865       $   7,386,366
-----------------------------------------------------------------------------------------------------------

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   ACCESSOR 58

                            STATEMENTS OF OPERATIONS
                         PERIODS ENDED DECEMBER 31, 2000

-------------------------------------------------------------------------------------------------------
                                                                                            SMALL TO
                                                       GROWTH             VALUE              MID CAP
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 DIVIDENDS (NET OF FOREIGN WITHHOLDING
  TAXES OF $1,413 FOR GROWTH FUND AND
  $2,624 FOR SMALL TO MID CAP FUND)                $   1,881,453      $   3,380,617      $   3,306,964
 INTEREST                                                292,166            207,309            539,955
 COMMISSION RECAPTURE                                     37,880             24,641                 --
                                                  -----------------------------------------------------
 TOTAL INVESTMENT INCOME                               2,211,499          3,612,567          3,846,919
                                                  -----------------------------------------------------
EXPENSES:
 MANAGEMENT FEES (Note 3)                              1,676,111            797,747          2,803,784
 MONEY MANAGERS FEES (Note 3)                            783,716            219,218          1,896,144
 TRANSFER AGENT & ADMINISTRATION FEES (Note 3)           499,112            239,355            622,775
 FUND ACCOUNTING FEES                                     76,669             50,889             91,202
 LEGAL FEES                                               53,427             25,226             68,764
 AUDIT FEES                                               36,892             16,474             43,729
 CUSTODIAN FEES                                           17,202             12,784             89,291
 REGISTRATION FEES                                        64,760             24,873             32,923
 DIRECTORS FEES                                            6,423              3,227              8,246
 PRINTING/POSTAGE EXPENSE                                 25,563              2,230             10,848
 OTHER                                                    22,228             10,571             29,591
 INVESTOR CLASS ONLY (Notes 2 & 3):
 DISTRIBUTION & SHAREHOLDER SERVICES FEES                114,998             71,107             97,822
 ADMINISTRATIVE SERVICES FEES                            114,998             71,107             97,822
                                                  -----------------------------------------------------
 NET EXPENSES                                          3,492,099          1,544,808          5,892,941
                                                  -----------------------------------------------------
 NET INVESTMENT INCOME (LOSS)                         (1,280,600)         2,067,759         (2,046,022)
                                                  -----------------------------------------------------
REALIZED AND UNREALIZED GAINS (LOSSES):
 NET REALIZED GAIN (LOSS) ON:
  INVESTMENTS                                        (26,339,944)         5,887,625        (14,027,054)
  FUTURES                                                     --           (414,734)                --
  FOREIGN EXCHANGE                                            --                 --                 --
  OPTIONS                                                     --                 --                 --
 CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF INVESTMENTS                      (62,376,930)        (3,101,838)       (70,882,056)
                                                  -----------------------------------------------------
 NET REALIZED AND UNREALIZED GAIN (LOSS)             (88,716,874)         2,371,053        (84,909,110)
                                                  -----------------------------------------------------
 NET INCREASE (DECREASE) RESULTING FROM
  OPERATIONS                                       $ (89,997,474)     $   4,438,812      $ (86,955,132)
=======================================================================================================

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   ACCESSOR 59

                            STATEMENTS OF OPERATIONS
                         PERIODS ENDED DECEMBER 31, 2000

-------------------------------------------------------------------------------------------------------
                                                   INTERNATIONAL        HIGH YIELD        INTERMEDIATE
                                                       EQUITY             BOND(1)         FIXED-INCOME
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 DIVIDENDS (NET OF FOREIGN WITHHOLDING
  TAXES OF $380,471 FOR THE INTERNATIONAL
  EQUITY FUND)                                     $   2,851,002      $          --      $          --
 INTEREST                                                474,584          1,511,046          4,653,060
 COMMISSION RECAPTURE                                    202,988                 --              2,050
                                                  -----------------------------------------------------
 TOTAL INVESTMENT INCOME                               3,528,574          1,511,046          4,655,110
                                                  -----------------------------------------------------
EXPENSES:
 MANAGEMENT FEES (Note 3)                              1,378,782             51,531            235,148
 MONEY MANAGERS FEES (Note 3)                          1,402,614             21,471             13,063
 TRANSFER AGENT & ADMINISTRATION FEES (Note 3)           335,215             19,493             90,081
 FUND ACCOUNTING FEES                                     99,763             23,856             43,055
 LEGAL FEES                                               35,602              1,710              9,616
 AUDIT FEES                                               23,639              2,090              6,789
 CUSTODIAN FEES                                          200,560              1,501              3,188
 REGISTRATION FEES                                        41,335              2,010             25,889
 DIRECTORS FEES                                            4,655                200              1,273
 PRINTING/POSTAGE EXPENSE                                  4,494                321              1,293
 OTHER                                                    16,962                365              4,477
 INVESTOR CLASS ONLY (Notes 2 & 3):
 DISTRIBUTION & SHAREHOLDER SERVICES FEES                 86,283             18,792             25,501
 ADMINISTRATIVE SERVICES FEES                             86,283             18,792             25,501
                                                  -----------------------------------------------------
 NET EXPENSES                                          3,716,187            162,132            484,874
                                                  -----------------------------------------------------
 NET INVESTMENT INCOME (LOSS)                           (187,613)         1,348,914          4,170,236
                                                  -----------------------------------------------------
REALIZED AND UNREALIZED GAINS (LOSSES):
 NET REALIZED GAIN (LOSS) ON:
  INVESTMENTS                                         (4,708,635)           (41,338)        (1,104,618)
  FUTURES                                                     --                 --                 --
  FOREIGN EXCHANGE                                      (445,288)                --                 --
  OPTIONS                                                     --                 --                 --
 CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF INVESTMENTS                      (63,261,446)        (1,773,958)         3,085,167
 CHANGE IN UNREALIZED DEPRECIATION OF
  FOREIGN CURRENCY                                      (494,800)                --                 --
                                                  -----------------------------------------------------
 NET REALIZED AND UNREALIZED GAIN (LOSS)             (68,910,169)        (1,815,296)         1,980,549
                                                  -----------------------------------------------------
 NET INCREASE (DECREASE) RESULTING FROM
  OPERATIONS                                       $ (69,097,782)     $    (466,382)     $   6,150,785
=======================================================================================================

(1)High Yield Bond Fund shares commenced operations on May 1, 2000.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   ACCESSOR 60

                            STATEMENTS OF OPERATIONS
                         PERIODS ENDED DECEMBER 31, 2000

-------------------------------------------------------------------------------------------------------
                                                 SHORT-INTERMEDIATE     MORTGAGE        U.S. GOVERNMENT
                                                    FIXED-INCOME       SECURITIES            MONEY
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 DIVIDENDS                                         $          --      $          --      $          --
 INTEREST                                              4,034,235         10,177,044         28,433,286
 COMMISSION RECAPTURE                                        597                 --                 --
                                                  -----------------------------------------------------
 TOTAL INVESTMENT INCOME                               4,034,832         10,177,044         28,433,286
                                                  -----------------------------------------------------
EXPENSES:
 MANAGEMENT FEES (Note 3)                                218,234            524,033          1,123,195
 MONEY MANAGERS FEES (Note 3)                             12,123            334,800                 --
 TRANSFER AGENT & ADMINISTRATION FEES (Note 3)            82,797            196,674            592,381
 FUND ACCOUNTING FEES                                     42,059             89,287             83,196
 LEGAL FEES                                                8,147             21,613             56,066
 AUDIT FEES                                                6,274             11,021             52,240
 CUSTODIAN FEES                                            2,749             54,681             16,951
 REGISTRATION FEES                                        23,050             16,582             65,293
 DIRECTORS FEES                                            1,082              2,773              7,087
 PRINTING/POSTAGE EXPENSE                                    986              1,411              9,078
 OTHER                                                     3,941              9,679             22,345
 INVESTOR CLASS ONLY (Notes 2 & 3):
 DISTRIBUTION & SHAREHOLDER SERVICES FEES                 23,166             56,804             20,732
 ADMINISTRATIVE SERVICES FEES                             23,166             56,804             20,732
                                                  -----------------------------------------------------
 NET EXPENSES                                            447,774          1,376,162          2,069,296
                                                  -----------------------------------------------------
 NET INVESTMENT INCOME (LOSS)                          3,587,058          8,800,882         26,363,990
                                                  -----------------------------------------------------
REALIZED AND UNREALIZED GAINS (LOSSES):
 NET REALIZED GAIN (LOSS) ON:
  INVESTMENTS                                           (455,500)          (848,410)                --
  FUTURES                                                     --            167,005                 --
  FOREIGN EXCHANGE                                            --                 --                 --
  OPTIONS                                                     --             (8,445)                --
 CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF INVESTMENTS                        1,213,060          6,834,837                 --
 CHANGE IN UNREALIZED DEPRECIATION OF
  FOREIGN CURRENCY                                            --                 --                 --
                                                  -----------------------------------------------------
 NET REALIZED AND UNREALIZED GAIN (LOSS)                 757,560          6,144,987                 --
                                                  -----------------------------------------------------
 NET INCREASE (DECREASE) RESULTING FROM
  OPERATIONS                                       $   4,344,618      $  14,945,869      $  26,363,990
=======================================================================================================

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   ACCESSOR 61

                            STATEMENTS OF OPERATIONS
                         PERIODS ENDED DECEMBER 31, 2000

---------------------------------------------------------------------------------------------------------
                                               ACCESSOR INCOME     ACCESSOR INCOME &    ACCESSOR BALANCED
                                                ALLLOCATION(1)    GROWTH ALLOCATION(1)    ALLOCATION(1)
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 DIVIDENDS                                      $          --        $          --        $          --
 INTEREST                                                  --                   --                   --
                                               ----------------------------------------------------------
 TOTAL INVESTMENT INCOME                                   --                   --                   --
                                               ----------------------------------------------------------
EXPENSES:
 MANAGEMENT FEES (Note 3)                                   7                   22                   44
 FUND ACCOUNTING FEES                                      --                   --                   --
 LEGAL FEES                                                --                   --                   --
 AUDIT FEES                                                --                   --                   --
 CUSTODIAN FEES                                            --                   --                   --
 REGISTRATION FEES                                         --                   --                   --
 DIRECTORS FEES                                            --                   --                   --
 PRINTING/POSTAGE EXPENSE                                  --                   --                   --
 OTHER                                                     --                   --                   --

 INVESTOR CLASS ONLY (Notes 2 & 3):
 DISTRIBUTION & SHAREHOLDER SERVICES FEES                   9                   47                  102
 ADMINISTRATIVE SERVICES FEES                               9                   47                  102
                                               ----------------------------------------------------------
 GROSS EXPENSES                                            25                  116                  248
 LESS EXPENSES PAID DIRECTLY BY THE
  ADVISER (Note 3)                                         --                   --                   --
                                               ----------------------------------------------------------
 NET EXPENSES                                              25                  116                  248
                                               ----------------------------------------------------------
 NET INVESTMENT INCOME (LOSS)                             (25)                (116)                (248)
                                               ----------------------------------------------------------
REALIZED AND UNREALIZED GAINS (LOSSES):
 NET REALIZED GAIN (LOSS) ON:
  INVESTMENTS                                              --                   --                   --
 CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION) OF INVESTMENTS                          321                  263                  (77)
                                               ----------------------------------------------------------
 NET REALIZED AND UNREALIZED GAIN (LOSS)                  321                  263                  (77)
                                               ----------------------------------------------------------
 NET INCREASE (DECREASE) RESULTING FROM
  OPERATIONS                                    $         296        $         147        $        (325)
=========================================================================================================

(1)Shares commenced operations on December 27, 2000.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   ACCESSOR 62

                            STATEMENTS OF OPERATIONS
                         PERIODS ENDED DECEMBER 31, 2000

----------------------------------------------------------------------------------------------------------
                                               ACCESSOR GROWTH &    ACCESSOR GROWTH   ACCESSOR AGGRESSIVE
                                              INCOME ALLOCATION(1)   ALLOCATION(1)    GROWTH ALLOCATION(1)
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 DIVIDENDS                                      $          --        $          --        $          --
 INTEREST                                                  --                   --                   --
                                               -----------------------------------------------------------
 TOTAL INVESTMENT INCOME                                   --                   --                   --
                                               -----------------------------------------------------------
EXPENSES:
 MANAGEMENT FEES (Note 3)                                   3                   63                   61
 FUND ACCOUNTING FEES                                      --                   --                   --
 LEGAL FEES                                                --                   --                   --
 AUDIT FEES                                                --                   --                   --
 CUSTODIAN FEES                                            --                   --                   --
 REGISTRATION FEES                                         --                   --                   --
 DIRECTORS FEES                                            --                   --                   --
 PRINTING/POSTAGE EXPENSE                                  --                   --                   --
 OTHER                                                     --                   --                   --
 INVESTOR CLASS ONLY (Notes 2 & 3):
 DISTRIBUTION & SHAREHOLDER SERVICES FEES                   1                  153                  147
 ADMINISTRATIVE SERVICES FEES                               1                  154                  147
                                               -----------------------------------------------------------
 GROSS EXPENSES                                             5                  370                  355
 LESS EXPENSES PAID DIRECTLY BY THE
  ADVISER (Note 3)                                         --                   --                   --
                                               -----------------------------------------------------------
 NET EXPENSES                                               5                  370                  355
                                               -----------------------------------------------------------
 NET INVESTMENT INCOME (LOSS)                              (5)                (370)                (355)
                                               -----------------------------------------------------------
REALIZED AND UNREALIZED GAINS (LOSSES):
 NET REALIZED GAIN (LOSS) ON:
  INVESTMENTS                                              --                   --                   --
 CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF INVESTMENTS                            59                  379               (2,333)
                                               -----------------------------------------------------------
 NET REALIZED AND UNREALIZED GAIN (LOSS)                   59                  379               (2,333)
                                               -----------------------------------------------------------
 NET INCREASE (DECREASE) RESULTING FROM
  OPERATIONS                                    $          54        $           9        $      (2,688)
=========================================================================================================

(1)Shares commenced operations on December 27, 2000.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   ACCESSOR 63

                       STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------------------------------------------
                                                          GROWTH                               VALUE
                                            ------------------------------------------------------------------------
                                               YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
                                             DEC. 31, 2000      DEC. 31, 1999      DEC. 31, 2000      DEC. 31, 1999
--------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
 NET INVESTMENT INCOME (LOSS)                $  (1,280,600)     $    (762,029)     $   2,067,759      $   1,267,083
 NET REALIZED GAIN (LOSS) ON INVESTMENTS
  AND FUTURES                                  (26,339,944)        11,743,235          5,472,891         14,761,216
 CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF INVESTMENTS                (62,376,930)        60,006,532         (3,101,838)        (7,756,671)
                                            ------------------------------------------------------------------------
 NET INCREASE (DECREASE) FROM OPERATIONS       (89,997,474)        70,987,738          4,438,812          8,271,628

DISTRIBUTIONS:
 NET INVESTMENT INCOME
  ADVISOR CLASS                                         --                 --         (1,851,502)        (1,191,237)
  INVESTOR CLASS                                        --                 --           (215,030)           (78,542)
                                            ------------------------------------------------------------------------
                                                        --                 --         (2,066,532)        (1,269,779)
 NET REALIZED GAIN ON INVESTMENTS
  ADVISOR CLASS                                   (231,727)       (11,586,172)        (2,250,940)       (10,864,288)
  INVESTOR CLASS                                   (35,290)        (1,499,831)          (426,405)        (1,906,043)
                                            ------------------------------------------------------------------------
                                                  (267,017)       (13,086,003)        (2,677,345)       (12,770,331)
 IN EXCESS OF NET REALIZED GAIN
 ON INVESTMENTS
  ADVISOR CLASS                                         --           (110,134)                --                 --
  INVESTOR CLASS                                        --            (14,257)                --                 --
                                            ------------------------------------------------------------------------
                                                        --           (124,391)                --                 --
                                            ------------------------------------------------------------------------
 NET DECREASE FROM DISTRIBUTIONS                  (267,017)       (13,210,394)        (4,743,877)       (14,040,110)

CAPITAL SHARE TRANSACTIONS (Note 4):
 PROCEEDS FROM SUBSCRIPTIONS                   136,126,007        241,899,882         55,371,744         96,691,710
 REINVESTMENT OF DISTRIBUTIONS                     178,472          9,531,779          2,240,831          7,679,620
 COST OF REDEMPTIONS                          (153,667,650)      (105,016,033)       (57,861,793)       (50,868,882)
                                            ------------------------------------------------------------------------
 NET INCREASE (DECREASE) FROM CAPITAL
  SHARE TRANSACTIONS                           (17,363,171)       146,415,628           (249,218)        53,502,448

 TOTAL INCREASE (DECREASE) IN NET ASSETS      (107,627,662)       204,192,972           (554,283)        47,733,966
                                            ------------------------------------------------------------------------
NET ASSETS:
 BEGINNING OF PERIOD                           384,069,337        179,876,365        175,449,180        127,715,214
                                            ------------------------------------------------------------------------
 END OF PERIOD                               $ 276,441,675      $ 384,069,337      $ 174,894,897      $ 175,449,180
====================================================================================================================

 UNDISTRIBUTED NET INVESTMENT INCOME         $          --      $          --      $       1,227      $          --

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   ACCESSOR 64

                       STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------------------------------------------
                                                       SMALL TO MID CAP                  INTERNATIONAL EQUITY
                                            ------------------------------------------------------------------------
                                               YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
                                             DEC. 31, 2000      DEC. 31, 1999      DEC. 31, 2000      DEC. 31, 1999
--------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
 NET INVESTMENT INCOME (LOSS)                $  (2,046,022)     $  (2,011,061)     $    (187,613)     $      77,000
 NET REALIZED GAIN (LOSS) ON INVESTMENTS
   AND FOREIGN CURRENCY                        (14,027,054)        83,802,315         (5,153,923)        58,769,821
 CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF INVESTMENTS                (70,882,056)        25,104,037        (63,756,246)        32,543,462
                                            ------------------------------------------------------------------------
 NET INCREASE (DECREASE) FROM OPERATIONS       (86,955,132)       106,895,291        (69,097,782)        91,390,283

DISTRIBUTIONS FROM:
 NET REALIZED GAIN ON INVESTMENTS
  ADVISOR CLASS                                (38,670,625)       (38,517,171)       (16,259,266)       (35,386,773)
  INVESTOR CLASS                                (3,517,691)        (3,955,314)        (2,479,343)        (5,533,026)
                                            ------------------------------------------------------------------------
                                               (42,188,316)       (42,472,485)       (18,738,609)       (40,919,799)
 IN EXCESS OF NET REALIZED GAIN
 ON INVESTMENTS
  ADVISOR CLASS                                 (7,294,362)          (110,134)          (220,810)                --
  INVESTOR CLASS                                  (663,535)           (14,257)           (33,671)                --
                                            ------------------------------------------------------------------------
                                                (7,957,897)          (124,391)          (254,481)                --
                                            ------------------------------------------------------------------------
 NET DECREASE FROM DISTRIBUTIONS               (50,146,213)       (42,472,485)       (18,993,090)       (40,919,799)

CAPITAL SHARE TRANSACTIONS (Note 4):
 PROCEEDS FROM SUBSCRIPTIONS                   352,902,649        444,260,319        333,937,894        223,464,726
 REINVESTMENT OF DISTRIBUTIONS                  26,291,661         22,982,051         10,538,694         21,770,610
 COST OF REDEMPTIONS                          (439,223,237)      (316,761,064)      (342,632,144)      (188,543,431)
                                            ------------------------------------------------------------------------
 NET INCREASE (DECREASE) FROM CAPITAL
  SHARE TRANSACTIONS                           (60,028,927)       150,481,306          1,844,444         56,691,905

 TOTAL INCREASE (DECREASE) IN NET ASSETS      (197,130,272)       214,904,112        (86,246,428)       107,162,389
                                            ------------------------------------------------------------------------
NET ASSETS:
 BEGINNING OF PERIOD                           495,063,303        280,159,191        275,516,307        168,353,918
                                            ------------------------------------------------------------------------
 END OF PERIOD                               $ 297,933,031      $ 495,063,303      $ 189,269,879      $ 275,516,307
====================================================================================================================

 UNDISTRIBUTED NET INVESTMENT INCOME         $          --      $          --      $          --      $          --

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   ACCESSOR 65

                       STATEMENTS OF CHANGES IN NET ASSETS

-------------------------------------------------------------------------------------------------
                                           HIGH YIELD BOND(1)      INTERMEDIATE FIXED-INCOME
                                          -------------------------------------------------------
                                             PERIOD ENDED        YEAR ENDED         YEAR ENDED
                                             DEC. 31, 2000      DEC. 31, 2000      DEC. 31, 1999
-------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
 NET INVESTMENT INCOME                       $   1,348,914      $   4,170,236      $   3,616,205
 NET REALIZED LOSS ON INVESTMENTS
  AND FUTURES                                      (41,338)        (1,104,618)        (1,131,230)
 CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF INVESTMENTS                 (1,773,958)         3,085,167         (4,734,021)
                                          -------------------------------------------------------
 NET INCREASE (DECREASE) FROM OPERATIONS          (466,382)         6,150,785         (2,249,046)

DISTRIBUTIONS FROM:
 NET INVESTMENT INCOME
  ADVISOR CLASS                                   (638,894)        (3,556,543)        (3,061,711)
  INVESTOR CLASS                                  (618,027)          (612,835)          (558,053)
                                          -------------------------------------------------------
                                                (1,256,921)        (4,169,378)        (3,619,764)
 NET REALIZED GAIN ON INVESTMENTS
  ADVISOR CLASS                                         --                 --           (207,907)
  INVESTOR CLASS                                        --                 --            (39,824)
                                          -------------------------------------------------------
                                                        --                 --           (247,731)
                                          -------------------------------------------------------
 NET DECREASE FROM DISTRIBUTIONS                (1,256,921)        (4,169,378)        (3,867,495)

CAPITAL SHARE TRANSACTIONS (Note 4 ):
 PROCEEDS FROM SUBSCRIPTIONS                    28,362,076         22,056,154         37,321,032
 REINVESTMENT OF DISTRIBUTIONS                     182,969          1,006,978          1,134,879
 COST OF REDEMPTIONS                            (2,612,196)       (30,023,082)       (22,172,673)
                                          -------------------------------------------------------
 NET INCREASE (DECREASE) FROM
  CAPITAL SHARE TRANSACTIONS                    25,932,849         (6,959,950)        16,283,238

 TOTAL INCREASE (DECREASE) IN NET ASSETS        24,209,546         (4,978,543)        10,166,697
                                          -------------------------------------------------------
NET ASSETS:
 BEGINNING OF PERIOD                                    --         67,801,974         57,635,277
                                          -------------------------------------------------------
 END OF PERIOD                               $  24,209,546      $  62,823,431      $  67,801,974
=================================================================================================

 UNDISTRIBUTED NET INVESTMENT INCOME         $      91,993      $       6,528      $          --

(1)High Yield Bond Fund shares commenced operations on May 1, 2000.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   ACCESSOR 66

                       STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------------------------------------------
                                               SHORT-INTERMEDIATE FIXED-INCOME            MORTGAGE SECURITIES
                                            ------------------------------------------------------------------------
                                                YEAR ENDED        YEAR ENDED          YEAR ENDED        YEAR ENDED
                                              DEC. 31, 2000     DEC. 31, 1999       DEC. 31, 2000     DEC. 31, 1999
--------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
 NET INVESTMENT INCOME                       $   3,587,058      $   2,887,038      $   8,800,882      $   9,359,618
 NET REALIZED LOSS ON INVESTMENTS
  AND FUTURES                                     (455,500)          (213,994)          (689,850)        (1,620,882)
 CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF INVESTMENTS                  1,213,060         (1,990,052)         6,834,837         (5,938,309)
                                            ------------------------------------------------------------------------
 NET INCREASE RESULTING FROM OPERATIONS          4,344,618            682,992         14,945,869          1,800,427

DISTRIBUTIONS FROM:
 NET INVESTMENT INCOME
  ADVISOR CLASS                                 (3,083,093)        (2,556,610)        (7,512,667)        (8,213,968)
  INVESTOR CLASS                                  (503,921)          (349,042)        (1,287,980)        (1,259,772)
                                            ------------------------------------------------------------------------
                                                (3,587,014)        (2,905,652)        (8,800,647)        (9,473,740)
 NET REALIZED GAIN ON INVESTMENTS
  ADVISOR CLASS                                         --            (40,343)                --           (337,227)
  INVESTOR CLASS                                        --             (5,575)                --            (46,868)
                                            ------------------------------------------------------------------------
                                                        --            (45,918)                --           (384,095)
                                            ------------------------------------------------------------------------
 NET DECREASE FROM DISTRIBUTIONS                (3,587,014)        (2,951,570)        (8,800,647)        (9,857,835)

CAPITAL SHARE TRANSACTIONS (Note 4):
 PROCEEDS FROM SUBSCRIPTIONS                    19,547,855         26,019,953         27,112,944         64,170,211
 REINVESTMENT OF DISTRIBUTIONS                     591,472            497,165          1,319,578          1,860,720
 COST OF REDEMPTIONS                           (18,302,604)       (12,318,689)       (46,523,442)       (50,021,841)
                                            ------------------------------------------------------------------------
 NET INCREASE (DECREASE) FROM
  CAPITAL SHARE TRANSACTIONS                     1,836,723         14,198,429        (18,090,920)        16,009,090

 TOTAL INCREASE (DECREASE) IN NET ASSETS         2,594,327         11,929,851        (11,945,698)         7,951,682
                                            ------------------------------------------------------------------------
NET ASSETS:
 BEGINNING OF PERIOD                            60,638,714         48,708,863        154,108,687        146,157,005
                                            ------------------------------------------------------------------------
 END OF PERIOD                               $  63,233,041      $  60,638,714      $ 142,162,989      $ 154,108,687
====================================================================================================================

 UNDISTRIBUTED NET INVESTMENT INCOME         $          --      $         150      $          --      $          --

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   ACCESSOR 67

                       STATEMENTS OF CHANGES IN NET ASSETS

----------------------------------------------------------------------------------
                                                      U.S. GOVERNMENT MONEY
                                            --------------------------------------
                                                   YEAR ENDED        YEAR ENDED
                                                  DEC. 31, 2000     DEC. 31, 1999
----------------------------------------------------------------------------------
INCREASE IN NET ASSETS:

FROM OPERATIONS:
 NET INVESTMENT INCOME                       $    26,363,990      $    13,420,790
 NET REALIZED GAIN (LOSS) ON INVESTMENTS                  --                   --
 CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF INVESTMENTS                           --                   --
                                            --------------------------------------
 NET INCREASE RESULTING FROM OPERATIONS           26,363,990           13,420,790

DISTRIBUTIONS FROM:
 NET INVESTMENT INCOME
  ADVISOR CLASS                                  (25,920,147)         (13,164,547)
  INVESTOR CLASS                                    (443,843)            (256,889)
                                            --------------------------------------
                                                 (26,363,990)         (13,421,436)
                                            --------------------------------------
 NET DECREASE FROM DISTRIBUTIONS                 (26,363,990)         (13,421,436)

CAPITAL SHARE TRANSACTIONS (Note 4):
 PROCEEDS FROM SUBSCRIPTIONS                   1,001,335,542          728,508,500
 REINVESTMENT OF DISTRIBUTIONS                     1,192,098              359,219
 COST OF REDEMPTIONS                            (831,179,674)        (498,433,133)
                                            --------------------------------------
 NET INCREASE FROM CAPITAL
  SHARE TRANSACTIONS                             171,347,966          230,434,586

 TOTAL INCREASE IN NET ASSETS                    171,347,966          230,433,940
                                            --------------------------------------
NET ASSETS:
 BEGINNING OF PERIOD                             388,653,086          158,219,146
                                            --------------------------------------
 END OF PERIOD                               $   560,001,052      $   388,653,086
==================================================================================

 UNDISTRIBUTED NET INVESTMENT INCOME         $            --      $            --

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   ACCESSOR 68

                       STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------------------------------------------
                                                       ACCESSOR          ACCESSOR INCOME &          ACCESSOR
                                                  INCOME ALLOCATION(1)  GROWTH ALLOCATION(1)  BALANCED ALLOCATION(1)
                                                 -------------------------------------------------------------------
                                                     PERIOD ENDED          PERIOD ENDED          PERIOD ENDED
                                                     DEC. 31, 2000         DEC. 31, 2000         DEC. 31, 2000
--------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS:

FROM OPERATIONS:
 NET INVESTMENT LOSS                                 $         (25)        $        (116)        $        (248)
 CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF INVESTMENTS                                321                   263                   (77)
                                                 -------------------------------------------------------------------
 NET INCREASE (DECREASE) FROM OPERATIONS                       296                   147                  (325)

CAPITAL SHARE TRANSACTIONS (Note 4):
 PROCEEDS FROM SUBSCRIPTIONS                               854,265             2,594,812             5,282,308
 REINVESTMENT OF DISTRIBUTIONS                                  --                    --                    --
 COST OF REDEMPTIONS                                            --                    --                    --
                                                 -------------------------------------------------------------------
 NET INCREASE FROM CAPITAL SHARE TRANSACTIONS              854,265             2,594,812             5,282,308

 TOTAL INCREASE IN NET ASSETS                              854,561             2,594,959             5,281,983
                                                 -------------------------------------------------------------------
NET ASSETS:
 BEGINNING OF PERIOD                                            --                    --                    --
                                                 -------------------------------------------------------------------
 END OF PERIOD                                       $     854,561         $   2,594,959         $   5,281,983
====================================================================================================================

--------------------------------------------------------------------------------------------------------------------
                                                    ACCESSOR GROWTH &           ACCESSOR        ACCESSOR AGGRESSIVE
                                                   INCOME ALLOCATION(1)   GROWTH ALLOCATION(1)  GROWTH ALLOCATION(1)
                                                 -------------------------------------------------------------------
                                                      PERIOD ENDED            PERIOD ENDED          PERIOD ENDED
                                                      DEC. 31, 2000           DEC. 31, 2000         DEC. 31, 2000
--------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS:

FROM OPERATIONS:
 NET INVESTMENT LOSS                                 $          (5)        $        (370)        $        (355)
 CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF INVESTMENTS                                 59                   379                (2,333)
                                                 -------------------------------------------------------------------
 NET INCREASE (DECREASE) FROM OPERATIONS                        54                     9                (2,688)

CAPITAL SHARE TRANSACTIONS (Note 4):
 PROCEEDS FROM SUBSCRIPTIONS                               334,147             7,685,936             7,388,407
 REINVESTMENT OF DISTRIBUTIONS                                  --                    --                    --
 COST OF REDEMPTIONS                                            --                    --                    --
                                                 -------------------------------------------------------------------
 NET INCREASE FROM CAPITAL SHARE TRANSACTIONS              334,147             7,685,936             7,388,407

 TOTAL INCREASE IN NET ASSETS                              334,201             7,685,945             7,385,719
                                                 -------------------------------------------------------------------
NET ASSETS:
 BEGINNING OF PERIOD                                            --                    --                    --
                                                 -------------------------------------------------------------------
 END OF PERIOD                                       $     334,201         $   7,685,945         $   7,385,719
====================================================================================================================

(1)Shares commenced operations on December 27, 2000.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   ACCESSOR 69

                          NOTES TO FINANCIAL STATEMENTS
                     FOR THE PERIOD ENDED DECEMBER 31, 2000

--------------------------------------------------------------------------------
1. ORGANIZATION

     Accessor Funds, Inc. ("Accessor Funds") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company consisting of 15 diversified investment funds (individually, a "Fund", collectively, the "Funds"): Growth Fund, Value Fund, Small to Mid Cap Fund (the "Equity Funds"), International Equity Fund (the "International Fund"), High Yield Bond Fund, Intermediate Fixed-Income Fund, Short-Intermediate Fixed-Income Fund, Mortgage Securities Fund, (the "Bond Funds"), and U.S. Government Money Fund (the "Money Fund"); and the Accessor Allocation Funds: Accessor Income Allocation Fund, Accessor Income and Growth Allocation Fund, Accessor Balanced Allocation Fund, Accessor Growth and Income Allocation Fund, Accessor Growth Allocation Fund, and Accessor Aggressive Growth Allocation Fund (the "Accessor Allocation Funds"). Accessor Funds was incorporated in Maryland on June 10, 1991. Each Fund offers two classes of shares, Advisor Class Shares and Investor Class Shares. Both classes of shares have identical rights and privileges except with respect to expenses specific to each class, and voting rights on matters affecting a single class, including distribution, shareholder service and administrative service arrangements.

--------------------------------------------------------------------------------
2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Funds.

*    SECURITY VALUATION

Equity securities (both domestic and international) listed and traded principally on a national securities exchange are valued on the basis of last sale price on such exchange on the day of valuation or, if no sale occurred on such day, at the closing bid price on the primary exchange on which the security is traded. Domestic over-the-counter equity securities and options are generally valued on the basis of the closing bid price. International securities traded over-the-counter are valued on the basis of the last sale price or the closing bid price. Futures contracts are valued on the basis of the last sales price.

     Fixed-income securities and other assets for which market quotations are readily available (other than obligations with remaining maturities of 60 days or less) are valued on the basis of quotations obtained from dealers or pricing services with consideration of such factors as institutional-sized trading in similar groups of securities, quality, yield, coupon rate, maturity, type of issue, trading characteristics and other market data.

     Investments held by the Money Fund and short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

     An investment for which market quotations are not readily available is valued at its fair value as determined in good faith in accordance with procedures adopted by the Board of Directors.

*    SECURITY TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Interest income is recorded on the accrual basis. All premiums and discounts are amortized or accreted for both financial statement and tax reporting purposes as required by Federal Income Tax regulations. Dividend income, less foreign tax withheld, is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Realized gains and losses on the sale of investments are determined on the identified cost basis.

*    FOREIGN CURRENCY TRANSACTIONS

The books and records of the Funds are maintained in U.S. dollars. The Bond Funds may purchase debt obligations that are payable in a foreign currency, and the International Fund and Equity Funds may purchase equity securities that are payable in a foreign currency. For these Funds, investment securities, other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the exchange rate on the day of valuation. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the rate on the dates of the transactions.

     Reported net realized foreign exchange gains or losses arise from sales of securities denominated in foreign currencies, purchases and sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between the amount of expenses recorded on each of the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, including investments in securities, resulting from changes in the exchange rates.

     The Funds report certain foreign currency related security transactions as components of realized gains and losses in the statements of operations for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.


                                   ACCESSOR 70

                          NOTES TO FINANCIAL STATEMENTS
                     FOR THE PERIOD ENDED DECEMBER 31, 2000

--------------------------------------------------------------------------------

     Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions. These risks include political or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of imposition of exchange controls and the risk of currency fluctuations.

*    OFF-BALANCE SHEET RISK

The Funds (other than the Money Fund and the Accessor Allocation Funds) may trade financial instruments with off-balance sheet risk in the normal course of investing activities and to assist in managing exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts, futures contracts and options transactions.

     The notional or contractual amounts of these instruments represent the investment the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

*    FUTURES CONTRACTS

The Funds (other than the Money Fund and the Accessor Allocation Funds) are permitted to enter into financial futures contracts and stock index futures contracts in accordance with their investment objectives. The International Fund may also purchase and write futures contracts on foreign currencies. A Fund is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by a Fund each day, dependent on daily fluctuations in the value of the contract. Such payments or receipts are known as variation margin and are recorded for financial statement purposes as unrealized gains or losses by a Fund. Should interest rates move unexpectedly, a Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Funds is that the change in the value of the underlying securities may not correlate to the change in value of the contracts.

*    FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

The International Fund will generally enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. It may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The International Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns denominated in foreign currencies. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in market value is recorded as an unrealized gain or loss until the contract settlement date, at which time the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the International Fund's securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the International Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

*    OPTIONS TRANSACTIONS

The Funds (other than the Money Fund and the Accessor Allocation Funds) may purchase and sell call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. These Funds may also purchase and sell call and put options on foreign currencies.

     When any of the Funds writes a covered call or put option, an amount equal to the premium received is included in that Fund's statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As writer of an option, the Fund has no control over whether the underlying securities are subsequently sold
(call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

     When any of the Funds purchases a call or put option, an amount equal to the premium paid is included in that Fund's state-


                                   ACCESSOR 71

                          NOTES TO FINANCIAL STATEMENTS
                     FOR THE PERIOD ENDED DECEMBER 31, 2000

--------------------------------------------------------------------------------

ment of assets and liabilities as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If a Fund exercises a call, the cost of the security acquired is increased by the premium paid for the call. If a Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.

     The option techniques utilized are to hedge against changes in interest rates, foreign currency exchange rates or securities prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by a Fund, to reduce the volatility of the currency exposure associated with investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation.

*    REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements (agreements to purchase securities of the U.S. Government, its agencies or instrumentalities, subject to the seller's agreement to repurchase them at a specified time and price) with well-established dealers or institutions that the Funds' management has determined to be creditworthy. It is the Funds' policy to take possession of the underlying securities and, on a daily basis, mark-to-market such securities to ensure that the market value including accrued interest is at least equal to the amount owed to the Funds under each repurchase agreement.

*    DISTRIBUTIONS TO SHAREHOLDERS

Distributions from net investment income are declared daily and paid monthly for the Money Fund; declared and paid monthly for the Bond Funds; declared and paid quarterly for the Equity Funds and the Accessor Allocation Funds; declared and paid annually for the International Fund. Distributions of net realized gains, if any, will be declared and paid at least annually for all Funds. Distributions to shareholders are recorded on the ex-dividend date.

     Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America ("generally accepted accounting principles").

*    FEDERAL INCOME TAXES

It is each Fund's intention to comply with the requirements of the Internal Revenue Code (the "Code") to qualify as a regulated investment company and distribute substantially all of its taxable income and realized gains, if any, to shareholders. In addition, by distributing all of its taxable income and realized gains to shareholders, the Funds will not be subject to a Federal excise tax. Accordingly, no provision for Federal income taxes is required in the financial statements.

     Each Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. The differences arise primarily from the treatment of foreign currency transactions and futures contracts and the deferral of certain losses under Federal income tax regulations. Accordingly, the amount of net investment income and net realized gains or losses reported in these financial statements may differ from that reported in each Fund's tax return and, consequently, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders for Federal income tax purposes. Distributions which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes, if any, are shown as distributions in excess of net investment income and net realized gains in the accompanying financial statements. Net investment losses, for tax purposes, are reclassified to paid-in-capital.

*    FORWARD COMMITMENTS

The Funds (other than the Accessor Allocation Funds) may contract to purchase securities for a fixed price at a future date beyond the customary settlement period (i.e. "when issued," "delayed delivery," "forward commitment" or "TBA") consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by a Fund on such purchases until the securities are delivered; however the market value may change prior to delivery.

     The Funds may enter into TBA sale commitments to hedge their Fund positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

     Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security Valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price

                                   ACCESSOR 72

                          NOTES TO FINANCIAL STATEMENTS
                     FOR THE PERIOD ENDED DECEMBER 31, 2000

--------------------------------------------------------------------------------

established at the date the commitment was entered into.

*    OTHER

Shared expenses incurred by Accessor Funds are allocated among the Funds based on each Fund's ratio of relative net assets to the combined net assets. Specifically identified direct expenses are charged to each Fund as incurred to the extent practicable. Investment income, realized and unrealized gains and losses and Fund expenses not specific to any class of shares are prorated among the classes based upon the relative net assets of each class. Certain specifically identified direct expenses of each class are charged to that class as incurred.

*    ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

*    RESTRICTED SECURITIES

The Funds (other than the Accessor Allocation Funds) are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information relating to restricted securities held at December 31, 2000 is detailed in the Schedules of Investments, as applicable.

*    COMMISSION RECAPTURE

Certain Funds directed portfolio trades to brokers who reimburse the applicable Funds a portion of the commissions paid on such transactions. These amounts have been reflected as commission recapture in the Statement of Operations.

*    SECURITY LENDING

The Small to Mid Cap Fund lends securities to approved brokers to earn additional income. The Fund receives securities as collateral to secure the loans. Such securities are marked to market to ensure that the market value of the collateral exceeds the market value of the loaned securities.

*    ADOPTION OF NEW AUDIT GUIDE

The Funds will adopt provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. The adoption of the new provision is not expected to impact the total net assets of the Funds.

--------------------------------------------------------------------------------
3.   RELATED PARTY TRANSACTIONS

*    MANAGER

Accessor Funds has a management agreement with Accessor Capital Management LP ("Accessor Capital"). Pursuant to this agreement, Accessor Capital operates and administers the provision of all general management, investment advisory and Fund management services. Accessor Capital also manages the U.S. Government Money Fund and the Accessor Allocation Funds. Fees paid to Accessor Capital are computed monthly based on the following annualized rates calculated on the average daily net assets of each Fund.

---------------------------------------------------------------------------------------------------
                                         ANNUAL                                          ANNUAL
     ACCESSOR FUND                   MANAGEMENT FEE    ACCESSOR ALLOCATION FUND      MANAGEMENT FEE
---------------------------------------------------------------------------------------------------
     GROWTH                               0.45%        INCOME ALLOCATION                  0.10%
     VALUE                                0.45         INCOME & GROWTH ALLOCATION         0.10
     SMALL TO MID CAP                     0.60         BALANCED ALLOCATION                0.10
     INTERNATIONAL EQUITY                 0.55         GROWTH & INCOME ALLOCATION         0.10
     HIGH YIELD BOND                      0.36         GROWTH ALLOCATION                  0.10
     INTERMEDIATE FIXED-INCOME            0.36         AGGRESSIVE GROWTH ALLOCATION       0.10
     SHORT-INTERMEDIATE FIXED-INCOME      0.36
     MORTGAGE SECURITIES                  0.36
     U.S. GOVERNMENT MONEY                0.25
---------------------------------------------------------------------------------------------------


                                   ACCESSOR 73

                          NOTES TO FINANCIAL STATEMENTS
                     FOR THE PERIOD ENDED DECEMBER 31, 2000

--------------------------------------------------------------------------------

Accessor Funds has applied to the Securities and Exchange Commission for an exemptive order that will allow the Accessor Allocation Funds to enter into an agreement with the Equity, International, Bond and Money Funds ("Underlying Funds") under which the Underlying Funds will pay the expenses of the Accessor Allocation Funds (other than the Accessor Allocation Funds' direct management fees, distribution and service fees and administrative services fees) to the extent that the Underlying Funds derive financial and other benefits as a result of investments in the Accessor Allocation Funds. To the extent these expenses are not paid by the Underlying Funds, Accessor Capital has agreed to pay these expenses for the fiscal years ended December 31, 2000 through 2003.

*    MONEY MANAGERS

Each Fund's assets (other than the Money Fund and the Accessor Allocation Funds) are invested by an investment management organization (individually, a "Money Manager"; collectively, the "Money Managers"), researched and recommended by Accessor Capital. For the first five complete calendar quarters of management by its Money Manager, each Fund will pay its respective Money Manager on a quarterly basis an annual fee based on the average daily net assets of the Fund managed by such Money Manager. This fee has two components, the Basic Fee and the Fund Management Fee. Commencing with the sixth calendar quarter of management for each Fund (other than the Small to Mid Cap Fund), the Money Manager fee consists of two components, the Basic Fee and the Performance Fee. The Money Manager of the Small to Mid Cap Fund receives only a Performance Fee.

     The Performance Fee rate is adjusted each quarter based on the annualized investment performance of each Money Manager relative to the annualized investment performance of the following benchmark indices, which may be changed only with the approval of Accessor Funds' Board of Directors:

-------------------------------------------------------------------------------------------------
     FUND                                INDEX
-------------------------------------------------------------------------------------------------
     GROWTH                              S&P 500/BARRA Growth Index
     VALUE                               S&P 500/BARRA Value Index
     SMALL TO MID CAP                    Wilshire 4500 Index
     INTERNATIONAL EQUITY                Morgan Stanley Capital International EAFE(R) + EMF Index
     HIGH YIELD BOND                     Lehman Brothers U.S. Corporate High Yield Index
     INTERMEDIATE FIXED-INCOME           Lehman Brothers Government/Credit Index
     SHORT-INTERMEDIATE FIXED-INCOME     Lehman Brothers Government/Credit 1-5 Year Index
     MORTGAGE SECURITIES                 Lehman Brothers Mortgage-Backed Securities Index
-------------------------------------------------------------------------------------------------

     For the year ended December 31, 2000, the following Basic Fees, Fund Management Fees and Performance Fees were calculated based on the average daily net assets of the Funds:

--------------------------------------------------------------------------------------
                                                       FUND
                                           BASIC    MANAGEMENT    PERFORMANCE    TOTAL
     FUND                    QUARTER        FEE         FEE           FEE         FEE
--------------------------------------------------------------------------------------
     GROWTH*                 FIRST         0.10%         -           0.15%       0.25%
                             SECOND        0.10%       0.10%           -         0.20%
                             THIRD         0.10%       0.10%           -         0.20%
                             FOURTH        0.10%       0.10%           -         0.20%

     VALUE                   FIRST         0.10%         -           0.10%       0.20%
                             SECOND        0.10%         -             -         0.10%
                             THIRD         0.10%         -             -         0.10%
                             FOURTH        0.10%         -             -         0.10%

     SMALL TO MID CAP**      FIRST           -           -           0.42%       0.42%
                             SECOND          -           -           0.42%       0.42%
                             THIRD           -           -           0.42%       0.42%
                             FOURTH          -           -           0.35%       0.35%

     INTERNATIONAL           FIRST         0.14%         -           0.40%       0.54%
     EQUITY***               SECOND        0.15%         -           0.40%       0.55%
                             THIRD         0.16%         -           0.40%       0.56%
                             FOURTH        0.19%         -           0.40%       0.59%

     HIGH YIELD              FIRST           -           -             -           -
     BOND****                SECOND        0.07%       0.08%           -         0.15%
                             THIRD         0.07%       0.08%           -         0.15%
                             FOURTH        0.07%       0.08%           -         0.15%

     INTERMEDIATE            FIRST         0.02%         -             -         0.02%
     FIXED-INCOME            SECOND        0.02%         -             -         0.02%
                             THIRD         0.02%         -             -         0.02%
                             FOURTH        0.02%         -             -         0.02%
--------------------------------------------------------------------------------------


                                   ACCESSOR 74

                          NOTES TO FINANCIAL STATEMENTS
                     FOR THE PERIOD ENDED DECEMBER 31, 2000

---------------------------------------------------------------------------------------
                                                                     FUND
                                           BASIC    MANAGEMENT    PERFORMANCE    TOTAL
     FUND                    QUARTER        FEE         FEE           FEE         FEE
---------------------------------------------------------------------------------------
     SHORT-                  FIRST         0.02%         -             -         0.02%
     INTERMEDIATE            SECOND        0.02%         -             -         0.02%
     FIXED-INCOME            THIRD         0.02%         -             -         0.02%
                             FOURTH        0.02%         -             -         0.02%

     MORTGAGE                FIRST         0.07%         -           0.16%       0.23%
     SECURITIES              SECOND        0.07%         -           0.16%       0.23%
                             THIRD         0.07%         -           0.16%       0.23%
                             FOURTH        0.07%         -           0.16%       0.23%
---------------------------------------------------------------------------------------

*The Growth Fund changed Money Managers on March 15, 2000. From March 16, 2000, the new Money Manager received the Basic Fee of 0.10% and the Fund Management Fee of 0.10%.
**Effective July 1, 1998, the Basic Fee component was removed from the Small to Mid Cap Fund's Money Manager agreement.
***Effective September 1, 1999, the International Equity Fund's Money Manager agreement was amended to limit the potential amount that could be earned under the Basic Fee component to $400,000 on an annual basis.
****The High Yield Bond Fund began its operations on May 1, 2000.
--------------------------------------------------------------------------------

*    DISTRIBUTION AND SERVICE PLAN

Accessor Funds has adopted a Distribution and Service Plan under Rule 12b-1 of the Investment Company Act of 1940 with respect to the Investor Class Shares of each Fund to compensate third party intermediaries or other service organizations each month for providing distribution and non-distribution-related services to certain shareholders of Accessor Funds. Under the terms of this plan, Accessor Funds will pay third party selling and distribution agents responsible for sales and promotional efforts including printing of prospectuses and reports used for sales purposes. Accessor Funds will also pay third party service organizations for providing non-distribution related services such as account maintenance services.

     The maximum amount payable to service organizations under the Distribution Plan and Shareholder Service Plan, in aggregate, may not exceed on an annual basis 0.25% of the average daily net assets of each Fund attributable to Investor Class Shares.

*    ADMINISTRATIVE SERVICES PLAN

Accessor Funds has adopted an Administrative Services Plan with respect to the Investor Class Shares of each Fund to reimburse third party service organizations who provide administrative and support services. The maximum amount payable to service organizations under the Administrative Services Plan for these expenses on an annual basis is 0.25% of the average daily net assets of each Fund attributable to Investor Class Shares, provided, however, that no Fund shall directly or indirectly pay any distribution related amounts that will be allocated under Accessor Funds' Distribution and Service Plan.

*    TRANSFER AGENT AND ADMINISTRATION

Accessor Funds has a Transfer Agency and Administrative Agreement with Accessor Capital. Pursuant to this agreement, Accessor Capital acts as transfer agent and administrator to Accessor Funds, performing all transfer agent and certain compliance services. The fees are computed as a percentage of each Fund's average daily net assets, with the exception of the Accessor Allocation Funds, for which no fee is charged.

--------------------------------------------------------------------------------
4.   SHARES OF STOCK

     Accessor Funds, incorporated in Maryland on June 10, 1991, is authorized to issue 15 billion shares of Common Stock, $.001 par value. Transactions in shares of the Funds were as follows:

-----------------------------------------------------------------------------------------------------------------------
                                                              ADVISOR CLASS                      INVESTOR CLASS
                                                    -------------------------------------------------------------------
 FUND                                                    SHARES          AMOUNT              SHARES          AMOUNT
-----------------------------------------------------------------------------------------------------------------------
 GROWTH

YEAR ENDED DECEMBER 31, 2000
 SHARES SUBSCRIBED                                     3,659,942     $ 121,287,016           448,538     $  14,838,991
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS            4,164           147,915               866            30,557
 SHARES REDEEMED                                      (4,138,993)     (134,972,750)         (600,166)      (18,694,900)
                                                    -------------------------------------------------------------------
 NET INCREASE (DECREASE)                                (474,887)    $ (13,537,819)         (150,762)    $  (3,825,352)

YEAR ENDED DECEMBER 31, 1999
 SHARES SUBSCRIBED                                     7,086,374     $ 219,531,756           722,667     $  22,368,126
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS          235,632         8,143,904            40,391         1,387,875
 SHARES REDEEMED                                      (3,103,729)      (97,301,224)         (251,571)       (7,714,809)
                                                    -------------------------------------------------------------------
 NET INCREASE (DECREASE)                               4,218,277     $ 130,374,436           511,487     $  16,041,192

-----------------------------------------------------------------------------------------------------------------------

                                   ACCESSOR 75

                          NOTES TO FINANCIAL STATEMENTS
                     FOR THE PERIOD ENDED DECEMBER 31, 2000

-----------------------------------------------------------------------------------------------------------------------
                                                             ADVISOR CLASS                      INVESTOR CLASS
                                                    -------------------------------------------------------------------
 FUND                                                   SHARES           AMOUNT              SHARES          AMOUNT
-----------------------------------------------------------------------------------------------------------------------
 VALUE

YEAR ENDED DECEMBER 31, 2000
 SHARES SUBSCRIBED                                     2,266,234     $  45,462,628           496,531     $   9,909,116
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS           95,752         1,887,145            18,043           353,686
 SHARES REDEEMED                                      (2,223,490)      (44,717,300)         (643,505)      (13,144,493)
                                                    -------------------------------------------------------------------
 NET INCREASE (DECREASE)                                 138,496     $   2,632,473          (128,931)    $  (2,881,691)

YEAR ENDED DECEMBER 31, 1999
 SHARES SUBSCRIBED                                     3,461,012     $  77,352,172           861,228     $  19,339,538
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS          312,729         6,448,703            59,907         1,230,917
 SHARES REDEEMED                                      (2,019,934)      (44,998,350)         (269,545)       (5,870,532)
                                                    -------------------------------------------------------------------
 NET INCREASE (DECREASE)                               1,753,807     $  38,802,525           651,590     $  14,699,923

-----------------------------------------------------------------------------------------------------------------------

 SMALL TO MID CAP

YEAR ENDED DECEMBER 31, 2000
 SHARES SUBSCRIBED                                    12,963,738     $ 333,000,375           822,154     $  19,902,274
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS          987,978        23,115,906           138,475         3,175,755
 SHARES REDEEMED                                     (16,872,088)     (409,914,699)       (1,183,839)      (29,308,538)
                                                    -------------------------------------------------------------------
 NET INCREASE (DECREASE)                              (2,920,372)    $ (53,798,418)         (223,210)    $  (6,230,509)

YEAR ENDED DECEMBER 31, 1999
 SHARES SUBSCRIBED                                    17,138,769     $ 421,036,567           936,522     $  23,223,752
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS          732,070        19,780,216           119,392         3,201,835
 SHARES REDEEMED                                     (12,609,616)     (313,278,030)         (136,402)       (3,483,034)
                                                    -------------------------------------------------------------------
 NET INCREASE (DECREASE)                               5,261,223     $ 127,538,753           919,512     $  22,942,553

-----------------------------------------------------------------------------------------------------------------------

 INTERNATIONAL EQUITY

YEAR ENDED DECEMBER 31, 2000
 SHARES SUBSCRIBED                                    18,181,760     $ 326,580,145           376,044     $   7,357,749
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS          455,603         8,109,440           138,183         2,429,254
 SHARES REDEEMED                                     (18,817,864)     (332,695,359)         (567,683)       (9,936,785)
                                                    -------------------------------------------------------------------
 NET INCREASE (DECREASE)                                (180,501)    $   1,994,226           (53,456)    $    (149,782)

YEAR ENDED DECEMBER 31, 1999
 SHARES SUBSCRIBED                                    11,071,905     $ 209,851,318           724,316     $  13,613,408
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS          776,169        16,468,480           251,613         5,302,130
 SHARES REDEEMED                                      (9,683,714)     (183,248,942)         (289,322)       (5,294,489)
                                                    -------------------------------------------------------------------
 NET INCREASE (DECREASE)                               2,164,360     $  43,070,856           686,607     $  13,621,049

-----------------------------------------------------------------------------------------------------------------------

 HIGH YIELD BOND

PERIOD FROM MAY 1, 2000 TO DECEMBER 31, 2000
 SHARES SUBSCRIBED                                     1,372,346     $  16,099,633         1,024,493     $  12,262,443
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS            7,978            91,845             7,900            91,124
 SHARES REDEEMED                                         (63,956)         (734,201)         (167,245)       (1,877,995)
                                                    -------------------------------------------------------------------
 NET INCREASE (DECREASE)                               1,316,368     $  15,457,277           865,148     $  10,475,572

-----------------------------------------------------------------------------------------------------------------------


                                   ACCESSOR 76

                          NOTES TO FINANCIAL STATEMENTS
                     FOR THE PERIOD ENDED DECEMBER 31, 2000

-----------------------------------------------------------------------------------------------------------------------
                                                             ADVISOR CLASS                       INVESTOR CLASS
                                                    -------------------------------------------------------------------
 FUND                                                   SHARES            AMOUNT             SHARES          AMOUNT
-----------------------------------------------------------------------------------------------------------------------
 INTERMEDIATE FIXED-INCOME

YEAR ENDED DECEMBER 31, 2000
 SHARES SUBSCRIBED                                     1,707,412     $  19,276,648           247,062     $   2,779,506
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS           68,917           778,628            20,234           228,350
 SHARES REDEEMED                                      (2,182,788)      (24,660,776)         (475,891)       (5,362,306)
                                                    -------------------------------------------------------------------
 NET INCREASE (DECREASE)                                (406,459)    $  (4,605,500)         (208,594)    $  (2,354,450)

YEAR ENDED DECEMBER 31, 1999
 SHARES SUBSCRIBED                                     2,722,973     $  32,286,179           423,309     $   5,034,853
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS           74,623           875,304            22,179           259,575
 SHARES REDEEMED                                      (1,653,954)      (19,644,353)         (214,224)       (2,528,320)
                                                    -------------------------------------------------------------------
 NET INCREASE (DECREASE)                               1,143,642     $  13,517,130           231,264     $   2,766,108

-----------------------------------------------------------------------------------------------------------------------

 SHORT-INTERMEDIATE FIXED-INCOME

YEAR ENDED DECEMBER 31, 2000
 SHARES SUBSCRIBED                                     1,301,630     $  15,382,734           355,546     $   4,165,121
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS           39,517           464,794            10,751           126,678
 SHARES REDEEMED                                        (971,369)      (11,439,880)         (582,158)       (6,862,724)
                                                    -------------------------------------------------------------------
 NET INCREASE (DECREASE)                                 369,778     $   4,407,648          (215,861)    $  (2,570,925)

YEAR ENDED DECEMBER 31, 1999
 SHARES SUBSCRIBED                                     1,702,023     $  20,592,469           452,771     $   5,427,484
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS           37,641           452,897             3,689            44,268
 SHARES REDEEMED                                        (941,208)      (11,333,032)          (81,776)         (985,657)
                                                    -------------------------------------------------------------------
 NET INCREASE (DECREASE)                                 798,456     $   9,712,334           374,684     $   4,486,095

-----------------------------------------------------------------------------------------------------------------------

 MORTGAGE SECURITIES

YEAR ENDED DECEMBER 31, 2000
 SHARES SUBSCRIBED                                     1,731,575     $  20,893,928           517,906     $   6,219,016
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS           89,607         1,082,173            19,655           237,405
 SHARES REDEEMED                                      (2,571,911)      (31,000,248)       (1,294,187)      (15,523,194)
                                                    -------------------------------------------------------------------
 NET INCREASE (DECREASE)                                (750,729)    $  (9,024,147)         (756,626)    $  (9,066,773)

YEAR ENDED DECEMBER 31, 1999
 SHARES SUBSCRIBED                                     4,242,191     $  52,530,916           944,333     $  11,639,295
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS          135,564         1,661,787            16,335           198,933
 SHARES REDEEMED                                      (3,983,686)      (48,752,849)         (103,766)       (1,268,992)
                                                    -------------------------------------------------------------------
 NET INCREASE (DECREASE)                                 394,069     $   5,439,854           856,902     $  10,569,236

-----------------------------------------------------------------------------------------------------------------------

 U.S. GOVERNMENT MONEY

YEAR ENDED DECEMBER 31, 2000
 SHARES SUBSCRIBED                                   991,021,000     $ 991,021,107        10,314,435     $  10,314,435
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS        1,087,571         1,087,573           104,525           104,525
 SHARES REDEEMED                                    (820,472,853)     (820,472,853)      (10,706,821)      (10,706,821)
                                                    -------------------------------------------------------------------
 NET INCREASE (DECREASE)                             171,635,718     $ 171,635,827          (287,861)    $    (287,861)

YEAR ENDED DECEMBER 31, 1999
 SHARES SUBSCRIBED                                   719,802,962     $ 719,802,961         9,007,594     $   9,007,592
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS          349,079           349,079            10,139            10,139
 SHARES REDEEMED                                    (492,679,826)     (492,679,826)       (6,055,361)       (6,055,361)
                                                    -------------------------------------------------------------------
 NET INCREASE (DECREASE)                             227,472,215     $ 227,472,214         2,962,372     $   2,962,370

-----------------------------------------------------------------------------------------------------------------------


                                   ACCESSOR 77

                          NOTES TO FINANCIAL STATEMENTS
                     FOR THE PERIOD ENDED DECEMBER 31, 2000

--------------------------------------------------------------------------------------------------------------------
                                                               ADVISOR CLASS                   INVESTOR CLASS
                                                        ------------------------------------------------------------
 ACCESSOR ALLOCATION FUND                                  SHARES        AMOUNT              SHARES       AMOUNT
--------------------------------------------------------------------------------------------------------------------
 INCOME ALLOCATION

PERIOD FROM DECEMBER 27, 2000 TO DECEMBER 31, 2000
 SHARES SUBSCRIBED                                         26,664    $     399,959           30,287    $     454,306
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS                 0                0                0                0
 SHARES REDEEMED                                                0                0                0                0
                                                        ------------------------------------------------------------
 NET INCREASE (DECREASE)                                   26,664    $     399,959           30,287    $     454,306

--------------------------------------------------------------------------------------------------------------------

 INCOME & GROWTH ALLOCATION

PERIOD FROM DECEMBER 27, 2000 TO DECEMBER 31, 2000
 SHARES SUBSCRIBED                                         19,232    $     288,474          153,756    $   2,306,338
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS                 0                0                0                0
 SHARES REDEEMED                                                0                0                0                0
                                                        ------------------------------------------------------------
 NET INCREASE (DECREASE)                                   19,232    $     288,474          153,756    $   2,306,338

--------------------------------------------------------------------------------------------------------------------

 BALANCED ALLOCATION

PERIOD FROM DECEMBER 27, 2000 TO DECEMBER 31, 2000
 SHARES SUBSCRIBED                                         19,833    $     297,501          332,320    $   4,984,807
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS                 0                0                0                0
 SHARES REDEEMED                                                0                0                0                0
                                                        ------------------------------------------------------------
 NET INCREASE (DECREASE)                                   19,833    $     297,501          332,320    $   4,984,807

--------------------------------------------------------------------------------------------------------------------

 GROWTH & INCOME ALLOCATION

PERIOD FROM DECEMBER 27, 2000 TO DECEMBER 31, 2000
 SHARES SUBSCRIBED                                         16,459    $     246,885            5,795    $      87,262
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS                 0                0                0                0
 SHARES REDEEMED                                                0                0                0                0
                                                        ------------------------------------------------------------
 NET INCREASE (DECREASE)                                   16,459    $     246,885            5,795    $      87,262

--------------------------------------------------------------------------------------------------------------------

 GROWTH ALLOCATION

PERIOD FROM DECEMBER 27, 2000 TO DECEMBER 31, 2000
 SHARES SUBSCRIBED                                         14,862    $     222,968          497,531    $   7,462,968
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS                 0                0                0                0
 SHARES REDEEMED                                                0                0                0                0
                                                        ------------------------------------------------------------
 NET INCREASE (DECREASE)                                   14,862    $     222,968          497,531    $   7,462,968

--------------------------------------------------------------------------------------------------------------------

 AGGRESSIVE GROWTH ALLOCATION

PERIOD FROM DECEMBER 27, 2000 TO DECEMBER 31, 2000
 SHARES SUBSCRIBED                                         15,103    $     226,585          477,455    $   7,161,822
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS                 0                0                0                0
 SHARES REDEEMED                                                0                0                0                0
                                                        ------------------------------------------------------------
 NET INCREASE (DECREASE)                                   15,103    $     226,585          477,455    $   7,161,822

--------------------------------------------------------------------------------------------------------------------


                                   ACCESSOR 78

                          NOTES TO FINANCIAL STATEMENTS
                     FOR THE PERIOD ENDED DECEMBER 31, 2000

--------------------------------------------------------------------------------
5.   SECURITIES TRANSACTIONS

     During the period ended December 31, 2000, purchases and sales of investments, other than short-term investments and government securities aggregated, were as follows:

-------------------------------------------------------------------------------------
                                                      PURCHASES             SALES
-------------------------------------------------------------------------------------
     ACCESSOR FUND
       GROWTH                                       $325,388,092         $337,327,174
       VALUE                                         242,300,458          244,383,417
       SMALL TO MID CAP                              637,315,335          736,380,419
       INTERNATIONAL EQUITY                          399,777,436          411,207,353
       HIGH YIELD BOND                                25,400,328            2,430,274
       INTERMEDIATE FIXED-INCOME                      10,731,921           18,327,721
       SHORT-INTERMEDIATE FIXED-INCOME                19,137,235           14,086,439
       MORTGAGE SECURITIES                            30,203,881           33,654,747

     ACCESSOR ALLOCATION FUND
       INCOME ALLOCATION                            $    854,265         $         --
       INCOME & GROWTH ALLOCATION                      2,594,812                   --
       BALANCED ALLOCATION                             5,282,308                   --
       GROWTH & INCOME ALLOCATION                        333,886                   --
       GROWTH ALLOCATION                               7,685,865                   --
       AGGRESSIVE GROWTH ALLOCATION                    7,386,366                   --

     During the year ended December 31, 2000, purchases and sales of long-term U.S. Government Securities, were as follows:

-------------------------------------------------------------------------------------
     FUND                                              PURCHASES                SALES
-------------------------------------------------------------------------------------
     INTERMEDIATE FIXED-INCOME                      $ 16,146,770         $ 15,372,015
     SHORT-INTERMEDIATE FIXED-INCOME                  12,387,478           16,184,757
     MORTGAGE SECURITIES                             332,447,915          341,968,115

--------------------------------------------------------------------------------
6.   IDENTIFIED COST

     The identified cost for federal income tax purposes of investments owned by each Fund, their respective gross unrealized appreciation/(depreciation), and resulting net unrealized appreciation/(depreciation) as applicable at December 31, 2000 were as follows:

-------------------------------------------------------------------------------------------------------------
                                                                                                    NET
                                                               GROSS              GROSS          UNREALIZED
                                          IDENTIFIED        UNREALIZED         UNREALIZED       APPRECIATION/
                                             COST          APPRECIATION      (DEPRECIATION)    (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------
     ACCESSOR FUND
      GROWTH                            $  249,700,771     $  74,886,642     $(48,764,189)     $  26,122,453
      VALUE                                170,150,070        23,765,291      (20,672,442)         3,092,849
      SMALL TO MID CAP                     316,441,775        53,666,121      (72,307,166)       (18,641,045)
      INTERNATIONAL EQUITY                 189,149,972        18,570,313      (18,233,678)           336,635
      HIGH YIELD BOND                       25,434,198           611,606       (2,385,564)        (1,773,958)
      INTERMEDIATE FIXED-INCOME             62,187,360         1,350,995       (1,946,429)          (595,435)
      SHORT-INTERMEDIATE FIXED-INCOME       62,477,352           660,206         (959,771)          (299,565)
      MORTGAGE SECURITIES                  138,650,370         3,459,983         (888,764)         2,571,219

                                                          CONTINUED ON NEXT PAGE


                                   ACCESSOR 79

                          NOTES TO FINANCIAL STATEMENTS
                     FOR THE PERIOD ENDED DECEMBER 31, 2000

-------------------------------------------------------------------------------------------------------------
                                                                                                    NET
                                                               GROSS              GROSS          UNREALIZED
                                          IDENTIFIED        UNREALIZED         UNREALIZED       APPRECIATION/
                                             COST          APPRECIATION      (DEPRECIATION)    (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------
     ACCESSOR ALLOCATION FUND
      INCOME ALLOCATION                 $      854,265     $         321     $         --      $         321
      INCOME & GROWTH ALLOCATION             2,594,812             3,366           (3,103)               263
      BALANCED ALLOCATION                    5,282,308            10,411          (10,488)               (77)
      GROWTH & INCOME ALLOCATION               333,886               649             (590)                59
      GROWTH ALLOCATION                      7,685,865            23,698          (23,319)               379
      AGGRESSIVE GROWTH ALLOCATION           7,386,366            26,044          (28,377)            (2,333)

--------------------------------------------------------------------------------
7.   CAPITAL LOSS CARRYOVERS

     At December 31, 2000, for federal income tax purposes, the following Funds had capital loss carryovers which may be applied against future net taxable realized gains of each succeeding year until the earlier of their utilization or expiration.

------------------------------------------------------------------------------------------
     FUND                                           EXPIRES IN 2007       EXPIRES IN 2008
------------------------------------------------------------------------------------------
     GROWTH                                          $          --         $    2,762,234
     INTERNATIONAL EQUITY                                       --              2,713,706
     HIGH YIELD BOND FUND                                       --                 41,338
     INTERMEDIATE FIXED-INCOME                           1,099,238              1,140,057
     SHORT-INTERMEDIATE FIXED-INCOME                       213,944                452,612
     MORTGAGE SECURITIES                                 1,624,583                422,872


                                   ACCESSOR 80

                                  GROWTH FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

--------------------------------------------------------------------------------------------------------------------
 ADVISOR CLASS SHARES                           2000           1999           1998            1997           1996
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $   35.08      $   28.88      $   21.57       $   19.51      $   17.99

 NET INVESTMENT INCOME (LOSS)(2)                 (0.09)         (0.06)          0.04            0.13           0.19
 NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS(2)                       (8.18)          7.51           9.91            6.31           3.35
                                            ------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                 (8.27)          7.45           9.95            6.44           3.54

 DISTRIBUTIONS FROM NET INVESTMENT INCOME           --             --          (0.03)          (0.13)         (0.19)
 DISTRIBUTIONS FROM CAPITAL GAINS                (0.02)         (1.24)         (2.61)          (4.25)         (1.83)
 DISTRIBUTIONS IN EXCESS OF CAPITAL GAINS           --          (0.01)            --              --             --
                                            ------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                              (0.02)         (1.25)         (2.64)          (4.38)         (2.02)
                                            ------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD               $   26.79      $   35.08      $   28.88       $   21.57      $   19.51
====================================================================================================================

TOTAL RETURN(3)                                 (23.58)%        25.87%         46.65%          33.24%         19.83%
NET ASSETS, END OF PERIOD (IN THOUSANDS)     $ 246,641      $ 339,590      $ 157,799       $  87,907      $  60,586

 RATIO OF EXPENSES TO AVERAGE NET ASSETS          0.88%          0.97%          0.92%           0.93%          1.13%
 RATIO OF NET INVESTMENT INCOME (LOSS)
  TO AVERAGE NET ASSETS                          (0.28)%        (0.21)%         0.16%           0.56%          0.97%
PORTFOLIO TURNOVER RATE                          89.32%         96.55%        112.42%         131.75%         81.79%

--------------------------------------------------------------------------------------------------------------------
 INVESTOR CLASS SHARES                          2000           1999          1998(1)
--------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD         $   34.82      $   28.82      $   26.38

 NET INVESTMENT LOSS(2)                          (0.26)         (0.16)         (0.05)
 NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS(2)                              (8.09)          7.41           4.52
                                            ------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                 (8.35)          7.25           4.47

 DISTRIBUTIONS FROM NET INVESTMENT INCOME           --             --             --
 DISTRIBUTIONS FROM CAPITAL GAINS                (0.02)         (1.24)         (2.03)
 DISTRIBUTIONS IN EXCESS OF CAPITAL GAINS           --          (0.01)            --
                                            ------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                              (0.02)         (1.25)         (2.03)
                                            ------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD               $   26.45      $   34.82      $   28.82
====================================================================================================================

TOTAL RETURN(3)                                 (23.99)%        25.23%         16.96%
NET ASSETS, END OF PERIOD (IN THOUSANDS)     $  29,801      $  44,479      $  22,077

 RATIO OF EXPENSES TO AVERAGE NET ASSETS          1.38%          1.47%          1.41%*
 RATIO OF NET INVESTMENT LOSS TO AVERAGE
  NET ASSETS                                     (0.78)%        (0.71)%        (0.40)%*
PORTFOLIO TURNOVER RATE                          89.32%         96.55%        112.42%

(1)Class commenced operations on July 1, 1998.
(2)Per share amounts are based upon average shares outstanding.
(3)Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
* Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   ACCESSOR 81

                                   VALUE FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

----------------------------------------------------------------------------------------------------------------------
 ADVISOR CLASS SHARES                            2000           1999           1998             1997           1996
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $   20.70      $   21.04      $   20.88        $   17.75      $   15.91

 NET INVESTMENT INCOME(2)                          0.25           0.18           0.24             0.26           0.24
 NET REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS(2)                                   0.21           1.25           2.45             5.54           3.51
                                             -------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                   0.46           1.43           2.69             5.80           3.75

 DISTRIBUTIONS FROM NET INVESTMENT INCOME         (0.25)         (0.18)         (0.24)           (0.26)         (0.24)
 DISTRIBUTIONS FROM CAPITAL GAINS                 (0.30)         (1.59)         (2.12)           (2.41)         (1.67)
 DISTRIBUTIONS IN EXCESS OF CAPITAL GAINS            --             --          (0.17)              --             --
                                             -------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                               (0.55)         (1.77)         (2.53)           (2.67)         (1.91)
                                             -------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                $   20.61      $   20.70      $   21.04        $   20.88      $   17.75
======================================================================================================================

TOTAL RETURN(3)                                    2.38%          6.87%         12.89%           32.94%         23.94%
NET ASSETS, END OF PERIOD (IN THOUSANDS)      $ 151,401      $ 149,183      $ 114,728        $  81,127      $  36,367

 RATIO OF EXPENSES TO AVERAGE NET ASSETS           0.79%          0.97%          1.03%            1.05%          1.21%
 RATIO OF NET INVESTMENT INCOME TO AVERAGE
  NET ASSETS                                       1.25%          0.86%          1.06%            1.32%          1.43%
PORTFOLIO TURNOVER RATE                          139.61%        167.70%        104.85%           68.14%         93.54%

----------------------------------------------------------------------------------------------------------------------
 INVESTOR CLASS SHARES                           2000           1999          1998(1)
----------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD          $   20.70      $   21.04      $   23.41

 NET INVESTMENT INCOME(2)                          0.15           0.07           0.05
 NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS(2)                                0.21           1.25          (0.31)
                                             -------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                   0.36           1.32          (0.26)

 DISTRIBUTIONS FROM NET INVESTMENT INCOME         (0.15)         (0.07)         (0.06)
 DISTRIBUTIONS FROM CAPITAL GAINS                 (0.30)         (1.59)         (1.90)
 DISTRIBUTIONS IN EXCESS OF CAPITAL GAINS            --             --          (0.15)
                                             -------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                               (0.45)         (1.66)         (2.11)
                                             -------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                $   20.61      $   20.70      $   21.04
======================================================================================================================

TOTAL RETURN(3)                                    1.88%          6.35%         (1.09)%
NET ASSETS, END OF PERIOD (IN THOUSANDS)      $  23,494      $  26,267      $  12,987

 RATIO OF EXPENSES TO AVERAGE NET ASSETS           1.29%          1.47%          1.55%*
 RATIO OF NET INVESTMENT INCOME TO AVERAGE
  NET ASSETS                                       0.75%          0.36%          0.44%*
PORTFOLIO TURNOVER RATE                          139.61%        167.70%        104.85%

(1)Class commenced operations on July 1, 1998.
(2)Per share amounts are based upon average shares outstanding.
(3)Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
* Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   ACCESSOR 82

                              SMALL TO MID CAP FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

----------------------------------------------------------------------------------------------------------------------
 ADVISOR CLASS SHARES                            2000           1999           1998             1997           1996
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $   27.39      $   25.53      $   21.82        $   18.82      $   17.60

 NET INVESTMENT INCOME (LOSS)(2)                  (0.10)         (0.10)         (0.05)              --           0.07
 NET REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS(2)                                  (4.54)          6.46           3.50             6.75           4.22
                                             -------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                  (4.64)          6.36           3.45             6.75           4.29

 DISTRIBUTIONS FROM NET INVESTMENT INCOME            --             --             --               --          (0.07)
 DISTRIBUTIONS FROM CAPITAL GAINS                 (2.35)         (2.50)         (1.74)           (3.73)         (3.00)
 DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
  INCOME                                             --             --             --            (0.02)            --
 DISTRIBUTIONS IN EXCESS OF CAPITAL GAINS         (0.44)            --             --               --             --
                                             -------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                               (2.79)         (2.50)         (1.74)           (3.75)         (3.07)
                                             -------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                $   19.96      $   27.39      $   23.53        $   21.82      $   18.82
======================================================================================================================

TOTAL RETURN(3)                                  (18.22)%        27.26%         15.98%           36.14%         24.85%
NET ASSETS, END OF PERIOD (IN THOUSANDS)      $ 267,999      $ 447,665      $ 260,792        $ 125,221      $  65,479

 RATIO OF EXPENSES TO AVERAGE NET ASSETS           1.22%          1.25%          1.22%            1.15%          1.17%
 RATIO OF NET INVESTMENT INCOME (LOSS) TO
  AVERAGE NET ASSETS                              (0.39)%        (0.47)%        (0.22)%           0.00%          0.37%
PORTFOLIO TURNOVER RATE                          141.73%        133.14%        110.07%          129.98%        113.44%

----------------------------------------------------------------------------------------------------------------------
 INVESTOR CLASS SHARES                           2000           1999          1998(1)
----------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD          $   27.16      $   23.47      $   24.44

 NET INVESTMENT INCOME(2)                         (0.22)         (0.12)         (0.09)
 NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS(2)                               (4.48)          6.31           0.86
                                             -------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                  (4.70)          6.19           0.77

 DISTRIBUTIONS FROM NET INVESTMENT INCOME            --             --             --
 DISTRIBUTIONS FROM CAPITAL GAINS                 (2.35)         (2.50)         (1.74)
 DISTRIBUTIONS IN EXCESS OF CAPITAL GAINS            --             --          (0.15)
                                             -------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                               (0.44)            --             --
                                             -------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                $   19.67      $   27.16      $   23.47
======================================================================================================================

TOTAL RETURN(3)                                  (18.60)%        26.60%          3.32%
NET ASSETS, END OF PERIOD (IN THOUSANDS)      $  29,934      $  47,398      $  19,367

 RATIO OF EXPENSES TO AVERAGE NET ASSETS           1.72%          1.75%          1.77%*
 RATIO OF NET INVESTMENT INCOME TO AVERAGE
  NET ASSETS                                      (0.89)%        (0.97)%        (0,84)%*
PORTFOLIO TURNOVER RATE                          141.73%        133.14%        110.07%

(1)Class commenced operations on June 24, 1998.
(2)Per share amounts are based upon average shares outstanding.
(3)Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
* Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                  ACCESSOR 83

                            INTERNATIONAL EQUITY FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

----------------------------------------------------------------------------------------------------------------------
 ADVISOR CLASS SHARES                            2000           1999           1998             1997           1996
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $    21.52     $    16.90     $    14.83      $     13.83    $     12.55

 NET INVESTMENT INCOME (LOSS)(2)                     --           0.02          (0.03)           (0.02)         (0.06)
 NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS(2)                               (5.07)          8.17           2.41             1.54           1.80
                                             -------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                  (5.07)          8.19           2.38             1.52           1.74

 DISTRIBUTIONS FROM CAPITAL GAINS                 (1.36)         (3.57)         (0.31)           (0.50)         (0.44)
 DISTRIBUTIONS IN EXCESS OF CAPITAL GAINS         (0.02)            --             --            (0.02)         (0.02)
                                             -------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                               (1.38)         (3.57)         (0.31)           (0.52)         (0.46)
                                             -------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD               $    15.07     $    21.52     $    16.90      $     14.83     $    13.83
======================================================================================================================

TOTAL RETURN(3)                                  (24.55)%        48.93%         16.07%           10.96%         13.78%
NET ASSETS, END OF PERIOD (IN THOUSANDS)     $  163,154     $  236,869     $  149,391      $   151,441     $   73,019

 RATIO OF EXPENSES TO AVERAGE NET ASSETS           1.42%          1.37%          1.59%            1.55%          1.52%
 RATIO OF NET INVESTMENT INCOME (LOSS) TO
  AVERAGE NET ASSETS                              (0.01)%         0.04%         (0.24%)          (0.20)%        (0.26)%
PORTFOLIO TURNOVER RATE                          166.49%        251.23%        196.37%          196.66%        157.66%

----------------------------------------------------------------------------------------------------------------------
 INVESTOR CLASS SHARES                           2000           1999         1998(1)
----------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD         $    21.33     $    16.85    $     17.88

 NET INVESTMENT LOSS(2)                           (0.09)         (0.08)         (0.06)
 NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS(2)                               (5.01)          8.13          (0.66)
                                             -------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                  (5.10)          8.05          (0.72)

 DISTRIBUTIONS FROM CAPITAL GAINS                 (1.36)         (3.57)         (0.31)
 DISTRIBUTIONS IN EXCESS OF CAPITAL GAINS         (0.02)            --             --
                                             -------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                               (1.38)         (3.57)         (0.31)
                                             -------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD               $    14.85     $    21.33    $     16.85
======================================================================================================================

TOTAL RETURN(3)                                  (24.92)%        48.23%         (4.01)%
NET ASSETS, END OF PERIOD (IN THOUSANDS)     $   26,116        $38,647    $    18,963

 RATIO OF EXPENSES TO AVERAGE NET ASSETS           1.92%          1.87%          2.05%*
 RATIO OF NET INVESTMENT LOSS TO AVERAGE
  NET ASSETS                                      (0.51)%        (0.46)%        (0.68)%*
PORTFOLIO TURNOVER RATE                          166.49%        251.23%        196.37%

(1)Class commenced operations on July 6, 1998.
(2)Per share amounts are based upon average shares outstanding.
(3)Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
* Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                  ACCESSOR 84

                              HIGH YIELD BOND FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

------------------------------------------------------------
 ADVISOR CLASS SHARES                          2000(1)
------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $    12.00

 NET INVESTMENT INCOME (LOSS)(2)                   0.75
 NET REALIZED AND UNREALIZED LOSS ON
  INVESTMENTS(2)                                  (0.98)
                                             ---------------
TOTAL FROM INVESTMENT OPERATIONS                  (0.23)

 DISTRIBUTIONS FROM NET INVESTMENT INCOME         (0.67)
 DISTRIBUTIONS FROM CAPITAL GAINS                    --
                                             ---------------
TOTAL DISTRIBUTIONS                               (0.67)
                                             ---------------
NET ASSET VALUE, END OF PERIOD               $    11.10
============================================================

TOTAL RETURN(3)                                   (1.99)%
NET ASSETS, END OF PERIOD (IN THOUSANDS)     $   14,609

 RATIO OF EXPENSES TO AVERAGE NET ASSETS           0.86%*
 RATIO OF NET INVESTMENT INCOME TO AVERAGE
  NET ASSETS                                       9.75%
PORTFOLIO TURNOVER RATE                           11.92%

------------------------------------------------------------
 INVESTOR CLASS SHARES                          2000(1)
------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD         $    12.00

 NET INVESTMENT INCOME(2)                          0.70
 NET REALIZED AND UNREALIZED LOSS ON
  ON INVESTMENTS(2)                               (0.97)
                                             ---------------
TOTAL FROM INVESTMENT OPERATIONS                  (0.27)

 DISTRIBUTIONS FROM NET INVESTMENT INCOME         (0.63)
 DISTRIBUTIONS FROM CAPITAL GAINS                    --
                                             ---------------
TOTAL DISTRIBUTIONS                               (0.63)
                                             ---------------
NET ASSET VALUE, END OF PERIOD               $    11.10
============================================================

TOTAL RETURN(3)                                   (2.30)%
NET ASSETS, END OF PERIOD (IN THOUSANDS)     $    9,600

 RATIO OF EXPENSES TO AVERAGE NET ASSETS           1.36%*
 RATIO OF NET INVESTMENT INCOME TO AVERAGE
  NET ASSETS                                       8.92%*
PORTFOLIO TURNOVER RATE                           11.92%

(1)Class commenced operations on May 1, 2000.
(2)Per share amounts are based upon average shares outstanding.
(3)Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
* Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                  ACCESSOR 85

                         INTERMEDIATE FIXED-INCOME FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

----------------------------------------------------------------------------------------------------------------------
 ADVISOR CLASS SHARES                            2000           1999           1998             1997          1996
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $    11.30     $    12.47    $     12.19      $     11.90    $     12.29

 NET INVESTMENT INCOME(2)                          0.73           0.68           0.67             0.71           0.67
 NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS(2)                                0.37          (1.12)          0.32             0.29          (0.39)
                                             -------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                   1.10          (0.44)          0.99             1.00           0.28

 DISTRIBUTIONS FROM NET INVESTMENT INCOME         (0.73)         (0.68)         (0.67)           (0.71)         (0.67)
 DISTRIBUTIONS FROM CAPITAL GAINS                    --          (0.05)         (0.04)              --             --
                                             -------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                               (0.73)         (0.73)         (0.71)           (0.71)         (0.67)
                                             -------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD               $    11.67      $   11.30    $     12.47      $     12.19      $   11.90
=====================================================================================================================

TOTAL RETURN(3)                                   10.17%         (3.58)%         8.38%            8.62%          2.56%
NET ASSETS, END OF PERIOD (IN THOUSANDS)     $   53,997      $  56,895    $    48,489      $    55,197      $  52,248

 RATIO OF EXPENSES TO AVERAGE NET ASSETS           0.66%          0.68%          0.79%            0.84%          0.88%
 RATIO OF NET INVESTMENT INCOME TO AVERAGE
  NET ASSETS                                       6.46%          5.89%          5.46%            5.88%          5.79%
PORTFOLIO TURNOVER RATE                           42.88%         60.40%        113.00%           84.35%         94.69%

----------------------------------------------------------------------------------------------------------------------
 INVESTOR CLASS SHARES                          2000           1999         1998(1)
----------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD         $    11.30     $    12.47    $     12.29

 NET INVESTMENT INCOME(2)                          0.68           0.63           0.28
 NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS(2)                                0.37          (1.12)          0.24
                                             -------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                   1.05          (0.49)          0.52

 DISTRIBUTIONS FROM NET INVESTMENT INCOME         (0.68)         (0.63)         (0.30)
 DISTRIBUTIONS FROM CAPITAL GAINS                    --          (0.05)         (0.04)
                                             -------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                               (0.68)         (0.68)         (0.34)
                                             -------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD               $    11.67      $   11.30    $     12.47
======================================================================================================================

TOTAL RETURN(3)                                    9.64%         (4.05)%         4.29%
NET ASSETS, END OF PERIOD (IN THOUSANDS)     $    8,826      $  10,907    $     9,146

 RATIO OF EXPENSES TO AVERAGE NET ASSETS           1.16%          1.18%          1.27%*
 RATIO OF NET INVESTMENT INCOME TO AVERAGE
  NET ASSETS                                       5.96%          5.39%          4.75%*
PORTFOLIO TURNOVER RATE                           42.88%         60.40%        113.00%

(1)Class commenced operations on July 14, 1998.
(2)Per share amounts are based upon average shares outstanding.
(3)Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
* Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                  ACCESSOR 86

                      SHORT-INTERMEDIATE FIXED-INCOME FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

----------------------------------------------------------------------------------------------------------------------
 ADVISOR CLASS SHARES                            2000           1999           1998            1997           1996
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $    11.83     $    12.33     $    12.27      $     12.16    $     12.32

 NET INVESTMENT INCOME(2)                          0.71           0.63           0.68             0.64           0.59
 NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS(2)                                0.15          (0.49)          0.14             0.11          (0.16)
                                             -------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                   0.86           0.14           0.82             0.75           0.43

 DISTRIBUTIONS FROM NET INVESTMENT INCOME         (0.71)         (0.63)         (0.63)           (0.64)         (0.59)
 DISTRIBUTIONS FROM CAPITAL GAINS                  0.00          (0.01)         (0.13)              --             --
                                             -------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                               (0.71)         (0.64)         (0.76)           (0.64)         (0.59)
                                             -------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD               $    11.98     $    11.83     $    12.33      $     12.27    $     12.16
======================================================================================================================

TOTAL RETURN(3)                                    7.54%          1.22%          6.87%            6.33%          3.63%
NET ASSETS, END OF PERIOD (IN THOUSANDS)     $   55,251     $   50,200     $   42,454      $    40,942    $    36,701

 RATIO OF EXPENSES TO AVERAGE NET ASSETS           0.66%          0.70%          0.82%            0.86%          0.93%
 RATIO OF NET INVESTMENT INCOME TO AVERAGE
  NET ASSETS                                       5.99%          5.32%          5.12%            5.20%          4.89%
PORTFOLIO TURNOVER RATE                           54.48%         45.89%         69.64%           53.30%         31.12%

----------------------------------------------------------------------------------------------------------------------
 INVESTOR CLASS SHARES                           2000          1999          1998(1)
----------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD          $   11.83     $    12.33     $    12.32

 NET INVESTMENT INCOME(2)                          0.65           0.58           0.27
 NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS(2)                                0.15          (0.49)          0.17
                                             -------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                   0.80           0.09           0.44

 DISTRIBUTIONS FROM NET INVESTMENT INCOME         (0.65)         (0.58)         (0.30)
 DISTRIBUTIONS FROM CAPITAL GAINS                    --          (0.01)         (0.13)
                                             -------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                               (0.65)         (0.59)         (0.43)
                                             -------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD               $    11.98      $   11.83     $    12.33
======================================================================================================================

TOTAL RETURN(3)                                    7.04%          0.70%          3.55%
NET ASSETS, END OF PERIOD (IN THOUSANDS)     $    7,982      $  10,439     $    6,255

 RATIO OF EXPENSES TO AVERAGE NET ASSETS           1.16%          1.20%          1.31%*
 RATIO OF NET INVESTMENT INCOME TO AVERAGE
  NET ASSETS                                       5.49%          4.82%          4.57%*
PORTFOLIO TURNOVER RATE                           54.48%         45.89%         69.64%

(1)Class commenced operations on July 14, 1998.
(2)Per share amounts are based upon average shares outstanding.
(3)Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
* Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                  ACCESSOR 87

                            MORTGAGE SECURITIES FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

----------------------------------------------------------------------------------------------------------------------
 ADVISOR CLASS SHARES                            2000           1999          1998             1997           1996
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $    11.98     $    12.59     $    12.60      $     12.23    $     12.38

 NET INVESTMENT INCOME(2)                          0.74           0.73           0.70             0.72           0.73
 NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS(2)                                0.54          (0.58)          0.09             0.42          (0.15)
                                             -------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                   1.28           0.15           0.79             1.14           0.58

 DISTRIBUTIONS FROM NET INVESTMENT INCOME         (0.74)         (0.73)         (0.70)           (0.72)         (0.73)
 DISTRIBUTIONS FROM CAPITAL GAINS                    -           (0.03)         (0.10)           (0.05)            --
                                             -------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                               (0.74)         (0.76)         (0.80)           (0.77)         (0.73)
                                             -------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD               $    12.52     $    11.98     $    12.59      $     12.60    $     12.23
======================================================================================================================

TOTAL RETURN(3)                                   11.11%          1.19%          6.43%            9.53%          4.95%
NET ASSETS, END OF PERIOD (IN THOUSANDS)     $  123,632     $  127,307     $  128,788      $   109,747    $    73,862

 RATIO OF EXPENSES TO AVERAGE NET ASSETS           0.87%          0.89%          0.88%            0.84%          0.95%
 RATIO OF NET INVESTMENT INCOME TO AVERAGE
  NET ASSETS                                       6.13%          5.91%          5.59%            5.93%          6.08%
PORTFOLIO TURNOVER RATE                          263.34%        273.95%        278.18%          211.66%        356.23%

----------------------------------------------------------------------------------------------------------------------
 INVESTOR CLASS SHARES                           2000           1999         1998(1)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $    11.98     $    12.59     $    12.67

 NET INVESTMENT INCOME(2)                          0.68           0.66           0.31
 NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS(2)                                0.54          (0.58)          0.01
                                             -------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                   1.22           0.08           0.32

 DISTRIBUTIONS FROM NET INVESTMENT INCOME         (0.68)         (0.66)         (0.33)
 DISTRIBUTIONS FROM CAPITAL GAINS                     -          (0.03)         (0.07)
                                             -------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                               (0.68)         (0.69)         (0.40)
                                             -------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD               $    12.52     $    11.98      $   12.59
======================================================================================================================

TOTAL RETURN(3)                                   10.58%          0.69%          2.46%
NET ASSETS, END OF PERIOD (IN THOUSANDS)     $   18,531     $   26,802      $  17,369

 RATIO OF EXPENSES TO AVERAGE NET ASSETS           1.37%          1.39%          1.41%*
 RATIO OF NET INVESTMENT INCOME TO AVERAGE
  NET ASSETS                                       5.63%          5.41%          5.09%*
PORTFOLIO TURNOVER RATE                          263.34%        273.95%        278.18%

(1)Class commenced operations on July 8, 1998.
(2)Per share amounts are based upon average shares outstanding.
(3)Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
* Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                  ACCESSOR 88

                           U.S. GOVERNMENT MONEY FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

----------------------------------------------------------------------------------------------------------------------
 ADVISOR CLASS SHARES                           2000           1999           1998            1997           1996
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $     1.00     $     1.00     $     1.00      $      1.00    $      1.00

 NET INVESTMENT INCOME(2)                          0.06           0.05           0.05             0.05           0.05
 DISTRIBUTIONS FROM NET INVESTMENT INCOME         (0.06)         (0.05)         (0.05)           (0.05)         (0.05)
                                             -------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD               $     1.00     $     1.00     $     1.00      $      1.00    $      1.00
======================================================================================================================

TOTAL RETURN(3)                                    5.99%          4.72%          5.00%            5.07%          4.78%
NET ASSETS, END OF PERIOD (IN THOUSANDS)     $  552,255     $  380,620     $  153,148      $    50,910    $    61,672

 RATIO OF EXPENSES TO AVERAGE NET ASSETS:          0.45%          0.48%          0.53%            0.54%          0.59%
 RATIO OF NET INVESTMENT INCOME TO AVERAGE
  NET ASSETS:                                      5.88%          4.66%          4.83%            4.96%          4.73%

----------------------------------------------------------------------------------------------------------------------
 INVESTOR CLASS SHARES                          2000           1999          1998(1)
----------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD         $     1.00     $     1.00     $     1.00

 NET INVESTMENT INCOME(2)                          0.05           0.04           0.02
 DISTRIBUTIONS FROM NET INVESTMENT INCOME         (0.05)         (0.04)         (0.02)
                                             -------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD               $     1.00     $     1.00     $     1.00
======================================================================================================================

TOTAL RETURN(3)                                    5.47%          4.20%          1.83%
NET ASSETS, END OF PERIOD (IN THOUSANDS)     $    7,746     $    8,034     $    5,071

 RATIO OF EXPENSES TO AVERAGE NET ASSETS:          0.95%          0.98%          1.03%*
 RATIO OF NET INVESTMENT INCOME TO AVERAGE
  NET ASSETS                                       5.35%          4.16%          4.40%*

(1)Class commenced operations on July 29, 1998.
(2)Per share amounts are based upon average shares outstanding.
(3)Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
* Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                  ACCESSOR 89

                            ACCESSOR ALLOCATION FUNDS
                              FINANCIAL HIGHLIGHTS
   FOR A SHARE OUTSTANDING FOR THE PERIOD OF DECEMBER 27 TO DECEMBER 31, 2000

----------------------------------------------------------------------------------------------------------------------
                                                 ACCESSOR               ACCESSOR INCOME               ACCESSOR
 ADVISOR CLASS SHARES(1)                     INCOME ALLOCATION        & GROWTH ALLOCATION        BALANCED ALLOCATION
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $           15.00        $           15.00          $          15.00

 NET INVESTMENT INCOME(2)                                   --                       --                        --
 NET REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS(2)                                          0.01                       --                        --
                                             -------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                          0.01                     0.00                      0.00
                                             -------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD               $           15.01        $           15.00          $          15.00
======================================================================================================================

TOTAL RETURN(3)                                           0.07%                    0.00%                     0.00%
NET ASSETS, END OF PERIOD (IN THOUSANDS)     $             400        $             289          $            297

 RATIO OF EXPENSES TO AVERAGE NET ASSETS                  0.10%*                   0.10%*                    0.10%*
 RATIO OF NET INVESTMENT INCOME (LOSS) TO
  AVERAGE NET ASSETS                                     (0.10)%*                 (0.10)%*                  (0.10)%*
PORTFOLIO TURNOVER RATE                                   0.00%                    0.00%                     0.00%

----------------------------------------------------------------------------------------------------------------------
                                                  ACCESSOR              ACCESSOR INCOME               ACCESSOR
 INVESTOR CLASS SHARES(1)                     INCOME ALLOCATION       & GROWTH ALLOCATION        BALANCED ALLOCATION
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $           15.00        $           15.00          $          15.00

 NET INVESTMENT INCOME(2)                                   --                       --                        --
 NET REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS(2)                                            --                       --                        --
                                             -------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                          0.00                     0.00                      0.00
                                             -------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD               $           15.00        $           15.00          $          15.00
======================================================================================================================

TOTAL RETURN(3)                                           0.00%                    0.00%                     0.00%
NET ASSETS, END OF PERIOD (IN THOUSANDS)     $             454        $           2,306          $          4,984

 RATIO OF EXPENSES TO AVERAGE NET ASSETS                  0.60%*                   0.60%*                    0.60%*
 RATIO OF NET INVESTMENT INCOME (LOSS) TO
  AVERAGE NET ASSETS                                     (0.60)%*                 (0.60)%*                  (0.60)%*
PORTFOLIO TURNOVER RATE                                   0.00%                    0.00%                     0.00%

(1)Class commenced operations on December 27, 2000.
(2)Per share amounts are based upon average shares outstanding.
(3)Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
* Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                  ACCESSOR 90

                            ACCESSOR ALLOCATION FUNDS
                              FINANCIAL HIGHLIGHTS
   FOR A SHARE OUTSTANDING FOR THE PERIOD OF DECEMBER 27 TO DECEMBER 31, 2000

--------------------------------------------------------------------------------------------------------------------
                                             ACCESSOR GROWTH &            ACCESSOR             ACCESSOR AGRESSIVE
 ADVISOR CLASS SHARES(1)                     INCOME ALLOCATION        GROWTH ALLOCATION        BALANCED ALLOCATION
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $           15.00        $           15.00        $           15.00

 NET INVESTMENT INCOME(2)                                   --                       --                       --
 NET REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS(2)                                          0.02                       --                       --
                                             -----------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                          0.02                     0.00                     0.00
                                             -----------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD               $           15.02        $           15.00        $           15.00
====================================================================================================================

TOTAL RETURN(3)                                           0.13%                    0.00%                    0.00%
NET ASSETS, END OF PERIOD (IN THOUSANDS)     $             247        $             223        $             226

 RATIO OF EXPENSES TO AVERAGE NET ASSETS                  0.10%*                   0.10%*                   0.10%*
 RATIO OF NET INVESTMENT INCOME (LOSS) TO
  AVERAGE NET ASSETS                                     (0.10)%*                 (0.10)%*                 (0.10)%*
PORTFOLIO TURNOVER RATE                                   0.00%                    0.00%                    0.00%

----------------------------------------------------------------------------------------------------------------------
                                              ACCESSOR GROWTH &        ACCESSOR GROWTH           ACCESSOR AGGRESSIVE
 INVESTOR CLASS SHARES(1)                     INCOME ALLOCATION          ALLOCATION               GROWTH ALLOCATION
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $           15.00        $           15.00        $           15.00

 NET INVESTMENT INCOME(2)                                   --                       --                       --
 NET REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS(2)                                          0.02                       --                    (0.01)
                                             ------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                          0.02                     0.00                    (0.01)
                                             ------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD               $           15.00        $           15.00          $         14.99
=====================================================================================================================

TOTAL RETURN(3)                                           0.13%                    0.00%                   (0.07)%
NET ASSETS, END OF PERIOD (IN THOUSANDS)     $              87        $           7,463          $         7,159

 RATIO OF EXPENSES TO AVERAGE NET ASSETS                  0.60%*                   0.60%*                   0.60%*
 RATIO OF NET INVESTMENT INCOME (LOSS) TO
  AVERAGE NET ASSETS                                     (0.60)%*                 (0.60)%*                 (0.60)%*
PORTFOLIO TURNOVER RATE                                   0.00%                    0.00%                    0.00%

(1)Class commenced operations on December 27, 2000.
(2)Per share amounts are based upon average shares outstanding.
(3)Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
* Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                  ACCESSOR 91

INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Directors
Accessor Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Accessor Funds, Inc. (the "Funds"), including the Growth Fund, Value Fund, Small to Mid Cap Fund, International Equity Fund, High Yield Bond Fund, Intermediate Fixed-Income Fund, Short-Intermediate Fixed-Income Fund, Mortgage Securities Fund, U.S. Government Money Fund, Accessor Income Allocation Fund, Accessor Income & Growth Allocation Fund, Accessor Balanced Allocation Fund, Accessor Growth & Income Allocation Fund, Accessor Growth Allocation Fund, and Accessor Aggressive Growth Allocation Fund, as of December 31, 2000, the related statements of operations for the period then ended, and the statements of changes in net assets and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the Funds' custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of December 31, 2000, the results of their operations, the changes in their net assets, and their financial highlights for the respective stated periods , in conformity with accounting principles generally accepted in the United States of America.



DELOITTE & TOUCHE LLP

CHICAGO,  ILLINOIS
February 9, 2001

                                  TAX YEAR 2000
                                   (UNAUDITED)

--------------------------------------------------------------------------------
The following is provided for your information. Some states allow you to reduce the amount of income you report on state income taxes by the proportion to which such income was earned from investments in U.S. Government obligations. All income shown is taxable for federal income tax purposes.

----------------------------------------------------------------------------------------------
                                      U.S. TREASURIES      NON-QUALIFYING
                                    AND QUALIFYING GOVT      GOVT AGENCY
FUND                                 AGENCY ISSUES(1)         ISSUES(2)       OTHER SOURCES(3)
----------------------------------------------------------------------------------------------
GROWTH                                     0.00%              0.00%               100.00%
VALUE                                      0.93               0.00                 99.07
SMALL TO MID CAP                           0.00               0.00                100.00
INTERNATIONAL EQUITY                       0.00               0.00                100.00
HIGH YIELD BOND                            0.00               0.00                100.00
INTERMEDIATE FIXED-INCOME                 14.24               5.58                 80.18
SHORT-INTERMEDIATE FIXED-INCOME           18.56              14.00                 67.44
MORTGAGE SECURITIES                        1.40              86.09                 12.51
U.S. GOVERNMENT MONEY                     14.84              74.33                 10.83
----------------------------------------------------------------------------------------------

(1)May include income from obligations of the U.S. Treasury and/or the following Qualifying Government Agencies: Federal Farm Credit Bank, Federal Home Loan Bank, Student Loan Marketing Association, Resolution Funding Corp. and Tennessee Valley Authority.
(2)May include income from obligations of the following Non-Qualifying Government Agencies: Federal National Mortgage Association, Federal Home Loan Mortgage Corporation and the Government National Mortgage Association.
(3)Includes income from all other sources other than those listed above.

--------------------------------------------------------------------------------

The following represents the percent of the income generated in the Accessor Funds that is designated as "qualifying" dividends. This breakdown may have tax benefits to certain corporate shareholders of the Accessor Funds. Please consult your tax advisor.

----------------------------------------------------------------------------------------------
FUND                                                    PERCENT OF QUALIFYING DIVIDENDS
----------------------------------------------------------------------------------------------
GROWTH                                                                0.00%
VALUE                                                                90.30
SMALL TO MID CAP                                                      0.00
INTERNATIONAL EQUITY                                                  0.00
HIGH YIELD BOND                                                       0.00
INTERMEDIATE FIXED-INCOME                                             0.00
SHORT-INTERMEDIATE FIXED-INCOME                                       0.00
MORTGAGE SECURITIES                                                   0.00
U.S. GOVERNMENT MONEY                                                 0.00
----------------------------------------------------------------------------------------------

ACCESSOR FUNDS, INC.


DIRECTORS AND OFFICERS

George G. Cobean, III, Director
Geoffrey C. Cross, Director
J. Anthony Whatley, III, Director, President and Principal Executive Officer Ravindra A. Deo, Treasurer, Vice President, Principal Financial and Accounting
 Officer
Robert J. Harper, Vice President
Christine J. Stansbery, Secretary
Linda V. Whatley, Vice President

INVESTMENT ADVISOR AND ADMINISTRATOR

Accessor Capital Management LP
1420 Fifth Avenue, Suite 3600
Seattle, Washington  98101

CUSTODIAN

The Fifth Third Bank
Fifth Third Center
38 Fountain Square Plaza
Cincinnati, Ohio  45263

TRANSFER AGENT

Accessor Capital Management LP
P.O. Box 1748
Seattle, Washington  98111

LEGAL COUNSEL

Kirkpatrick & Lockhart LLP
75 State Street
Boston, Massachusetts  02109

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two Prudential Plaza
180 North Stetson Avenue
Chicago, Illinois  60601


This report, including the financial statements herein, is transmitted to the shareholders of Accessor Funds, Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase of share of Accessor Funds, Inc., or any securities mentioned in this report.

                                www.accessor.com

ACCESSOR FUNDS, INC.
P.O. BOX 1748
SEATTLE, WA 98111-1748




                     VISIT OUR WEBSITE AT www.accessor.com